                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
   INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE ADJUSTED DEFERRED ANNUITY
                                   CONTRACTS
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                               ZURICH PREFERRED
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Variable and Market Value Adjusted Deferred Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages or as nonqualified annuities. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.

   You may allocate purchase payments to one or more of the variable options or the market value adjustment ("MVA") option, in states where an MVA is authorized. The MVA option may not be available in all states. The Contract currently offers twenty-seven variable investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

The Alger American Fund
..  Alger American Growth
..  Alger American MidCap Growth
..  Alger American Small Capitalization
American Century Variable Portfolios, Inc. ("VP")
..  American Century VP Income & Growth
..  American Century VP Value
Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)
..  Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus
   Trust-Emerging Markets)
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class) Fidelity Variable Insurance Products Fund ("VIP")
..  Fidelity VIP Equity-Income (Initial Class Shares)
..  Fidelity VIP Growth (Initial Class Shares)
..  Fidelity VIP II Contrafund(R) (Initial Class Shares)
..  Fidelity VIP II Index 500 (Service Class 2 Shares)
                                            J.P. Morgan Series Trust II
                                             .  JPMorgan Small Company
                                            Janus Aspen Series
                                             .  Janus Aspen Aggressive Growth
                                             .  Janus Aspen Balanced
                                             .  Janus Aspen Growth
                                             .  Janus Aspen Worldwide Growth
                                            Scudder Variable Series I*
                                             .  Scudder Bond
                                             .  Scudder Capital Growth
                                             .  Scudder International
                                            Scudder Variable Series II*
                                             .  Scudder Government Securities
                                             .  Scudder Growth
                                             .  Scudder High Yield
                                             .  Scudder Investment Grade Bond
                                             .  Scudder Money Market
                                             .  Scudder Small Cap Growth
                                             .  Scudder Technology Growth
                                             .  Scudder Total Return

   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 42. You may also find this prospectus and other information about the separate account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.

   The date of this prospectus is May 1, 2002.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                                                                         Page
                                                                         ----
   DEFINITIONS..........................................................   1
   SUMMARY..............................................................   3
   SUMMARY OF EXPENSES..................................................   5
   CONDENSED FINANCIAL INFORMATION......................................  11
   KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS...........  14
   THE CONTRACTS........................................................  19
   THE ACCUMULATION PERIOD..............................................  19
   CONTRACT CHARGES AND EXPENSES........................................  26
   THE ANNUITY PERIOD...................................................  29
   FEDERAL INCOME TAXES.................................................  32
   DISTRIBUTION OF CONTRACTS............................................  38
   VOTING RIGHTS........................................................  38
   REPORTS TO CONTRACT OWNERS AND INQUIRIES.............................  39
   DOLLAR COST AVERAGING................................................  39
   SYSTEMATIC WITHDRAWAL PLAN...........................................  39
   ASSET ALLLOCATION SERVICE............................................  40
   EXPERTS..............................................................  41
   LEGAL MATTERS........................................................  41
   SPECIAL CONSIDERATIONS...............................................  41
   AVAILABLE INFORMATION................................................  42
   LEGAL PROCEEDINGS....................................................  42
   TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION...............  42
   FINANCIAL STATEMENTS.................................................  42
   CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002...............  42
   ANNUAL REPORTS AND OTHER DOCUMENTS...................................  45
   APPENDIX A ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.................  46
   APPENDIX B KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND
     VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.  47

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date when you make premium payments to us.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Allocation Option--The twenty-seven (27) Subaccounts and the MVA Option available under the Contract for allocation of Purchase Payments, or transfers of Contract Value during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments. Life annuity payments involving life contingencies depend upon the annuitant.

   Annuity Date--The date on which annuity payments from us to the annuitant start.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date when we make annuity payments to the annuitant.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person you designate to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

   Contract--A Variable and Market Value Adjusted Deferred Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Accumulated Guarantee Period Value and Separate Account Value during the Accumulation Period.

   Contract Year--Period between anniversaries of the Date of Issue of a Contract.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan plus any accrued interest. Requests for loans must be made in writing to us.

   Fixed Annuity--An annuity where we guarantee the amount of each annuity payment.

   Fund or Funds--The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust), The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Product Fund and Fidelity Variable Insurance Products Fund II), J.P. Morgan Series Trust II, Janus Aspen Series, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account.

   Guaranteed Interest Rate--The rate of interest we set for a given Guarantee Period.

   Guarantee Period--The period of time for which a Guaranteed Interest Rate of an MVA Option is guaranteed. You may elect MVA Options having Guarantee Periods of from one to ten years.

   Guarantee Period Value--The sum of:

      . your Purchase Payments allocated to an MVA Option or amounts you transfer to an MVA Option, plus

      .  interest credited, minus

      .  your withdrawals and transfers, plus or minus

      .  any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.

   MVA Option--A fixed account accumulation option to which payments may be allocated or contract value transferred.

   Non-Qualified Contract--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you, your, yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.

   Portfolio(s)--The underlying portfolios in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Value--The sum of your Subaccount Values.

   Subaccounts--The twenty-seven subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.

   Subaccount Value--The value of your allocations to a Subaccount.

   Valuation Date--Each day when a Subaccount is valued. Subaccounts are normally valued every day the New York Stock Exchange is open for trading.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) you specify.

                                    SUMMARY

   Because this is a summary; it does not contain all of the information that may be important. Read the entire Prospectus, Statement of Additional Information and the Contract before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and annuity benefits. Both Non-Qualified and Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment is $10,000 and, subject to certain exceptions, the minimum subsequent payment is $100.

   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Portfolio. (See "The Funds," page 15.)

   Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccount(s).

   The MVA Options provide fixed-rate accumulations, each for a specified Guarantee Period. MVA Options are only available during the Accumulation Period. You may allocate amounts to one or more MVA Options. We may offer additional MVA Options with different Guarantee Periods at our discretion. For new Contracts, we may limit to 3 the number of MVA Options available. We credit a Guaranteed Interest Rate daily to amounts allocated to an MVA Option. Each Guaranteed Interest Rate is set at our discretion, but once set is guaranteed not to change for the duration of the Guarantee Period. At the end of a Guarantee Period, your money will be transferred to the money market subaccount unless you timely elect another MVA Option.

   Transfers between Subaccounts are permitted before and after annuitization, subject to limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment.

   The minimum withdrawal amount is $500 for the Subaccounts and $5,000 for the MVA Options. A minimum $5,000 plus the value of outstanding Contract loans must remain after a withdrawal. If less than $5,000 remains after partial withdrawal, we will terminate the Contract. If a partial withdrawal is made in connection with a 1035 exchange, direct transfer, or direct rollover, a $5,000 Contract Value must also remain in the Contract after the transfer. If this withdrawal request would reduce the Contract Value to less than $5,000, and you have not terminated your Contract, your partial withdrawal request will be limited so that the Contract Value remaining will be $5,000. No transfer, rollover, or 1035 exchange is permitted if there is an outstanding loan on your Contract.

   Withdrawals will have tax consequences, including income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Income Taxes," page 31.)

   A Market Value Adjustment also applies to any withdrawal (except during the "free look" period), transfer, purchase of an annuity option. The Market Value Adjustment does not apply to the death benefit. The Market Value Adjustment is applied to the amount being withdrawn. (See "The Contracts," page 19.)

   Contract charges include:

      .  mortality and expense risk charges,

      .  administrative expenses,

      .  records maintenance charge,

      .  applicable premium taxes,

      .  optional death benefit charges, and

      .  optional MIAA expense charge (See "Asset Allocation Service.")

(See "Contract Charges and Expenses," page 26.) In addition, the Funds pay their investment advisers varying fees for investment advice and also incur other operational expenses. (See the Funds' prospectuses for such information.)

   Dollar Cost Averaging and Automatic Asset Rebalancing are available to you. (See "Dollar Cost Averaging," page 39 and "The Accumulation Period--Automatic Asset Rebalancing," page 26.)

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement provided by PMG. MIAA is not available in all states or through all distributors.

   The Contract may be purchased as an Individual Retirement Annuity, Simplified Employee Pension--IRA, Traditional and Roth Individual Retirement Annuity, tax sheltered annuity, and as a nonqualified annuity. (See "Taxation of Annuities in General," page 32 and "Qualified Plans," page 35.)

   You may examine a Contract and return it for a refund during the "free look" period. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be canceled and amounts refunded. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 19.) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

                              SUMMARY OF EXPENSES

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Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)....................    None
Contingent Deferred Sales Load (as a percentage of amount surrendered)....................    None
Surrender Fees (in addition to Withdrawal Charge).........................................    None
Surrenders and other withdrawals from the MVA Option are subject to a Market Value
  Adjustment..............................................................................
The Market Value Adjustment may increase or reduce the Guarantee Period Value.............
Transfer Fees (voluntary transfers in excess of 12 per year)..............................     $25
Maximum Quarterly Records Maintenance Charge..............................................     $30
Under certain circumstances the annual Records Maintenance Charge may be reduced or waived. The annual Records Maintenance Charge will be $15 for Contracts with a Contract
  Value between $25,000 and $50,000 and will be Waived for Contracts with a Contract Value exceeding $50,000 on the date of assessment.............................................

Optional MIAA Expenses
MIAA Initial Set Up Fee)..................................................................     $30
MIAA Annual Expense
   Current................................................................................  0.50%*
   Maximum................................................................................ 1.00%**

 -------
 * Charged quarterly in arrears at the rate of .125% per quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. (See "Asset Allocation Service.")

 **We reserve the right for new Contracts to increase the MIAA Expense charge up to a maximum of 1.00%. We currently do not charge the maximum.

           Separate Account Annual Expenses
           (as a percentage of average daily account value)
           Mortality and Expense Risk...................... 1.00%
           Administration Current.......................... 0.25%
              Maximum...................................... 0.45%***
           Account Fees and Expenses....................... 0.00%
                                                            -----
           Total Current Separate Account Annual Expenses.. 1.25%
                                                            =====
           Total Maximum Separate Account Annual Expenses.. 1.45%***
                                                            =====

 -------
 ***We reserve the right for new Contracts to increase the administration charge up to a maximum of 0.45%. We currently do not charge the maximum.

             Optional Benefit Annual Expenses
             (as a percentage of average daily account value)
             Guaranteed Minimum Death Benefit Charge......... 0.15%
             Earnings Based Death Benefit Charge............. 0.20%
             Total Maximum Optional Benefit Annual Expenses.. 0.35%

 Fund Annual Expenses (After Any Fee Waivers and Expense Reductions)
 (as percentage of each Portfolio's average net assets for the period ended December 31, 2001)

                                                      Management  Other   Rule 12b-1    Total Annual
                      Portfolio                          Fees    Expenses    Fees    Portfolio Expenses
                      ---------                       ---------- -------- ---------- ------------------
Alger American Growth Portfolio......................   0.75%     0.06%     0.00%          0.81%
Alger American MidCap Growth Portfolio...............   0.80%     0.08%     0.00%          0.88%
Alger American Small Capitalization Portfolio........   0.85%     0.07%     0.00%          0.92%
American Century VP Income & Growth..................   0.70%     0.00%     0.00%          0.70%
American Century VP Value (7)........................   0.97%     0.00%     0.00%          0.97%
Credit Suisse Trust-Emerging Markets (5).............   1.25%     0.64%     0.00%          1.89%
Dreyfus Socially Responsible Growth (6)..............   0.75%     0.03%     0.00%          0.78%
Fidelity VIP Equity-Income (Initial Class Shares) (3)   0.48%     0.10%     0.00%          0.58%

                                                    Management  Other   Rule 12b-1    Total Annual
                     Portfolio                         Fees    Expenses    Fees    Portfolio Expenses
                     ---------                      ---------- -------- ---------- ------------------
Fidelity VIP Growth (Initial Class Shares) (3).....   0.58%     0.10%     0.00%          0.68%
Fidelity VIP Contrafund (Initial Class Shares) (3).   0.58%     0.10%     0.00%          0.68%
Fidelity VIP Index 500 (Service Class 2 Shares) (4)   0.24%     0.12%     0.25%          0.61%
JPMorgan Small Company.............................   0.60%     0.55%     0.00%          1.15%
Janus Aspen Aggressive Growth (2)..................   0.65%     0.02%     0.00%          0.67%
Janus Aspen Balanced (2)...........................   0.65%     0.01%     0.00%          0.66%
Janus Aspen Growth (2).............................   0.65%     0.01%     0.00%          0.66%
Janus Aspen Worldwide Growth (2)...................   0.65%     0.04%     0.00%          0.69%
Scudder Bond.......................................   0.48%     0.09%     0.00%          0.57%
Scudder Capital Growth.............................   0.46%     0.04%     0.00%          0.50%
Scudder Government Securities......................   0.55%     0.05%     0.00%          0.60%
Scudder Growth.....................................   0.60%     0.03%     0.00%          0.63%
Scudder High Yield.................................   0.60%     0.10%     0.00%          0.70%
Scudder International..............................   0.84%     0.16%     0.00%          1.00%
Scudder Investment Grade Bond (1)..................   0.60%     0.04%     0.00%          0.64%
Scudder Money Market...............................   0.50%     0.05%     0.00%          0.55%
Scudder Small Cap Growth...........................   0.65%     0.03%     0.00%          0.68%
Scudder Technology Growth (1)......................   0.74%     0.07%     0.00%          0.81%
Scudder Total Return...............................   0.55%     0.03%     0.00%          0.58%


(1)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth (0.95%) and Scudder Investment Grade Bond (0.80%).

(2)All expenses are shown without the effect of any expense offset arrangements.

(3)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. Through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. These offsets may be discontinued at any time. With these offsets, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been 0.48%, 0.09% and 0.57%, respectively, for the Fidelity VIP Equity-Income Portfolio; 0.58%, 0.07% and 0.65%, respectively, for the Fidelity VIP Growth Portfolio; and 0.58%, 0.06% and 0.64%, respectively, for the Fidelity VIP Contrafund Portfolio.

(4)The Portfolio's manager has voluntary agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the Portfolio's manager at any time. Including this reimbursement, Management Fees, Other Expenses and Total Portfolio Annual Expenses were 0.24%, 0.04% and 0.53%, respectively.

(5)The expense figures shown are before certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates. With such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Trust-Emerging Markets Portfolio were 0.76%, 0.64% and 1.40%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.

(6)Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(7)The fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as the Fund's assets increase.

   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,

      .  the current 0.25% administration charge,

      .  no optional benefits or MIAA program, and

      .  the current level of fund expenses for all years shown.

   The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 1
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $21     $66    $113     $242
      Alger American MidCap Growth           22      68     116      250
      Alger American Small Capitalization    22      69     118      254
      American Century VP Income & Growth    20      62     107      231
      American Century VP Value              23      71     121      259
      Credit Suisse Trust-Emerging Markets   27      84     143      303
      Dreyfus Socially Responsible Growth    21      65     111      239
      Fidelity VIP Equity-Income             19      59     101      218
      Fidelity VIP Growth                    20      62     106      229
      Fidelity VIP Contrafund                20      62     106      229
      Fidelity VIP Index 500                 19      59     102      221
      JPMorgan Small Company                 25      76     130      278
      Janus Aspen Aggressive Growth          20      61     105      228
      Janus Aspen Balanced                   20      61     105      227
      Janus Aspen Growth                     20      61     105      227
      Janus Aspen Worldwide Growth           20      62     106      230
      Scudder Bond                           19      58     100      217
      Scudder Capital Growth                 18      56      96      209
      Scudder International                  23      72     123      262
      Scudder Government Securities          19      59     102      220
      Scudder Growth                         19      60     103      223
      Scudder High Yield                     20      62     107      231
      Scudder Investment Grade Bond          20      60     104      224
      Scudder Money Market #1                19      58      99      215
      Scudder Small Cap Growth               20      62     106      229
      Scudder Technology Growth              21      66     113      242
      Scudder Total Return                   19      59     101      218

   Same assumptions as Example 1 above, except that you decide not to surrender your Contract at the end of each period.

                                   EXAMPLE 2
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $21     $66    $113     $242
      Alger American MidCap Growth           22      68     116      250
      Alger American Small Capitalization    22      69     118      254
      American Century VP Income & Growth    20      62     107      231
      American Century VP Value              23      71     121      259
      Credit Suisse Trust-Emerging Markets   27      84     143      303
      Dreyfus Socially Responsible Growth    21      65     111      239
      Fidelity VIP Equity-Income             19      59     101      218
      Fidelity VIP Growth                    20      62     106      229
      Fidelity VIP Contrafund                20      62     106      229
      Fidelity VIP Index 500                 19      59     102      221
      JPMorgan Small Company                 25      76     130      278
      Janus Aspen Aggressive Growth          20      61     105      228
      Janus Aspen Balanced                   20      61     105      227
      Janus Aspen Growth                     20      61     105      227
      Janus Aspen Worldwide Growth           20      62     106      230
      Scudder Bond                           19      58     100      217
      Scudder Capital Growth                 18      56      96      209
      Scudder International                  23      72     123      262
      Scudder Government Securities          19      59     102      220
      Scudder Growth                         19      60     103      223
      Scudder High Yield                     20      62     107      231
      Scudder Investment Grade Bond          20      60     104      224
      Scudder Money Market #1                19      58      99      215
      Scudder Small Cap Growth               20      62     106      229
      Scudder Technology Growth              21      66     113      242
      Scudder Total Return                   19      59     101      218

   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds or Portfolios but not the MVA Option. This table is limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Examples should not be considered to be representations of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Portfolios or Funds have been provided by the investment managers or advisers of the Portfolios or Funds, and have not been independently verified. The examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amount of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,

      .  the maximum 0.45% administration charge,

      . you participate in the optional MIAA program, with a 1.00% MIAA expense,

      .  you elect the optional Guaranteed Minimum Death Benefit,

      .  you elect the optional Earnings Based Death Benefit, and

      .  the current level of fund expenses for all years shown.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 3
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $42    $118    $195     $397
      Alger American MidCap Growth           43     120     198      403
      Alger American Small Capitalization    43     121     200      407
      American Century VP Income & Growth    41     114     190      387
      American Century VP Value              44     122     203      411
      Credit Suisse Trust-Emerging Markets   48     135     223      449
      Dreyfus Socially Responsible Growth    42     117     193      394
      Fidelity VIP Equity-Income             40     111     184      376
      Fidelity VIP Growth                    41     114     189      385
      Fidelity VIP Contrafund                41     114     189      385
      Fidelity VIP Index 500                 40     112     185      379
      JPMorgan Small Company                 46     128     211      427
      Janus Aspen Aggressive Growth          41     113     188      384
      Janus Aspen Balanced                   41     113     188      384
      Janus Aspen Growth                     41     113     188      384
      Janus Aspen Worldwide Growth           41     114     189      386
      Scudder Bond                           40     110     183      375
      Scudder Capital Growth                 39     108     180      369
      Scudder International                  44     123     204      414
      Scudder Government Securities          40     111     185      378
      Scudder Growth                         40     112     186      381
      Scudder High Yield                     41     114     190      387
      Scudder Investment Grade Bond          40     112     187      382
      Scudder Money Market #1                39     110     182      373
      Scudder Small Cap Growth               41     114     189      385
      Scudder Technology Growth              42     118     195      397
      Scudder Total Return                   40     111     184      376

   Same assumptions as Example 3 above, except that you decide not to surrender your Contract at the end of each period.

                                   EXAMPLE 4
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $42    $118    $195     $397
      Alger American MidCap Growth           43     120     198      403
      Alger American Small Capitalization    43     121     200      407
      American Century VP Income & Growth    41     114     190      387
      American Century VP Value              44     122     203      411
      Credit Suisse Trust-Emerging Markets   48     135     223      449
      Dreyfus Socially Responsible Growth    42     117     193      394
      Fidelity VIP Equity-Income             40     111     184      376
      Fidelity VIP Growth                    41     114     189      385
      Fidelity VIP Contrafund                41     114     189      385
      Fidelity VIP Index 500                 40     112     185      379
      JPMorgan Small Company                 46     128     211      427
      Janus Aspen Aggressive Growth          41     113     188      384
      Janus Aspen Balanced                   41     113     188      384
      Janus Aspen Growth                     41     113     188      384
      Janus Aspen Worldwide Growth           41     114     189      386
      Scudder Bond                           40     110     183      375
      Scudder Capital Growth                 39     108     180      369
      Scudder International                  44     123     204      414
      Scudder Government Securities          40     111     185      378
      Scudder Growth                         40     112     186      381
      Scudder High Yield                     41     114     190      387
      Scudder Investment Grade Bond          40     112     187      382
      Scudder Money Market #1                39     110     182      373
      Scudder Small Cap Growth               41     114     189      385
      Scudder Technology Growth              42     118     195      397
      Scudder Total Return                   40     111     184      376

   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit and the optional Earnings Based Death Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. These tables do not reflect the expenses of the MVA Option. This table is limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Examples should not be considered to be representations of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Portfolios or Funds have been provided by the investment managers or advisers of the Portfolios or Funds, and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amount of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. These tables also assume that all the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

   The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.25%) and contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2001 (2.65%). Should the Separate Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

             No Additional Contract Options Elected (Total 1.25%)
  (Separate Account Charges of 1.25% of the Daily Net Assets of the Separate
                                   Account)

                                 Subaccount                                     2001     2000
                                 ----------                                   -------- --------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........................... $ 46.978 $ 57.684
   Accumulation unit value at end of period.................................. $ 40.912 $ 46.978
   Number of accumulation units outstanding at end of period (000's omitted).        2        1
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*...........................   30.431   32.447
   Accumulation unit value at end of period..................................   28.092   30.431
   Number of accumulation units outstanding at end of period (000's omitted).        4        0
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*...........................   23.344   32.317
   Accumulation unit value at end of period..................................   16.250   23.344
   Number of accumulation units outstanding at end of period (000's omitted).        1        0
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*...........................    7.066    7.779
   Accumulation unit value at end of period..................................    6.395    7.066
   Number of accumulation units outstanding at end of period (000's omitted).        8        2
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*...........................    6.629    5.539
   Accumulation unit value at end of period..................................    7.386    6.629
   Number of accumulation units outstanding at end of period (000's omitted).       82        5
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...........................    9.647    13.16
   Accumulation unit value at end of period..................................    8.611    9.647
   Number of accumulation units outstanding at end of period (000's omitted).        1        0
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*...........................   34.539   40.426
   Accumulation unit value at end of period..................................   26.410   34.539
   Number of accumulation units outstanding at end of period (000's omitted).        1        0
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*...........................   25.363   23.318
   Accumulation unit value at end of period..................................   23.806   25.363
   Number of accumulation units outstanding at end of period (000's omitted).       23        4
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*...........................   43.380   51.935
   Accumulation unit value at end of period..................................   35.279   43.380
   Number of accumulation units outstanding at end of period (000's omitted).       23        4
Fidelity VIP II Contrafund Subaccount
   Accumulation unit value at beginning of period*...........................   23.593   25.267
   Accumulation unit value at end of period..................................   20.447   23.593
   Number of accumulation units outstanding at end of period (000's omitted).        4        1
Fidelity VIP II Index 500 Subaccount
   Accumulation unit value at beginning of period*...........................  148.249  165.363
   Accumulation unit value at end of period..................................  128.376  148.249
   Number of accumulation units outstanding at end of period (000's omitted).        1        1

                                 Subaccount                                     2001     2000
                                 ----------                                   -------- --------
J.P. Morgan Small Company Subaccount
   Accumulation unit value at beginning of period*........................... $ 14.315 $ 16.058
   Accumulation unit value at end of period.................................. $ 12.996 $ 14.315
   Number of accumulation units outstanding at end of period (000's omitted).      126        0
Janus Aspen Aggressive Growth Subaccount
   Accumulation unit value at beginning of period*...........................   37.224   56.434
   Accumulation unit value at end of period..................................   22.258   37.224
   Number of accumulation units outstanding at end of period (000's omitted).        7        2
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*...........................   25.381   26.447
   Accumulation unit value at end of period..................................   23.897   25.381
   Number of accumulation units outstanding at end of period (000's omitted).       10        3
Janus Aspen Growth Subaccount
   Accumulation unit value at beginning of period*...........................   27.457   33.237
   Accumulation unit value at end of period..................................   20.408   27.457
   Number of accumulation units outstanding at end of period (000's omitted).        8        3
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*...........................   39.439   48.945
   Accumulation unit value at end of period..................................   30.210   39.439
   Number of accumulation units outstanding at end of period (000's omitted).       12        6
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*...........................    6.748    6.359
   Accumulation unit value at end of period..................................    7.047    6.748
   Number of accumulation units outstanding at end of period (000's omitted).      117        4
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...........................   22.927   26.577
   Accumulation unit value at end of period..................................   18.260   22.927
   Number of accumulation units outstanding at end of period (000's omitted).        1        0
Scudder International Subaccount
   Accumulation unit value at beginning of period*...........................   14.172   16.428
   Accumulation unit value at end of period..................................    9.677   14.172
   Number of accumulation units outstanding at end of period (000's omitted).       70        1
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*...........................    1.189    1.123
   Accumulation unit value at end of period..................................    1.262    1.189
   Number of accumulation units outstanding at end of period (000's omitted).      131       --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...........................    2.993    3.890
   Accumulation unit value at end of period..................................    2.296    2.993
   Number of accumulation units outstanding at end of period (000's omitted).       15        7
Scudder High Yield Subaccount
   Accumulation unit value at beginning of period*...........................    0.911    0.985
   Accumulation unit value at end of period..................................    0.923    0.911
   Number of accumulation units outstanding at end of period (000's omitted).       53       26
Scudder Investment Grade Bond Subaccount
   Accumulation unit value at beginning of period*...........................    1.138    1.074
   Accumulation unit value at end of period..................................    1.188    1.138
   Number of accumulation units outstanding at end of period (000's omitted).      265       10
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...........................    1.025    1.000
   Accumulation unit value at end of period..................................    1.050    1.025
   Number of accumulation units outstanding at end of period (000's omitted).   70,520   15,033
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................    2.151    2.643
   Accumulation unit value at end of period..................................    1.512    2.151
   Number of accumulation units outstanding at end of period (000's omitted).      107       35

                                 Subaccount                                     2001     2000
                                 ----------                                   -------- --------
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........................... $  1.379 $  2.034
   Accumulation unit value at end of period.................................. $  0.920 $  1.379
   Number of accumulation units outstanding at end of period (000's omitted).       78       19
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*...........................    2.575    2.684
   Accumulation unit value at end of period..................................    2.388    2.575
   Number of accumulation units outstanding at end of period (000's omitted).       38        7

               Additional Contract Options Elected (Total 2.65%)
  (Separate Account Charges of 2.65% of the Daily Net Assets of the Separate
                                   Account)

                                 Subaccount                                     2001
                                 ----------                                   --------
American Century VP Value Subaccount
   Accumulation unit value at beginning of period**.......................... $  6.473
   Accumulation unit value at end of period.................................. $  7.372
   Number of accumulation units outstanding at end of period (000's omitted).        1
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period**..........................   21.717
   Accumulation unit value at end of period..................................   23.761
   Number of accumulation units outstanding at end of period (000's omitted).        0
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period**..........................   30.186
   Accumulation unit value at end of period..................................   35.213
   Number of accumulation units outstanding at end of period (000's omitted).        0
J.P. Morgan Small Company Subaccount
   Accumulation unit value at beginning of period**..........................   10.738
   Accumulation unit value at end of period..................................   12.972
   Number of accumulation units outstanding at end of period (000's omitted).        1
Scudder Bond Subaccount
   Accumulation unit value at beginning of period**..........................    7.100
   Accumulation unit value at end of period..................................    7.034
   Number of accumulation units outstanding at end of period (000's omitted).        1
Scudder International Subaccount
   Accumulation unit value at beginning of period**..........................    9.610
   Accumulation unit value at end of period..................................    9.659
   Number of accumulation units outstanding at end of period (000's omitted).        2

--------
  *Commencement of Offering on July 3, 2000.
 **Commencement of Offering on October 1, 2001.
***Condensed Financial Information reflecting the highest Separate Account charges possible under the Contract is not shown for certain Subaccounts available under the Contract because those Subaccounts did not have investments under Contracts reflecting such charges as of December 31, 2001.

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. For new Contracts, we may limit to 3 the number of MVA Options available. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice (see "Guarantee Periods of the MVA Option" below). The MVA Option is not available in all states. At our discretion, we may offer additional Guarantee Periods.

   The amounts allocated to the MVA Option under the Contracts are invested under the state insurance laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations under the Contracts and other contracts we may issue. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. Deutsche Investment Management Americas Inc. manages our General Account.

   We consider many factors in establishing Guaranteed Interest Rates, including the return available on the instruments in which General Account assets are invested when establishing Guaranteed Interest Rates. We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends. (See "The Accumulation Period--Establishment of Guaranteed Interest Rates.")

   Our investment strategy is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the four (4) highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.

   Our General Account at December 31, 2001 included approximately 83.5 percent in cash, short-term investments and investment grade fixed maturities, 3.3 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 8.6 percent in all other investments.

   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2001. (See "Annual Reports and Other Documents.")

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Twenty-seven Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following Funds:

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.

      .  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  Fidelity Variable Insurance Products Funds

      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that the Funds' responses to any of those events insufficiently protects Owners, we will take appropriate action.

   The Funds consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The twenty-seven Portfolios are summarized below:

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

   Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus Trust-Emerging Markets) Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   The Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Fidelity Variable Insurance Products Funds

   Fidelity VIP Equity-Income Portfolio (Initial Class Shares) seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Contrafund Portfolio (Initial Class Shares) seeks long-term capital appreciation.
   Fidelity VIP Growth Portfolio (Initial Class Shares) seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio (Service Class 2 Shares) seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

J.P. Morgan Series Trust II

   J.P. Morgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Scudder Variable Series I (Class A Shares)

   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.

   Scudder High Yield Portfolio seeks to provide a high level of current income.

   Scudder Investment Grade Bond Portfolio seeks high current income.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.

   The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund. American Century Investment Management, Inc. serves as the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc. Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio (formerly Credit Suisse, Warburg Pincus Trust-Emerging Markets Portfolio). The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc. Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP Index 500 Portfolio. J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio. Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series. Deutsche Investment Management Americas Inc. serves as investment manager for each of the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio becomes inappropriate. We will not substitute any shares attributable to any shares held by a

Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount if marketing, tax, or investment conditions warrant. We will notify all Owners of these changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be:

      . operated as a management company under the Investment Company Act of 1940 ("1940 Act");

      . deregistered under that Act in the event such registration is no longer required; or

      .  combined with our other separate accounts.

   To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder High Yield Subaccount, Scudder Government Securities Subaccount, Scudder Investment Grade Bond Subaccount and Scudder Bond Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of Subaccount's future performance.

   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable. In addition, we will show standardized average annual total return and nonstandardized total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge, and the maximum charge for the MIAA program. Standardized performance may include the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures may also include the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider.

   The Subaccounts may be compared to relevant indices and performance data from independent sources, including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or portfolio expenses. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The Subaccounts are not insured and the value of their units will fluctuate.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance is provided in the Statement of Additional Information.

                                 THE CONTRACTS

A. General Information.

   The minimum initial Purchase Payment is $10,000 and the minimum subsequent payment is $100. Total Purchase Payments in excess of $1,000,000 per Contract Year require our prior approval.

   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus the amounts of purchase payments in the Guarantee Periods on the date we receive the returned Contract, without any deduction for Records Maintenance Charges. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

   You designate the Beneficiary. If you or the Annuitant dies, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay you or the Annuitant's estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may change a Beneficiary at any time by signing our form. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of a Beneficiary change.

   Amounts payable during the Annuity Period may not be assigned. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

                            THE ACCUMULATION PERIOD

A. Application of Purchase Payments.

   You allocate your Purchase Payments to the Subaccount(s) or MVA Option(s). The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to an MVA Option begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited no later than 2 business days after the application for the Contract is complete. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge. The number of Accumulation Units and Accumulated Guarantee Period Value is reduced when the Records Maintenance Charge is assessed (see "Records Maintenance Charge" below).

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within 5 business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five 5 day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

B. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units credited is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are canceled in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (a / b) - c, where:

      (a) is the net result of:

          . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

          . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (b) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

      (c) is the factor representing asset based charges (the mortality and expense risk and administration charges plus any applicable charges optional death or income benefits).

C. Guarantee Periods of the MVA Option.

   You may allocate Purchase Payments or transfer Contract Value to one or more Guarantee Periods then offered with durations of one to ten years. Each MVA Option has a Guaranteed Interest Rate which will not change during the Guarantee Period. Interest is credited daily at the effective annual rate. The minimum Purchase Payment is $5,000 per MVA Option per allocation.

   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

              Purchase Payment........ $40,000
              Guarantee Period........ 5 Years
              Guaranteed Interest Rate 4.0% Effective Annual Rate

                                Interest   Cumulative
                                Credited    Interest
                          Year During Year  Credited
                          ---- ----------- ----------
                           1..  $1,600.00  $1,600.00
                           2..   1,664.00   3,264.00
                           3..   1,730.56   4,994.56
                           4..   1,799.78   6,794.34
                           5..   1,871.77   8,666.11

   Accumulated Value at the end of 5 years is:

                       $40,000 + $8,666.11 = $48,666.11

   Note: This example assumes that no withdrawals are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments apply.

   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

   We send written notice 30 days before the beginning of a new Guarantee Period. If you do not elect a new Guarantee Period, the MVA assets will be transferred automatically to the Kemper Money Market Subaccount on the Guarantee Period maturity date. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. (See "Market Value Adjustment" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-888-477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

D. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions and other factors dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is made or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to a Market Value Adjustment. (See "Market Value Adjustment" below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See "The MVA Option".) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

E. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  Accumulated Guarantee Period Value.

F. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer your Contract Value among the Subaccounts and the Guarantee Periods, subject to the following provisions:

      . the Contract Value transferred into or out of the Guarantee Periods must be at least $5,000, unless the entire Guarantee Period Value is transferred;

      . we reserve the right to charge $25 for each transfer (that is not part of the Automatic Asset Rebalancing, see p. 22) when there are more than 12 transfers in a Contract Year.

   In addition, transfers of Guarantee Period Value before the Guarantee Period end date are subject to a Market Value Adjustment. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any unaffiliated third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   Effective April 1, 2002, requests for transfers among the Subaccounts, in excess of $250,000, per Contract, per day, must be transacted through standard United States mail.

   These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios.

   We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.

G. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market-timing strategies detrimental to Owners.

H. Partial Withdrawals During Accumulation Period.

   You may redeem some or all of the Contract Value minus previous withdrawals, plus or minus any applicable Market Value Adjustment. Withdrawals will have tax consequences. (See "Federal Income Taxes.") A withdrawal of the entire Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See "Federal Income Taxes.")

   Partial withdrawals are subject to the following:

   In any Contract Year, you may make a partial withdrawal, subject to the following:

      .  the partial withdrawal from the Subaccounts must be at least $500,

      . the minimum withdrawal from the MVA Options must be at least $5,000 (before any Market Value Adjustment),

      . at least $5,000 of Contract Value less Debt must remain in the Contract after the withdrawal,

      . if there is an outstanding loan the greater of $5,000 or 20% of Contract Value must be retained in the contract

      . transfers, rollovers, and exchanges are not permitted if there is an outstanding loan.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we (1) cancel Accumulation Units on a pro rata basis from all Subaccounts in which you have an interest and (2) redeem ratably from the MVA Options.

   Election to withdraw shall be made in writing to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis on the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within 7 days after we receive the request. However, we may suspend withdrawals or delay payment:

      .  during any period when the New York Stock Exchange is closed,

      . when trading in a Portfolio is restricted or the SEC determines that an emergency exists, or

      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

I. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected on the Guarantee Period end date or during the "free look" period, may be adjusted up or down by a Market Value Adjustment.

   The Market Value Adjustment reflects the relationship between

      . the currently established interest rate ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and

      . the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Market Adjusted Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Market Adjusted Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

                         MVA = GPV x .075 x (J-I) x N

      Where:

      GPV is the Guarantee Period Value being withdrawn,

      I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

      J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the Guarantee Period for the Guarantee Period Amount subject to the Market Value Adjustment, and

      N is the number of months remaining in the Guarantee Period.

      The .075 factor used in the MVA formula is based on testing a number of interest rate scenarios so that the entire formula provides reasonable financial parity between terminating and continuing Contract

   Owners and between Contract Owners and us with respect to changes in interest rates and asset values during various time periods.

      For an illustration showing an upward and a downward adjustment, see Appendix A.

J. Death Benefit.

   If you (or the last surviving Annuitant) die during the Accumulation Period, prior to attaining age 75, the beneficiary will be paid the greatest of:

      .  the Contract Value less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals, or

      . the amount that would have been payable in the event of a full surrender on the date of death.

   If you (or the last surviving Annuitant) die at age 75 or later, the death benefit is the Contract Value minus Debt or, if larger, the amount that would have been paid in the event of a full surrender.

   You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to your designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options". The death benefit is determined as stated above, except your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

K. Guaranteed Minimum Death Benefit Rider.

   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect GMDB on the initial contract application provided the oldest Owner is 80 years old or younger at the time the Contract is issued. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, a Joint Owner, or last surviving Annuitant, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.

   We compute the (1) below at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. We compute (2) and (3) below as of date of death. The proof may be a certified death Certificate or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less debt:

    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

    (2)the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

    (3)the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

    (b)is the Contract Value, adjusted by any Market Value Adjustment that may exist on the Contract to which this rider is attached, reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; Annuity Option 2; or Annuity Option with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect among three Surviving Spouse Options.

L. Earnings Based Death Benefit Rider.

   The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. EBDB may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). You must elect the GMDB rider on the initial contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

   If elected, the death benefit would be as follows:

      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus

      .  the EBDB factor times the lesser of:

          a. remaining principal, or

          b. Contract Value minus remaining principal, but not less than zero.

   The EBDB factor is 0.40 if death occurs prior to the 10th Contract Anniversary, 0.50 if death occurs between the 10th and 15th Contract Anniversaries and 0.70 if death occurs on or after the 15th Contract Anniversary.

   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

M. Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the accumulation period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to ERISA, additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

N. Automatic Asset Rebalancing.

   You may elect Automatic Asset Rebalancing on a monthly, quarterly, semi-annual or annual basis. Funds held under the Dollar Cost Averaging program or MVA options are not eligible for this option. There is no charge for this service.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative expense charge,

      .  records maintenance charge,

      .  applicable premium taxes,

      .  optional death benefit charges, and

      .  optional MIAA expense charge (See "Asset Allocation Service.")

   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. Charges Against the Separate Account.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.00% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before you attain age 75, we may, in some cases, pay more than Contract Value. (See "Death Benefit", page 18) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2. Administrative Expense Charge.

   We assess each Subaccount a daily asset charge for administrative expenses at a rate of 0.25% per annum. For new Contracts we reserve the right to increase this charge to a maximum of 0.45 per annum. These charges reimburse us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administrative expense covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative expenses of the particular Contract.

3. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge. This charge is not assessed after the Annuity Date.

4. Earnings Based Death Benefit Rider Charge.

   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge. This charge is not assessed after the Annuity Date.

B. Asset Allocation Service Charge.

   The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of 1.00%. We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee of $30.00.

C. Records Maintenance Charge.

   We will assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the calendar year. The Records Maintenance Charge is:

      .  $7.50 quarterly for Contracts with Contract Value under $25,000.

      . $3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000.

      . No Records Maintenance Charge for Contracts with Contract Value over $50,000.

   The Record Maintenance Charge is not assessed during the Annuity Period.

   The Records Maintenance Charge is to reimburse us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge will be assessed at the end of each calendar quarter, based on the Contract Value at that time, and will constitute a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge will be assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge will be redeemed from such Subaccount. If necessary to meet the assessment, amounts are also redeemed from the Guarantee Periods.

D. Withdrawal Charge.

   There is no Withdrawal Charge.

E. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See "Summary of Expenses.") Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.

F. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization, unless the tax was previously assessed. See "Appendix B--State Premium Tax Chart" in the Statement of Additional Information. It is our current practice under this Contract to pay premium tax directly and not charge you. This practice is subject to change without notice.

G. Reduction or Elimination of Certain Charges.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or elimination of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses in certain group or sponsored arrangements may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.

   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

   We may also decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, beyond what is disclosed above, we guarantee that they will not increase. We bear the risk that such charges will not cover our costs. On the other hand, should such charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

   We may also offer reduced fees and charges, including but not limited to, Records Maintenance Charge and mortality and expense risk and administrative charges, for certain sales that may result in cost savings. Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. You may annuitize any time after the first contract year but no later than the Annuitant's 90th birthday. We make annuity payments beginning on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly.

2. Annuity Options.

   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments. You may change the Annuity Option before, but not after, the Annuity Date. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $5,000. In addition, if the first monthly payment is less than $50 we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $50.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option you select;

      .  the age and sex of the payee;

      . the investment experience of the selected Subaccount(s) (if variable annuitization is elected); and

      . the interest rates (if fixed annuitization is elected) at the time of annuitization.

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.

   For Non-Qualified Contracts, if you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

      .  Option 2 or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   You may elect to surrender the Contract or make partial withdrawals after annuity payments begin under Option 1. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Transfers during the Annuity Period are subject to certain limitations. We reserve the right to restrict the number of Subaccounts available during the Annuity Period.

4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount, subject to the following limitations:

      . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than 7 days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than 7 days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the General Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death benefit, if any, depends upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                             FEDERAL INCOME TAXES

A. Introduction

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. Taxation of Annuities in General

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees. Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

      .  certain Qualified Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the separate account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In those circumstances, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals from Nonqualified Contracts

   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract." This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains).

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services ("MIAA"). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the Contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. Qualified Plans

   Qualified Contracts are used with retirement plans which receive favorable tax treatment as Individual Retirement Annuities, Simplified Employee Pensions--IRAs, Roth Individual Retirement Annuities, tax sheltered annuities, and certain deferred compensation plans ("qualified plans"). Numerous special tax rules apply to qualified plans and to Qualified Contracts. Therefore, we make no attempt to provide more than general information about use of Qualified Contracts. Persons intending to use the contract in connection with qualified plans should consult a tax advisor.

   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's other features, including the availability of lifetime annuity payments and death benefit protection.

   The tax rules applicable to qualified plans vary according to the type, terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the permitted contribution, and the corresponding deduction or exclusion, are limited under qualified plans. In Qualified

Contracts, the Owner and Annuitant generally are the same individual. Also, if the joint Annuitant is not the Annuitant's spouse, the annuity options may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the accrual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you purchase a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:

      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of qualified plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP-IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      .  contributions to a Roth IRA can be made after the Owner reaches age
         70 1/2

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (see "K. Guaranteed Minimum Death Benefit Rider" and "L. Earnings Based Death Benefit Rider" above). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible deferred compensation plan that has a government sponsor and that is qualified under
Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                          1600 McConnor Parkway
                          Schaumburg, Illinois, 60196-6801

   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each quarter, we send you a statement showing amounts credited to each Subaccount and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional unscheduled payments, you will receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Portfolio.

   You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from our website at www.zurichkemper.com.

   You may also direct inquiries to the selling agent or may call
1-888-477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                             DOLLAR COST AVERAGING

Dollar Cost Averaging for the Kemper Money Market and Kemper Government Securities Subaccounts

   Under our Dollar Cost Averaging program ("DCA"), you designate a portion of the Scudder Money Market or Scudder Government Securities Subaccount Value to be transferred on a monthly or quarterly basis to the other Subaccounts. The DCA program is available only during the Accumulation Period. DCA to the MVA Options are not permitted. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is not guarantee that DCA will produce that result. There is currently no charge for this service.

   The first DCA will occur on the requested beginning date. If the requested beginning date is a non-business day, the first DCA will occur on the first business day prior to the requested beginning date. If you do not provide a requested beginning date, the first DCA will occur on the first business day following receipt of your request. We will delay the beginning date if information is missing from your request or if your request is deemed not in good order. Subsequent DCA transfers will occur, every one or three months, on the same day of the month as the initial DCA transfer. If a subsequent DCA transfer is scheduled for a non-business day, the transfer will take place on the business day prior to the scheduled DCA transfer date.

Dollar Cost Averaging from our General Account

   Deposits and transfers into our general account will be automatically transferred to the subaccounts on a monthly frequency over a period no greater than seven (7) months from the date of the initial transfer or deposit to the General Account. All assets transferred or deposited to the General Account will be transferred from the General Account by the end of the seven (7) month period. The first DCA transfer will occur one month following the date of the initial deposit or transfer to the DCA account. Subsequent DCA transfers will occur on the same day of the month as the initial DCA transfer. If a subsequent DCA transfer is scheduled for a non-business day, the transfer will take place on the business day prior to the scheduled DCA transfer date.

   We reserve the right to offer additional DCA periods at any time. All additional DCA periods will be offered for a limited period of time and may be changed, revoked or canceled at any time for future deposits or transfers.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. SWP is not available from the MVA accounts or under the DCA Program. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by the you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, Capital Resource Advisors RogersCasey ("CRA") performs certain functions for the MIAA program. CRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. Summary of the Service Provided.

   Under MIAA, your Contract Value is allocated among certain Subaccounts. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing CRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.

B. MIAA Charges.

   PMG's current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of one percent (1.00%). We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, and multiplied by .125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".

C. Tax Treatment of Fees and Charges.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. Risks to You.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. Termination.

   You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA Expense or Set Up Fee. Otherwise, you will be charged any unpaid MIAA Expense for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of unpaid MIAA Expense upon termination.

F. Conflicts of Interest.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.


                                    EXPERTS

   The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2001, 2000, and 1999, and the financial statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended, incorporated in this Prospectus by reference to the Annual Report on Form 10-K for the year ended December 31, 2001 and from the Statement of Additional Information, have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independant accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract, have been passed upon by Debra P. Rezabek, our Executive Vice President, General Counsel and Corporate Secretary. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax advisor regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or at the SEC's web site (http://www.sec.gov).

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A Table of Historical Hypothetical Accumulation Unit Values and Performance Information; and Appendix B State Premium Tax Chart. The Statement of Additional Information should be read in conjunction with this Prospectus.

                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

            CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002

Guaranteed Retirement Income Benefit: General

   The Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. The GRIB rider is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

   GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses". You may cancel the GRIB rider any time after the Contract anniversary following the end of the applicable seven or ten year waiting period. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider.

   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

    (1)the income provided by applying the GRIB base to the guaranteed annuity factors, or

    (2)the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greater of (1), (2) or (3) listed below, less debt:

    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

    (2)the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

    (3)the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

    (b)is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

   If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

                    Number of years remaining Interest rate
                      in the period certain    adjustment
                    ------------------------- -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

  . If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

  . Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

  . Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

  . You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.

  . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

  . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                    Number of years remaining Interest rate
                      in the period certain    adjustment
                    ------------------------- -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       Less than 10 years....     2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of your request for commutation.

                      ANNUAL REPORTS AND OTHER DOCUMENTS

   KILICO's annual report on Form 10K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this prospectus.

   After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

   Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

   We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10K and Form 10Q electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.

   If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-477-9700.

                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........ 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                        .054 = .075 X 48 X (.065 -.05)

   The Market Value Adjustment is a reduction of $2,268.00 from the Guarantee Period Value:

                          2,268.00 = .054 X 42,000.00

   The Market Adjusted Value would be:

                      $39,732.00 = $42,000.00 -$2,268.00

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                         $1,134.00 = .054 X $21,000.00

   The Market Adjusted Value would be:

                       $19,866.00 = $21,000.00-$1,134.00

Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                        -.036 = .075 X 48 X (.04 -.05)

   The Market Value Adjustment is an increase of $1,512.00 to the Guarantee Period Value:

                        -$1,512.00 = $42,000.00 X -.036

   The Market Adjusted Value would be:

                    $43,512.00 = $42,000.00 - (-$1,512.00)

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                         -$756.00 = $21,000.00 X -.036

   The Market Adjusted Value of $21,000.00 would be:

                       $21,756.00 = $21,000.00 + $756.00

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

          KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. Revocation

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call 1-800-621-5001.

B. Statutory Requirements

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth IRA and SIMPLE IRA must be cash contributions, which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. Rollovers and Direct Transfers for IRAs and SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. Contribution Limits and Allowance of Deduction for IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:.

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2002................... $54,000-$ 64,000
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2002................... $34,000-$44,000
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000

   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002 or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $7,000 for 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. Tax Status of the Contract and Distributions for IRAs and SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. Required Distributions for IRAs and SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations, using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. Roth IRAs

   1. If your Contract is a special type of individual retirement plan known as Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. We reserve the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount", bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in Section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. Rollovers, Transfers and Conversions to Roth IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) ( relating to the 10 percent penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as a special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. Income Tax Consequences of Roth IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins. An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. Tax on Excess Contributions

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. Tax on Premature Distributions

   There is an additional tax on premature distributions from your IRA, Roth IRA or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified high education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. IRA Excise Tax Reporting

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, Roth IRA or SIMPLE IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. Borrowing

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. Reporting

   We will provide you with any reports required by the Internal Revenue
Service.

R. Estate Tax

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. Financial Disclosure for the Separate Account (Variable Account) and MVA Option.

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.25% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed against the Separate Account Value each Contract Year. If no values are in the Subaccounts, the charge will be assessed against Guarantee Period Value.

   3. Withdrawal and early annuitization charges will be assessed based on the Contract Years elapsed since the Contract was issued as described in the prospectus under the heading "Withdrawal Charge."

   Withdrawals, transfers and early annuitizations of Guarantee Period Value may be subject to a Market Value Adjustment as described in the prospectus under the heading "Market Value Adjustment."

   4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Value and under the headings "Guarantee Periods of the MVA Option" and "Establishment of Guaranteed Interest Rates" for Guarantee Period Value.

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Kemper Investors Life Insurance Company.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2002


--------------------------------------------------------------------------------

             INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE ADJUSTED

                           DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                ZURICH PREFERRED

                                    Issued By

                    KILICO Variable Annuity Separate Account
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY


      HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801
                              (847) 874-4000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2002. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Services to the Separate Account............................................   1
Performance Information of Subaccounts......................................   1
State Regulation............................................................   3
Condensed Financial Information.............................................   3
Experts.....................................................................   3
Financial Statements........................................................   3
Report of Independent Accountants...........................................   4
Financial Statements of the Separate Account................................   5
Report of Independent Accountants...........................................  42
Financial Statements of KILICO..............................................  43
Appendix A Tables of Adjusted Accumulation Unit Values
 (reflecting current charges) and Performance Information...................  71
Appendix B State Premium Tax Chart..........................................  89
Appendix C Condensed Financial Information..................................  90

                        SERVICES TO THE SEPARATE ACCOUNT




       Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2001, 2000 and 1999. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2001, 2000 and 1999.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with the affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to 6.25% of Purchase Payments. During 2000 and 2001, KILICO paid gross commissions of approximately $1.2 million and $1 million, respectively, to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS





As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder High Yield Subaccount, Scudder Investment Grade Bond Subaccount, Scudder Government Securities Subaccount and the Scudder Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount #1 (the "Scudder Money Market Subaccount"). These various measures of performance are described below.


A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of recurring charges and fees applicable under the Contract to all Contract Owner accounts. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

In general, there is no formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $40,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not reflect the effect of premium tax and the Records Maintenance Charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder Money Market Subaccount, Scudder Total Return Subaccount and Scudder High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Kemper Growth Subaccount. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The yield for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount, the Scudder Government Securities Subaccount and the Scudder Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield Subaccount, the Scudder Government Securities Subaccount, the Scudder Investment Grade Bond Subaccount, and the Scudder Bond Subaccount, based upon the one month period ended March 28, 2002 were 8.97%, 3.39%, 3.44%, and 3.75%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                           YIELD = 2[ ( a-b +1)/6/-1]
                                        ---
                                        cd

a  =   net dividends and interest earned during the period by the Fund attributable to the Subaccount

b  =   expenses accrued for the period (net of reimbursements)

c  =   the average daily number of Accumulation Units outstanding during the period

d  =   the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of premium taxes.


The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The yield for the seven-day period ended March 28, 2002 was 0.06% for the Scudder Money Market Subaccount. The average portfolio maturity was 57 days.



The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1. The effective yield for the seven-day period ended March 31, 2002 was 0.06% for the Scudder Money Market Subaccount.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost.

Standardized average annual total returns include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Standardized average annual total returns do not reflect the effect of any applicable premium tax. Yield, effective yield and nonstandardized total returns include the deduction of all expenses and fees except the effect of premium taxes that may be imposed upon the redemption of units and the prorated portion of the Records Maintenance Charge. Thus, nonstandardized total return figures may be higher than if these charges were deducted.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.


The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2001. The performance figures reflect the deduction of all expenses and fees, including the maximum MIAA charge, a prorated portion of the Records Maintenance Charge, and the charge for the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge and the current charge for the MIAA Program. The first table shows standardized and nonstandardized performance for contracts without the Guaranteed Minimum Death Benefit rider and the Earnings Based Death Benefit rider. The second table shows standardized and nonstandardized performance for contract with these two riders.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                      CONDENSED FINANCIAL INFORMATION

The tables in Appendix C list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2001. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                     EXPERTS

The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related consolidated statement of operations, comprehensive income, stockholder's equity and cash flows for the years ended December 31, 2001, 2000 and 1999 and the financial statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm experts in auditing and accounting.

                            FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                        Report of Independent Accountants


To the Board of Directors and Stockholders of Kemper Investors Life Insurance Company and Contract Owners of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth Fund, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Templeton Developing Markets Securities, INVESCO VIF Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth and Income, Janus Aspen Growth, Janus Aspen Worlwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration Bond, Pilgrim Emerging Markets, Pilgrim Natural Resources Trust, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market, Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Yield, Scudder International Research, Scudder Investment Grade Bond, Scudder Money Market, Scudder New Europe, Scudder Small Cap Growth, Scudder Small Cap Value, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dynamic Growth, SVS Focus Value + Growth, SVS Focused Large Cap Growth, SVS Growth and Income, SVS Growth Opportunities, SVS Index 500, SVS Mid Cap Growth, SVS Strategic Equity, and SVS Venture Value) at December 31, 2001 and the results of its operations for the year then ended and the changes in contract owners' equity for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
February 22, 2002

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                                                           The Alger American Fund
                                                                               -----------------------------------------------------

                                                            Total KILICO      Alger American     Alger American   Alger American
                                                           Variable Annuity      Balanced            Growth      Leveraged AlCap
                                                           Separate Account     Subaccount         Subaccount      Subaccount
                                                           -----------------  ------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                    $ 5,287,985             84,021           21,732          73,388
Dividends and other receivables                                       4,055                  1               73               2
                                                            ----------------  ------------------------------------------------------

             Total assets                                         5,292,040             84,022           21,805          73,390
                                                            ----------------  ------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      158                  1                -               2
Other payables                                                        2,672                  -                3               -
                                                            ----------------  ------------------------------------------------------

            Total liabilities                                         2,830                  1                3               2
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                     $ 4,123,858             85,441           27,672          93,329
Accumulated net investment income (loss)                          1,597,813                503            4,801           1,968
Accumulated net realized gain (loss) on sales of investments        131,018               (264)          (7,876)         (5,086)
Unrealized appreciation (depreciation) of investments              (563,479)            (1,659)          (2,795)        (16,823)
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

                                                                                               American Century Variable Portfolios,
                                                                                                                  Inc.
                                                                                              --------------------------------------

                                                                                  Alger American  American Century
                                                                 Alger American       Small          VP Income &   American Century
                                                                 MidCap Growth    Capitalization       Growth            VP Value
                                                                  Subaccount         Subaccount     Subaccount          Subaccount
                                                                 -------------------------------- ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                            4,678              3,636           5,411             23,380
Dividends and other receivables                                           227                  9               1                109
                                                                  -------------------------------  --------------------------------

             Total assets                                               4,905              3,645           5,412             23,489
                                                                  -------------------------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -                  -               -                  -
Other payables                                                             30                  8               9                 34
                                                                  -------------------------------  --------------------------------

            Total liabilities                                              30                  8               9                 34
                                                                  -------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455
                                                                  ===============================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                             4,836              7,493           6,234             21,674
Accumulated net investment income (loss)                                  753              1,883            (102)              (156)
Accumulated net realized gain (loss) on sales of investments             (825)            (5,673)           (382)               431
Unrealized appreciation (depreciation) of investments                     111                (66)           (347)             1,506
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455


                                                                                                     The Drefus
                                                                                                      Socially            Dreyfus
                                                                                                     Responsible        Investment
                                                                         Credit Suisse Trust      Growth Fund, Inc.     Portfolios
                                                                   ------------------------------ ---------------------------------

                                                                                  Credit Sussie   Dreyfus Socially
                                                                   Credit Sussie   Trust Global     Responsible       Dreyfus I.P.
                                                                   Trust Emerging  Post- Venture      Growth              Mid
                                                                       Markets        Capital          Fund            Cap Stock
                                                                     Subaccount     Subaccount      Subaccount         Subaccount
                                                                   ------------------------------ ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                      16,663         13,982        15,699               84,453

Dividends and other receivables                                                 -              -             2                    -
                                                                   ------------------------------    ------------------------------

             Total assets                                                  16,663         13,982        15,701               84,453
                                                                   ------------------------------    ------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                              -              -             1                    -
Other payables                                                                  2              -            45                    1
                                                                   ------------------------------    ------------------------------

            Total liabilities                                                   2              -            46                    1
                                                                   ------------------------------    ------------------------------

Contract owners' equity                                                    16,661         13,982        15,655               84,452
                                                                   ==============================    ==============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                                21,084         18,751        20,170               83,150
Accumulated net investment income (loss)                                      148            891          (162)                (192)
Accumulated net realized gain (loss) on sales of investments               (1,550)          (335)         (929)                 (47)
Unrealized appreciation (depreciation) of investments                      (3,021)        (5,325)       (3,424)               1,541
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                    16,661         13,655        15,655               84,452
                                                                   ==============================  ================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                 Fidelty Variable Insurance Products
                                                                                 Fund
                                                              ------------------------------------------
                                                              Fidelity VIP Equity
                                                                    Income          Fidelty VIP Growth
                                                                   Subaccount            Subaccount
                                                              ------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                50,216              81,527
Dividends and other receivables                                             7                  91
                                                              ------------------------------------------

             Total assets                                              50,223              81,618
                                                              ------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                         21                  36
Other payables                                                             71                  27
                                                              ------------------------------------------

            Total liabilities                                              92                  63
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       42,535              83,742
Accumulated net investment income (loss)                                8,074              19,181

Accumulated net realized gain (loss) on sales
   of investments                                                          65             (10,966)
Unrealized appreciation (depreciation)
   of investments                                                        (543)            (10,402)
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                              ----------------------------------------------------------------
                                                               Fidelity VIP II      Fidelity VIP II    Fidelity VIP II Index
                                                                Asset Manager         Contrafund                500
                                                                 Subaccount            Subaccount           Subaccount
                                                              ----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             7,226               62,588                146,877
Dividends and other receivables                                        32                   36                    443
                                                              ----------------------------------------------------------------

             Total assets                                           7,258               62,624                147,320
                                                              ----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      3                   26                     62
Other payables                                                         25                   84                      -
                                                              ----------------------------------------------------------------

            Total liabilities                                          28                  110                     62
                                                              ----------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    6,297               51,271                139,285
Accumulated net investment income (loss)                            2,061               13,193                  1,166

Accumulated net realized gain (loss) on sales
   of investments                                                    (868)               1,328                 11,063
Unrealized appreciation (depreciation) of
   investments                                                       (260)              (3,278)                (4,256)
                                                              ---------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ===============================================================

                                                           Franklin Templeton    INVESCO Variable
                                                           Variable Insurance    Investment Funds,
                                                              Product Trust            Inc.
                                                           -------------------   -----------------

                                                                Templeton
                                                                Devloping           INVESCO VIF        Janus Aspen      Janus Aspen
                                                            Markets Securities       Utilities      Aggressive Growth    Balanced
                                                                Subaccount           Subaccount         Subaccount      Subaccount
                                                           -------------------   -----------------  --------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                     30              6,825         81,659         161,184
Dividends and other receivables                                              -                  -            237             197
                                                           --------------------  -----------------  --------------------------------


             Total assets                                                   30              6,825         81,896         161,381
                                                           --------------------  -----------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                           -                  -              -               -
Other payables                                                               -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

            Total liabilities                                                -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                            63              7,255        136,833         142,941
Accumulated net investment income (loss)                                     1                 47         19,188          21,321

Accumulated net realized gain (loss) on
   sales of investments                                                    (26)              (323)       (40,168)          2,604
Unrealized appreciation (depreciation) of
   investments                                                              (8)              (154)       (34,156)         (5,485)
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

                                                                                    Janus Aspen Series
                                                       --------------------------------------------------------------------------

                                                           Janus Aspen                          Janus Aspen
                                                             Capital         Janus Aspen        Growth and        Janus Aspen
                                                          Appreciation         Growth             Income        Worldwide Growth
                                                           Subaccount        Subaccount         Subaccount         Subaccount
                                                       --------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                         2,043          189,564              74,529            212,598
Dividends and other receivables                                     -              103                   1                 57
                                                       --------------------------------------------------------------------------

             Total assets                                       2,043          189,667              74,530            212,655
                                                       --------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                  -                -                   -                  -
Other payables                                                      -               29                   1                514
                                                       --------------------------------------------------------------------------

            Total liabilities                                       -               29                   1                514
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                3,424          244,518              89,724            184,854
Accumulated net investment income (loss)                            -           20,716                 749             23,414

Accumulated net realized gain (loss) on
   sales of investments                                          (431)          (8,723)              3,810             18,708
Unrealized appreciation (depreciation) of
   investments                                                   (950)         (66,873)            (19,754)           (14,835)
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                J.P. Morgan Series    Pilgrim Emerging     Pilgrim Natural
                                                                      Trust II       Markets Fund, Inc.    Resources Trust
                                                                ------------------   ------------------   -----------------

                                                                J.P. Morgan Small     Pilgrim Emerging     Pilgrim Natural
                                                                     Company            Markets Fund       Resources Trust
                                                                    Subaccount           Subaccount           Subaccount
                                                                ------------------   ------------------   -----------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                   10,764              5,432             3,252
Dividends and other receivables                                                3                  -                86
                                                                ------------------   -----------------    -----------------

             Total assets                                                 10,767              5,432             3,338
                                                                ------------------   -----------------    -----------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                  -                 -
Other payables                                                                29                265                 1
                                                                ------------------   -----------------    -----------------

            Total liabilities                                                 29                265                 1
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                          11,016              8,741             3,345
Accumulated net investment income (loss)                                     (96)             1,075               391

Accumulated net realized gain (loss) on
   sales of investments                                                     (643)            (3,424)             (275)
Unrealized appreciation (depreciation)
   of investments                                                            461             (1,225)             (124)
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

                                                                    PIMCO Variable Insurance Trust
                                                                ----------------------------------

                                                                  PIMCO Foreign       PIMCO Low
                                                                       Bond         Duration Bond
                                                                    Subaccount        Subaccount
                                                                ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                      389              278
Dividends and other receivables                                                -                -
                                                                 ---------------------------------

             Total assets                                                    389              278
                                                                 ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                -
Other payables                                                                 1                -
                                                                 ---------------------------------

            Total liabilities                                                  1                -
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                             331              245
Accumulated net investment income (loss)                                      47               24

Accumulated net realized gain (loss) on
   sales of investments                                                        -                3
Unrealized appreciation (depreciation)
   of investments                                                             10                6
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================
                                                                                                        Scudder Variable Series I
                                                                ------------------------------------------------------------------

                                                                 Scudder 21st                   Scudder Capital   Scudder Global
                                                                Century Growth   Scudder Bond       Growth          Discovery
                                                                  Subaccount      Subaccount      Subaccount        Subaccount
                                                                ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             26,068           13,450          45,339           74,591
Dividends and other receivables                                          -               12               -                1
                                                                ------------------------------------------------------------------

             Total assets                                           26,068           13,462          45,339           74,592
                                                                ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -               -                -
Other payables                                                           -                4               7                1
                                                                ------------------------------------------------------------------

            Total liabilities                                            -                4               7                1
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    28,220           13,184          52,486           92,033
Accumulated net investment income (loss)                              (217)             136           5,297              797

Accumulated net realized gain (loss) on
   sales of investments                                               (461)             109            (874)             629
Unrealized appreciation (depreciation)
   of investments                                                   (1,474)              29         (11,577)         (18,868)
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

                                                                -----------------------------------------------------------------

                                                                Scudder Growth    Scudder Health       Scudder       Scudder Money
                                                                  and Income         Sciences       International        Market
                                                                  Subaccount        Subaccount        Subaccount       Subaccount
                                                                -----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                43,629          44,542           82,158               65
Dividends and other receivables                                             -               1              116                -
                                                                -----------------------------------------------------------------

             Total assets                                              43,629          44,543           82,274               65
                                                                -----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -               -                -                -
Other payables                                                              -               -                3                -
                                                                -----------------------------------------------------------------

            Total liabilities                                               -               -                3                -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       47,736          42,966          102,962               57
Accumulated net investment income (loss)                                  957             (25)          15,723                8

Accumulated net realized gain (loss) on
   sales of investments                                                (1,044)             (4)         (33,538)               -
Unrealized appreciation (depreciation)
   of investments                                                      (4,020)          1,606           (2,876)               -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                     -------------------------------------------------------------------------------

                                                          Scudder                                   Scudder        Scudder Global
                                                     Aggressive Growth    Scudder Blue Chip    Contrarian Value      Blue Chip
                                                         Subaccount           Subaccount          Subaccount         Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                    40,084               97,162              128,715            22,866
Dividends and other receivables                                 -                    1                    1                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                  40,084               97,163              128,716            22,866
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               50,385              109,767              103,548            24,808
Accumulated net investment income (loss)                     (315)              (1,542)              23,552                47

Accumulated net realized gain (loss) on
sales of investments                                       (1,026)               1,605                2,073               126
Unrealized appreciation (depreciation) of
investments                                                (8,960)             (12,668)                (498)           (2,115)
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================


                                                                                Scudder Variable Series II
                                                     -------------------------------------------------------------------------------

                                                           Scudder
                                                         Government                                               Scudder High Yield
                                                         Securities         Scudder Growth    Scudder High Yield          10+
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   160,645              302,393              189,316                 -
Dividends and other receivables                               109                  114                  230                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                 160,754              302,507              189,546                 -
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    5                 -
Other payables                                                105                  553                    8                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                 105                  553                   13                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              112,239              (56,902)             (12,646)           (2,477)
Accumulated net investment income (loss)                   43,409              345,017              260,787             2,552

Accumulated net realized gain (loss) on
sales of investments                                        1,766               84,519              (41,144)              (75)
Unrealized appreciation (depreciation) of
investments                                                 3,235              (70,680)             (17,464)                -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================


                                                     -------------------------------------------------------------------------------

                                                                                                  Scudder              Scudder
                                                       Scudder Horizon                         International       Investment Grade
                                                            20+            Scudder Horizon 5     Research                Bond
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                         -                    -               72,774            64,981
Dividends and other receivables                                 -                    -                  477               109
                                                     -------------------------------------------------------------------------------

             Total assets                                       -                    -               73,251            65,090
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               (1,439)              (1,047)              15,063            61,973
Accumulated net investment income (loss)                    1,657                1,105               61,699             2,009

Accumulated net realized gain (loss) on
sales of investments                                         (218)                 (58)              17,640               523
Unrealized appreciation (depreciation) of
investments                                                     -                    -              (21,234)              577
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================


                                                     -------------------------------------

                                                       Scudder Money         Scudder New
                                                           Market               Europe
                                                         Subaccount           Subaccount
                                                     -------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   407,432               15,722
Dividends and other receivables                               344                    -
                                                     -------------------------------------

             Total assets                                 407,776               15,722
                                                     -------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -
Other payables                                                263                    -
                                                     -------------------------------------

            Total liabilities                                 263                    -
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              317,283               18,414
Accumulated net investment income (loss)                   90,230                  (49)

Accumulated net realized gain (loss) on
sales of investments                                            -               (1,318)
Unrealized appreciation (depreciation) of
investments                                                     -               (1,325)
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                             ------------------------------------------------------------------

                                                                                                                    Scudder
                                                              Scudder Small    Scudder Small  Scudder Strategic    Technology
                                                                Cap Growth       Cap Value          Income          Growth
                                                                Subaccount       Subaccount       Subaccount       Subaccount
                                                             ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              152,170          113,833             11,501        217,576
Dividends and other receivables                                        368               48                  4             15
                                                             ------------------------------------------------------------------

             Total assets                                          152,538          113,881             11,505        217,591
                                                             ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -                  -              -
Other payables                                                           3                -                  6              2
                                                             ------------------------------------------------------------------

            Total liabilities                                            3                -                  6              2
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        138,113          102,428             11,221        314,054
Accumulated net investment income (loss)                            59,792             (772)                46         (3,206)
Accumulated net realized gain (loss) on sales of investments         4,278            1,712                153           (653)
Unrealized appreciation (depreciation) of investments              (49,648)          10,513                 79        (92,606)
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================

                                                                                                   Scudder Variable Series II
                                                             ----------------------------------------------------------------------


                                                             Scudder Total      SVS Dreman       SVS Dremane High   SVS Dynamic
                                                                 Return     Financial Services    Return Equity        Growth
                                                               Subaccount       Subaccount          Subaccount       Subaccount
                                                             ----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              566,841             51,630            280,450         19,666
Dividends and other receivables                                        337                  -                  -              -
                                                             ----------------------------------------------------------------------

             Total assets                                          567,178             51,630            280,450         19,666
                                                             ----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       1                  -                  -              -
Other payables                                                         197                  -                  1              -
                                                             ----------------------------------------------------------------------

            Total liabilities                                          198                  -                  1              -
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        (84,708)            50,222            271,520         18,725
Accumulated net investment income (loss)                           543,761               (185)               938            (29)
Accumulated net realized gain (loss) on sales of investments       146,150                651               (752)          (158)
Unrealized appreciation (depreciation) of investments              (38,223)               942              8,743          1,128
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================


                                                             -----------------------------------------------------------------------


                                                             SVS Focus Value     SVS Focused      SVS Growth and    SVS Growth
                                                                 + Growth      Large Cap Growth       Income       Opportunities
                                                                Subaccount        Subaccount        Subaccount      Subaccount
                                                             -----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                51,767             37,898          105,768           94,012
Dividends and other receivables                                          47                  -                3                1
                                                             -----------------------------------------------------------------------

             Total assets                                            51,814             37,898          105,771           94,013
                                                             -----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                        -                  -                -                -
Other payables                                                            4                  -                3                1
                                                             -----------------------------------------------------------------------

            Total liabilities                                             4                  -                3                1
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                          45,304             40,725          115,170          119,624
Accumulated net investment income (loss)                              6,909               (188)            (758)          (1,290)
Accumulated net realized gain (loss) on sales of investments          7,351               (509)            (353)            (929)
Unrealized appreciation (depreciation) of investments                (7,754)            (2,130)          (8,291)         (23,393)
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================

                                                             ----------------------------


                                                                             SVS Mid Cap
                                                             SVS Index 500      Growth
                                                               Subaccount     Subaccount
                                                             ----------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              145,352        40,665
Dividends and other receivables                                          -             -
                                                             ----------------------------

             Total assets                                          145,352        40,665
                                                             ----------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -             -
Other payables                                                           -             -
                                                             ----------------------------

            Total liabilities                                            -             -
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        156,850        39,196
Accumulated net investment income (loss)                              (851)           38
Accumulated net realized gain (loss) on sales of investments        (3,780)          (38)
Unrealized appreciation (depreciation) of investments               (6,867)        1,469
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                                                  ---------------------------------


                                                                  SVS Strategic
                                                                      Equity      SVS Venture Value
                                                                    Subaccount        Subaccount
                                                                  ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                    35,442             87,458
Dividends and other receivables                                               -                  -
                                                                  ---------------------------------

        Total assets                                                     35,442             87,458
                                                                  ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                            -                  -
Other payables                                                                -                  -
                                                                  ---------------------------------

        Total liabilities                                                     -                  -
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemption                                                               35,069             85,478
Accumulated net investment income (loss)                                     (4)              (109)

Accumulated net realized gain (loss) on sales of investments               (225)              (308)
Unrealized appreciation (depreciation) of investments                       602              2,397
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================


See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
REVENUE

Dividend income                                      $ 199,892         972        2,962        1,847           795           2
                                                  ---------------  -----------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                      52,021         533          233          697            39          28
Maintenance fees                                         2,223           6           23           16             3           6
Guaranteed retirement income benefit
expense                                                  3,976          98            -          132             -           -
                                                  ---------------  -----------------------------------------------------------------

         Total expenses                                 58,220         637          256          845            42          34
                                                  ---------------  -----------------------------------------------------------------

Net investment income (loss)                           141,672         335        2,706        1,002           753         (32)
                                                  ---------------  -----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (324,527)       (222)      (6,907)      (4,875)         (825)     (3,455)
Change in unrealized appreciation
(depreciation) of investments                         (490,153)       (731)       1,100       (4,932)          111       1,692
                                                  ---------------  -----------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                         (814,680)      (953)      (5,807)      (9,807)         (714)     (1,763)
                                                  ---------------  -----------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations            $ (673,008)      (618)      (3,101)      (8,805)           39      (1,795)
                                                  ===============  =================================================================

                                                                                                         The Dreyfus
                                                                                                           Socially       Dreyfus
                                                                                                         Responsible     Variable
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.      Fund
                                                 -------------------------  --------------------------- ----------------------------
                                                                                          Credit Suisse
                                                   American                Credit Suisse      Trust      Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------- ----------------------------
REVENUE

Dividend income                                         43          70            -              -             10          130
                                                 -------------------------  --------------------------  ----------------------------
EXPENSES

Mortality and expense risk charges                      80          225         151             97            168          358
Maintenance fees                                         4           21           5              3             11            6
Guaranteed retirement income benefit
expense                                                  -            -          29             22             19          101
                                                 -------------------------  --------------------------  ----------------------------

         Total expenses                                 84          246         185            122            198          465
                                                 -------------------------  --------------------------  ----------------------------

Net investment income (loss)                           (41)        (176)       (185)          (122)          (188)        (335)
                                                 -------------------------  --------------------------  ----------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (482)         495      (1,775)          (626)        (1,049)         (86)
Change in unrealized appreciation
(depreciation) of investments                            9        1,267         579         (2,242)        (2,190)       1,728
                                                 -------------------------  --------------------------  ----------------------------

Net realized and unrealized gain (loss)
on investments                                        (473)       1,762      (1,196)        (2,868)        (3,239)       1,642
                                                 -------------------------  --------------------------  ----------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations             (514)       1,586      (1,381)        (2,990)        (3,427)       1,307
                                                 =========================  ==========================  ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                  Fidelity Variable Insurance Products
                                                                                 Fund
                                                               ------------------------------------------


                                                               Fidelity VIP Equity
                                                                      Income         Fidelity VIP Growth
                                                                    Subaccount            Subaccount
                                                               ------------------------------------------
REVENUE

Dividend income                                                             2,756                 6,068
                                                               ------------------------------------------

EXPENSES

Mortality and expense risk charges                                            601                 1,015
Maintenance fees                                                               44                    93
Guaranteed retirement income benefit expense                                    -                     -
                                                               ------------------------------------------

     Total expenses                                                           645                 1,108
                                                               ------------------------------------------

Net investment income (loss)                                                2,111                 4,960
                                                               ------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (2,511)              (16,676)
Change in unrealized appreciation (depreciation) of
investments                                                                (2,765)               (6,202)
                                                               ------------------------------------------

Net realized and unrealized gain (loss) on investments                     (5,276)              (22,878)
                                                               ------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (3,165)              (17,918)
                                                               ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                               ------------------------------------------------------------


                                                                 Fidelity VIP II   Fidelity VIP II    Fidelity VIP II Index
                                                                  Asset Manager       Contrafund               500
                                                                    Subaccount        Subaccount            Subaccount
                                                               ------------------------------------------------------------
REVENUE

Dividend income                                                             415             2,527                    1,668
                                                               ------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                           82               771                    1,554
Maintenance fees                                                              7                53                      132
Guaranteed retirement income benefit expense                                  -                 -                        -
                                                               ------------------------------------------------------------

     Total expenses                                                          89               824                    1,686
                                                               ------------------------------------------------------------

Net investment income (loss)                                                326             1,703                      (18)
                                                               ------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (890)           (9,096)                  (6,662)
Change in unrealized appreciation (depreciation) of
investments                                                                 151            (3,036)                 (13,968)
                                                               ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     (739)          (12,132)                 (20,630)
                                                               ------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (413)          (10,429)                 (20,648)
                                                               ============================================================

                                                               Franklin Templeton
                                                               Variable Insurance
                                                                 Products Trust
                                                               ------------------  ---------------  --------------------------------

                                                                   Templeton
                                                                   Developing        INVESCO VIF        Janus Aspen      Janus Aspen
                                                               Markets Securities     Utilities      Aggressive Growth     Balanced
                                                                   Subaccount       Subaccount (a)      Subaccount        Subaccount
                                                               ------------------  ---------------  --------------------------------
REVENUE

Dividend income                                                                -               63                   -         4,305
                                                               ------------------  ---------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                             -               12               1,238         2,109
Maintenance fees                                                               -                -                 121           107
Guaranteed retirement income benefit expense                                   -                4                   -             -
                                                               ------------------  ---------------  --------------------------------

     Total expenses                                                            -               16               1,359         2,216
                                                               ------------------  ---------------  --------------------------------

Net investment income (loss)                                                   -               47              (1,359)        2,089
                                                               ------------------  ---------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                               (1)            (323)            (53,957)       (1,697)
Change in unrealized appreciation (depreciation) of
investments                                                                   (2)            (154)             (3,877)      (10,970)
                                                               ------------------  ---------------  --------------------------------

Net realized and unrealized gain (loss) on investments                        (3)            (477)            (57,834)      (12,667)
                                                               ------------------  ---------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                               (3)            (430)            (59,193)      (10,578)
                                                               ==================  ===============  ================================


                                                                    Janus Aspen Series
                                                               ----------------------------------------------------------

                                                                Janus Aspen                 Janus Aspen
                                                                  Capital      Janus Aspen  Growth and     Janus Aspen
                                                                Appreciation     Growth       Income     Worldwide Growth
                                                                 Subaccount    Subaccount   Subaccount      Subaccount
                                                               ----------------------------------------------------------
REVENUE

Dividend income                                                           27          598        1,160             1,173
                                                               ----------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                        30        2,934        1,150             3,428
Maintenance fees                                                           3          161           30               190
Guaranteed retirement income benefit expense                               3          192          178                 -
                                                               ----------------------------------------------------------

     Total expenses                                                       36        3,287        1,358             3,618
                                                               ----------------------------------------------------------

Net investment income (loss)                                              (9)      (2,689)        (198)           (2,445)
                                                               ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                         (138)     (24,674)       1,190               803
Change in unrealized appreciation (depreciation) of
investments                                                             (446)     (45,271)     (15,755)          (69,116)
                                                               ----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (584)     (69,945)     (14,565)          (68,313)
                                                               ----------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                         (593)     (72,634)     (14,763)          (70,758)
                                                               ==========================================================

See accompanying notes to financial statements.
(a)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                              J.P. Morgan Series   Pilgrim Emerging    Pilgrim Natural
                                                                   Trust II       Market Funds, Inc.   Resources Trust
                                                              ------------------  ------------------  -----------------

                                                              J.P. Morgan Small    Pilgrim Emerging    Pilgrim Natural
                                                                  Company            Markets Fund      Resources Trust
                                                                 Subaccount           Subaccount          Subaccount
                                                              ------------------  ------------------  -----------------
REVENUE

Dividend income                                                              2               1,425                   -
                                                              ------------------  ------------------  -----------------

EXPENSES

Mortality and expense risk charges                                          90                 377                  10
Maintenance fees                                                            26                   5                   3
Guaranteed retirement income benefit expense                                 -                   -                   -
                                                              ------------------  ------------------  -----------------

     Total expenses                                                        116                 382                  13
                                                              ------------------  ------------------  -----------------

Net investment income (loss)                                              (114)              1,043                 (13)
                                                              ------------------  ------------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           (570)             (3,380)               (211)
Change in unrealized appreciation (depreciation) of
investments                                                                692                 989                (821)
                                                              ------------------  ------------------  -----------------

Net realized and unrealized gain (loss) on investments                     122              (2,391)             (1,032)
                                                              ------------------  ------------------  -----------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                              8              (1,348)             (1,045)
                                                              ==================  ==================  =================

                                                              PIMCO Variable Insurance Trust
                                                              ------------------------------  --------------------------------

                                                              PIMCO Foreign     PIMCO Low      Scudder 21st
                                                                   Bond       Duration Bond   Century Growth   Scudder Bond
                                                                Subaccount      Subaccount      Subaccount      Subaccount
                                                              ------------------------------  --------------------------------
REVENUE

Dividend income                                                          19              19                -            240
                                                              ------------------------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                        6               5              150             97
Maintenance fees                                                          -               -                1             24
Guaranteed retirement income benefit expense                              1               -               29              -
                                                              ------------------------------  --------------------------------

     Total expenses                                                       7               5              180            121
                                                              ------------------------------  --------------------------------

Net investment income (loss)                                             12              14             (180)           119
                                                              ------------------------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           2               3             (433)           104
Change in unrealized appreciation (depreciation) of
investments                                                              12               2             (837)           (23)
                                                              ------------------------------  --------------------------------

Net realized and unrealized gain (loss) on investments                   14               5           (1,270)            81
                                                              ------------------------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                          26              19           (1,450)           200
                                                              ==============================  ================================

                                                                                   Scudder Variable Series I
                                                              ---------------------------------------------------------------------
                                                              Scudder Capital   Scudder Global   Scudder Growth   Scudder Health
                                                                  Growth          Discovery        and Income        Sciences
                                                                Subaccount        Subaccount       Subaccount     Subaccount (b)
                                                              ---------------------------------------------------------------------
REVENUE

Dividend income                                                        3,617               995              929                -
                                                              ---------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       389               735              344               (3)
Maintenance fees                                                           9                18                7                -
Guaranteed retirement income benefit expense                              66               135               65               28
                                                              ---------------------------------------------------------------------

     Total expenses                                                      464               888              416               25
                                                              ---------------------------------------------------------------------

Net investment income (loss)                                           3,153               107              513              (25)
                                                              ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                       (1,068)               61           (1,026)              (4)
Change in unrealized appreciation (depreciation) of
investments                                                           (8,582)          (15,681)          (2,976)           1,606
                                                              ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                (9,650)          (15,620)          (4,002)           1,602
                                                              ---------------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                       (6,497)          (15,513)          (3,489)           1,577
                                                              =====================================================================

                                                              ------------------------------

                                                                 Scudder      Scudder Money
                                                              International       Market
                                                                Subaccount      Subaccount
                                                              ------------------------------
REVENUE

Dividend income                                                      11,570              4
                                                              ------------------------------

EXPENSES

Mortality and expense risk charges                                      560              1
Maintenance fees                                                         35              -
Guaranteed retirement income benefit expense                            132              -
                                                              ------------------------------

     Total expenses                                                     727              1
                                                              ------------------------------

Net investment income (loss)                                         10,843              3
                                                              ------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (26,888)             -
Change in unrealized appreciation (depreciation) of
investments                                                          (2,774)             -
                                                              ------------------------------

Net realized and unrealized gain (loss) on investments              (29,662)             -
                                                              ------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                     (18,819)             3
                                                              ==============================

See accompanying notes to financial statements.
(b)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                         ---------------------------------------------------------------------------

                                                              Scudder                                  Scudder        Scudder Global
                                                          Aggressive Growth   Scudder Blue Chip   Contrarian Value       Blue Chip
                                                            Subaccount            Subccount          Subaccount          Subaccount
                                                         ---------------------------------------------------------------------------
REVENUE

Dividend income                                                 276                 289                 1,631              344

EXPENSES

Mortality and expense risk charges                              338                 898                 1,266              192
Maintenance fees                                                  9                  19                    41                3
Guaranteed retirement income benefit expense                     71                 140                    98               32
                                                         ---------------------------------------------------------------------------

         Total expenses                                         418               1,057                 1,405              227
                                                         ---------------------------------------------------------------------------

Net investment income (loss)                                   (142)               (768)                  226              117
                                                         ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments              (1,231)               (394)               (3,562)             (87)
Change in unrealized appreciation (depreciation)
of investments                                               (5,518)            (11,570)                3,923           (2,222)
                                                         ---------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments       (6,749)            (11,964)                  361           (2,309)
                                                         ---------------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                    (6,891)            (12,732)                  587           (2,192)
                                                         ===========================================================================


                                                                                    Scudder Variable Series II
                                                                --------------------------------------------------------------------

                                                                   Scudder
                                                                  Government                                         Scudder Horizon
                                                                  Securities    Scudder Growth   Scudder High Yield        10+
                                                                  Subaccount      Subaccount        Subaccount          Subaccount
                                                                --------------------------------------------------------------------
REVENUE

Dividend income                                                      4,027          31,903            21,092             1,178
                                                                --------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                   1,482           4,185             2,094                54
Maintenance fees                                                        34             206                86                 1
Guaranteed retirement income benefit expense                            83              77                76                 2
                                                                --------------------------------------------------------------------

         Total expenses                                              1,599           4,468             2,256                57
                                                                --------------------------------------------------------------------

Net investment income (loss)                                         2,428          27,435            18,836             1,121
                                                                --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                      2,369         (42,881)          (28,541)           (2,021)
Change in unrealized appreciation (depreciation)
of investments                                                       1,063         (82,605)           13,300               722
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               3,432        (125,486)          (15,241)           (1,299)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                            5,860         (98,051)            3,595              (178)

                                                                ====================================================================

                                                                --------------------------------------------------------------------
                                                                                                                 Scudder
                                                                  Scudder Horizon                             International
                                                                        20+          Scudder Horizon 5           Research
                                                                    Subaccount          Subaccount              Subaccount
                                                                --------------------------------------------------------------------

REVENUE

Dividend income                                                         635                466                   14,491
                                                                --------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       74                 44                    1,049
Maintenance fees                                                          1                  1                       51
Guaranteed retirement income benefit expense                              1                  1                       25
                                                                --------------------------------------------------------------------

         Total expenses                                                  76                 46                    1,125
                                                                --------------------------------------------------------------------

Net investment income (loss)                                            559                420                   13,366
                                                                --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                       1,456)              (617)                 (26,243)
Change in unrealized appreciation (depreciation)
of investments                                                          623                166                  (13,717)
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                 (833)              (451)                 (39,960)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                              (274)               (31)                 (26,594)
                                                                ====================================================================

                                                                --------------------------------------
                                                                     Scudder
                                                                 Investment Grade      Scudder Money
                                                                      Bond                Market
                                                                   Subaccount           Subaccount
                                                                --------------------------------------
REVENUE

Dividend income                                                      1,528                  8,990
                                                                --------------------------------------

EXPENSES

Mortality and expense risk charges                                     560                  3,068
Maintenance fees                                                         7                     49
Guaranteed retirement income benefit expense                            59                    246
                                                                --------------------------------------

         Total expenses                                                626                  3,363
                                                                --------------------------------------

Net investment income (loss)                                           902                  5,627
                                                                --------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                        420                      -
Change in unrealized appreciation (depreciation)
of investments                                                        (239)                     -
                                                                --------------------------------------

Net realized and unrealized gain (loss) on investments                 181                      -
                                                                --------------------------------------

Net increase (decrease) in contract owners' equity
resulting from operations                                            1,083                  5,627
                                                                ======================================

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)


                                                               ---------------------------------------------------------------------

                                                                Scudder New     Scudder Small     Scudder Small   Scudder Strategic
                                                                  Europe         Cap Growth         Cap Value          Income
                                                                Subaccount       Subaccount        Subaccount        Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     129           21,657                 -               45
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                  145            1,644               585               97
Maintenance fees                                                      2               94                19                1
Guaranteed retirement income benefit expense                         21               98                83               16
                                                               ---------------------------------------------------------------------

         Total expenses                                             168            1,836               687              114
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (39)          19,821              (687)             (69)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,407)         (32,119)              897              248
Change in unrealized appreciation (depreciation)
of investments                                                   (1,282)         (43,474)           10,183               25
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments           (2,689)         (75,593)           11,080              273
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (2,728)         (55,772)           10,393              204
                                                               =====================================================================

                                                                                 Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                  Scudder
                                                                Technology    Scudder Total        SVS Dreman        SVS Dreman High
                                                                  Growth          Return       Financial Services     Return Equity
                                                                 Subaccount     Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     280         39,531                 334               1,037
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                2,118          7,175                 358               1,587
Maintenance fees                                                     41            299                   5                  22
Guaranteed retirement income benefit expense                        372            146                  68                 335
                                                               ---------------------------------------------------------------------

         Total expenses                                           2,531          7,620                 431               1,944
                                                               ---------------------------------------------------------------------
Net investment income (loss)                                     (2,251)        31,911                 (97)               (907)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,442)       (11,356)                749                 228
Change in unrealized appreciation (depreciation)
of investments                                                  (60,716)       (65,762)             (1,843)                928
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (62,158)       (77,118)             (1,094)              1,156
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                       (64,409)       (45,207)             (1,191)                249
                                                               =====================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                                SVS Dynamic   SVS Focus Value     SVS Focused          SVS Focused
                                                                   Growth        + Growth        Large Cap Growth         Income
                                                                Subaccount(c)   Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                       -           3,050               -                   297

EXPENSES

Mortality and expense risk charges                                   15             554             116                   704
Maintenance fees                                                      -              18               2                    11
Guaranteed retirement income benefit expense                         14              35              42                   147
                                                               ---------------------------------------------------------------------

         Total expenses                                              29             607             160                   862
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (29)          2,443            (160)                 (565)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                    (158)         (1,975)           (458)                 (344)
Change in unrealized appreciation (depreciation)
of investments                                                    1,128          (7,822)         (1,113)               (5,511)
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments              970          (9,797)         (1,571)               (5,855)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                           941          (7,354)         (1,731)               (6,420)
                                                               =====================================================================

                                                               ------------------

                                                                   SVS Growth
                                                                  Opportunities
                                                                   Subaccount
                                                               ------------------
REVENUE

Dividend income                                                        -
                                                               ------------------
EXPENSES

Mortality and expense risk charges                                   802
Maintenance fees                                                      16
Guaranteed retirement income benefit expense                         163
                                                               ------------------

         Total expenses                                              981
                                                               ------------------

Net investment income (loss)                                        (981)
                                                               ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                     (932)
Change in unrealized appreciation (depreciation)
of investments                                                   (16,177)
                                                               ------------------

Net realized and unrealized gain (loss) on investments           (17,109)
                                                               ------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (18,090)
                                                               ==================

See accompanying notes to financial statements.

(c) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                      Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                                   SVS Mid Cap     SVS Strategic
                                                                SVS Index 500        Growth            Equity      SVS Venture Value
                                                                  Subaccount      Subaccount (d)    Subaccount (d)   Subaccount (d)
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                        271                -                -                -
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                     560              (64)             (20)              47
Maintenance fees                                                        11                -                -                1
Guaranteed retirement income benefit expense                           182               26               23               60
                                                               ---------------------------------------------------------------------

         Total expenses                                                753              (38)               3              108
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                          (482)              38               (3)            (108)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (3,794)             (38)            (225)            (308)
Change in unrealized appreciation (depreciation)
of investments                                                      (3,696)           1,469              601            2,396
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                                      (7,490)           1,431              376            2,088
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
equity resulting from operations                                    (7,972)           1,469              373            1,980
                                                               =====================================================================

See accompanying notes to financial statements.

(d)  For the period (commencement of operations): May 1, 2001 - December 31,
     2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                     $   141,672           335        2,706        1,002          753            (32)

Net realized gain (loss) on sale of investments     (324,527)         (222)      (6,907)      (4,875)        (825)        (3,455)
Change in unrealized appreciation
(depreciation) of investments                       (490,153)         (731)       1,100       (4,932)         111          1,692
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) in contract owners'
       equity resulting from operations             (673,008)         (618)      (3,101)      (8,805)          39         (1,795)
                                                 -----------     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                2,029,517        56,892        4,011       39,755        1,334          1,059
Net transfer (to) from affiliate and
subaccounts                                          318,218        15,478        1,884        4,227        3,551             30
Payments for redemptions                            (427,441)       (1,409)      (1,476)      (2,424)         (53)          (442)
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) from contract
       owners' equity transactions                 1,920,294        70,961        4,419       41,558        4,832            647
                                                 -----------     ---------------------------------------------------------------

Total increase (decrease) in contract
owners' equity                                     1,247,286        70,343        1,318       32,753        4,871         (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                4,041,927        13,678       20,484       40,635            4          4,785
                                                 -----------     ---------------------------------------------------------------

End of period                                    $ 5,289,210        84,021       21,802       73,388        4,875          3,637
                                                 ===========     ===============================================================

                                                                                                         The Dreyfus
                                                                                                           Socially
                                                                                                         Responsible      Dreyfus
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.   Portfolios
                                                 -------------------------  --------------------------  ----------------------------
                                                   American                Credit Suisse  Credit Suisse    Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------  ----------------------------
OPERATIONS

Net investment income (loss)                          (41)          (176)          (185)          (122)          (188)       (335)

Net realized gain (loss) on sale of investments      (482)           495         (1,775)          (626)        (1,049)        (86)
Change in unrealized appreciation
(depreciation) of investments                           9          1,267            579         (2,242)        (2,190)      1,728
                                                 -----------------------    --------------------------    -----------------------
  Net increase (decrease) in contract owners'
       equity resulting from operations              (514)         1,586         (1,381)        (2,990)        (3,427)      1,307
                                                 -----------------------    --------------------------    -----------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   844          4,086          8,319          8,103          7,247      51,129
Net transfer (to) from affiliate and
subaccounts                                           749         15,893             86            227          1,594      19,611
Payments for redemptions                             (567)        (1,090)          (340)          (286)          (705)       (992)
                                                 -----------------------    --------------------------    -----------------------

  Net increase (decrease) from contract
       owners' equity transactions                  1,026         18,889          8,065          8,044          8,136      69,748
                                                 -----------------------    --------------------------    -----------------------

Total increase (decrease) in contract
owners' equity                                        512         20,475          6,684          5,054          4,709      71,055

CONTRACT OWNERS' EQUITY

Beginning of period
                                                    4,891          2,980          9,977          8,928         10,946      13,397
                                                 -----------------------    --------------------------    -----------------------

End of period                                       5,403         23,455         16,661         13,982         15,655      84,452
                                                 =======================    ==========================    =======================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                      Fidelity Variable Insurance
                                                              Proudcts Fund         Fidelity Variable Insurance Products Fund II
                                                      -----------------------------------------------------------------------------

                                                      Fidelity VIP     Fidelity   Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                      Equity Income   VIP Growth   Asset Manager      Contrafund       Index 500
                                                        Subaccount    Subaccount     Subaccount       Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                  2,111        4,960              326            1,703              (18)

Net realized gain (loss) on sale of investments              (2,511)     (16,676)            (890)          (9,096)          (6,662)

Change in unrealized appreciation (depreciation)
of investments                                               (2,765)      (6,202)             151           (3,036)         (13,968)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     (3,165)     (17,918)            (413)         (10,429)         (20,648)
                                                      -----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           6,760       11,996              736            7,004           15,974
Net transfer (to) from affiliate and subaccounts              7,682        1,654             (207)          (5,172)           6,729
Payments for redemptions                                     (4,509)      (6,721)            (702)          (5,537)         (10,543)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                   9,933        6,929             (173)          (3,705)          12,160
                                                      -----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          6,768      (10,989)            (586)         (14,134)          (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                                          43,363       92,544            7,816           76,648          155,746
                                                      -----------------------------------------------------------------------------

End of period                                                50,131       81,555            7,230           62,514          147,258
                                                      =============================================================================

                                                         Franklin
                                                        Templeton            INVESCO
                                                         Variable           Variable
                                                        Insurance          Investment
                                                      Products Trust       Funds, Inc.           Janus Aspen Series
                                                      --------------     --------------  -------------------------------------
                                                        Templeton                          Janus
                                                        Developing                         Aspen                  Janus Aspen
                                                         Markets          INVESCO VIF    Aggresive   Janus Aspen    Capital
                                                        Securities         Utilities       Growth      Balanced   Appreciation
                                                        Subaccount       Subaccount (a)  Subaccount   Subaccount   Subaccount
                                                      --------------     --------------  -------------------------------------
OPERATIONS

Net investment income (loss)                                       -                 47      (1,359)       2,089            (9)

Net realized gain (loss) on sale of investments                   (1)              (323)    (53,957)      (1,697)         (138)

Change in unrealized appreciation (depreciation)
of investments                                                    (2)              (154)     (3,877)     (10,970)         (446)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                          (3)              (430)    (59,193)     (10,578)         (593)
                                                      --------------     --------------  -------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                2              5,405      15,276       16,805            80
Net transfer (to) from affiliate and subaccounts                   -              1,915     (14,797)      (3,392)           91
Payments for redemptions                                          (2)               (65)     (6,650)     (12,492)         (102)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                        -              7,255      (6,171)         921            69
                                                      --------------     --------------  -------------------------------------

Total increase (decrease) in contract owners'
equity                                                            (3)             6,825     (65,364)      (9,657)         (524)

CONTRACT OWNERS' EQUITY

Beginning of period                                               33                  -     147,061      171,038         2,567
                                                      --------------     --------------  -------------------------------------

End of period                                                     30              6,825      81,697      161,381         2,043
                                                      ==============     ==============  =====================================

                                                                Janus Aspen Series
                                                       --------------------------------------
                                                                                     Janus
                                                         Janus      Janus Aspen      Aspen
                                                         Aspen         Growth      Worldwide
                                                         Growth      and Income      Growth
                                                       Subaccount    Subaccount    Subaccount
                                                       --------------------------------------
OPERATIONS

Net investment income (loss)                               (2,689)         (198)       (2,445)

Net realized gain (loss) on sale of investments           (24,674)        1,190           803

Change in unrealized appreciation (depreciation)
of investments                                            (45,271)      (15,755)      (69,116)
                                                       --------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                  (72,634)      (14,763)      (70,758)
                                                       --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        16,023         1,741        25,115
Net transfer (to) from affiliate and subaccounts          (24,635)       (9,913)      (32,891)
Payments for redemptions                                  (14,613)       (3,892)      (16,475)
                                                       --------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                               (23,225)      (12,064)      (24,251)
                                                       --------------------------------------

Total increase (decrease) in contract owners'
equity                                                    (95,859)      (26,827)      (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                                       285,497       101,356       307,150
                                                       --------------------------------------

End of period                                             189,638        74,529       212,141
                                                       ======================================

See accompanying notes to financial statements.

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                           J.P. Morgan Serles   Pilgrim Emerging    Pilgrim Natural
                                                                               Trust II        Markets Fund, Inc.   Resources Trust
                                                                          -------------------  ------------------  -----------------
                                                                            J.P. Morgan Small    Pilgrim Emerging   Pilgrim Natural
                                                                                 Conpany          Markets Fund      Resources Trust
                                                                                Subaccount         Subaccount         Subaccount
                                                                          -------------------   -----------------  -----------------
OPERATIONS

Net investment income (loss)                                                         (114)              1,043                 (13)

Net realized gain (loss) on sale of investments                                      (570)             (3,380)               (211)

Change in unrealized appreciation (depreciation) of
 investments                                                                          692                 989                (821)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) in contract owners' equity
            resulting from operations                                                   8              (1,348)             (1,045)
                                                                          ----------------   -----------------  ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                                 2,799                 602                 426
Net transfer (to) from affiliate and subaccounts                                    6,662              (1,249)             (1,134)
Payments for redemptions                                                             (419)               (542)               (461)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) from contract owners' equity
            transactions                                                            9,042              (1,189)             (1,169)
                                                                          ----------------   -----------------  ------------------

Total increase (decrease) in contract owners' equity                                9,050              (2,537)             (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                                                 1,688               7,704               5,551
                                                                          ----------------   -----------------  ------------------

End of period                                                                      10,738               5,167               3,337
                                                                          ================   =================  ==================

                                                                    PIMCO Variable Insurance Trust    Scrudder Variable Series I
                                                                   --------------------------------  -------------------------------

                                                                     PIMCO Foreign     PIMCO Low       Scudder 21st
                                                                         Bond        Duration Bond    Century Growth   Scudder Bond
                                                                      Subaccount      Subaccount        Subaccount      Subaccount
                                                                   -------------------------------   -------------------------------
OPERATIONS

Net investment income (loss)                                               12               14              (180)             119

Net realized gain (loss) on sale of investments                             2                3              (433)             104

Change in unrealized appreciation (depreciation) of
investments                                                                12                2              (837)             (23)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) in contract owners' equity
                        resulting from operations                          26               19            (1,450)             200
                                                                        -----------------------  -----------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         6                2            17,085            4,004
Net transfer (to) from affiliate and subaccounts                          (85)             (55)            6,570            8,667
Payments for redemptions                                                  (40)             (27)             (298)            (753)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) from contract owners' equity
                        transactions                                     (119)             (80)           23,357           11,918
                                                                        -----------------------  -----------------------------------

Total increase (decrease) in contract owners' equity                      (93)             (61)           21,907           12,118

CONTRACT OWNERS' EQUITY

Beginning of period                                                       481              339             4,161            1,340
                                                                        -----------------------  -----------------------------------

End of period                                                             388              278            26,068           13,458
                                                                        =======================  ===================================

                                                                         Scudder Variable Series I
                                          ------------------------------------------------------------------------------------------
                                          Scudder Capital Scudder Global  Scudder Growth  Scudder Health   Scrudder    Scudder Money
                                              Growth       Discovery        and Income      Sciences     International   Market
                                            Subaccount      Subaccount     Subaccount     Subaccount (b)   Subaccount   Subaccount
                                          ------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 3,153               107             513           (25)         10,843           3

Net realized gain (loss) on sale of
investments                                 (1,068)               61          (1,026)           (4)        (26,888)          -

Change in unrealized appreciation
 (depreciation) of investments              (8,582)          (15,681)         (2,976)        1,606          (2,774)          -
                                          ------------------------------------------------------------------------------------------

  Net increase (decrease) in contract
      owners' equity resulting
      from operations                       (6,497)          (15,513)         (3,489)        1,577         (18,819)          3
                                          ------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                         22,254            32,278          18,888        32,945          39,682           9
Net transfer (to) from affiliate and
 subaccounts                                 3,615            10,335           5,061        10,307           5,342         (48)
Payments for redemptions                    (1,284)           (2,017)           (912)         (286)         (2,621)        (22)
                                          ------------------------------------------------------------------------------------------

    Net increase (decrease) from contract
    owners' equity transactions             24,585            40,596          23,037        42,966          42,403         (61)
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                             18,088            25,083          19,548        44,543          23,584         (58)

CONTRACT OWNERS' EQUITY

Beginning of period                         27,244            49,508          24,081             -          58,687         123
                                          ------------------------------------------------------------------------------------------

End of period                               45,332            74,591          43,629        44,543          82,271          65
                                          ==========================================================================================

See accompanying notes to financial  statements.
(b) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                               Scudder Variable Series II
                                                       ---------------------------------------------------------------------------
                                                         Scudder                  Scudder       Scudder     Scudder
                                                       Aggressive    Scudder     Contrarian      Global    Government    Scudder
                                                         Growth     Blue Chip      Value       Blue Chip   Securities     Growth
                                                       Subaccount   Subaccount   Subaccount    Subaccount  Subaccount   Subaccount
                                                       ---------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                 (142)        (768)         226           117       2,428       27,435

Net realized gain (loss) on sale of investments            (1,231)        (394)      (3,562)          (87)      2,369      (42,881)

Change in unrealized appreciation (depreciation)
of investments                                             (5,518)     (11,570)       3,923        (2,222)      1,063      (82,605)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                   (6,891)     (12,732)         587        (2,192)      5,860      (98,051)
                                                       ---------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        19,927       41,555       34,423        13,651      68,231       33,092
Net transfer (to) from affiliate and subaccounts            3,534       11,326       15,252         1,631      27,492      (12,697)
Payments for redemptions                                   (1,298)      (5,360)      (9,600)         (516)    (11,615)     (44,679)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                22,163       47,521       40,075        14,766      84,108      (24,284)
                                                       ---------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       15,272       34,789       40,662        12,574      89,968     (122,335)

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,812       62,373       88,013        10,292      70,681      424,289
                                                       ---------------------------------------------------------------------------

End of period                                              40,084       97,162      128,675        22,866     160,649      301,954
                                                       ===========================================================================

                                                                             Scudder Variable Series II
                                                       ---------------------------------------------------------------------
                                                                                                                  Scudder
                                                         Scudder       Scudder      Scudder       Scudder      International
                                                        High Yield   Horizon 10+   Horizon 20+   Horizon 5        Research
                                                        Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                                       ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                18,836         1,121           559          420           13,366

Net realized gain (loss) on sale of investments            (28,541)       (2,021)       (1,456)        (617)         (26,243)

Change in unrealized appreciation (depreciation)
of investments                                              13,300           722           623          166          (13,717)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     3,595          (178)         (274)         (31)         (26,594)
                                                       ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         29,931           483           367          232            9,594
Net transfer (to) from affiliate and subaccounts             9,089       (13,207)       (8,018)      (7,140)          (5,250)
Payments for redemptions                                   (26,200)         (454)         (398)        (498)         (11,880)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                 12,820       (13,178)       (8,049)      (7,406)          (7,536)
                                                       ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity        16,415       (13,356)       (8,323)      (7,437)         (34,130)

CONTRACT OWNERS' EQUITY

Beginning of period                                        173,118        13,356         8,323        7,437          107,298
                                                       ---------------------------------------------------------------------

End of period                                              189,533             -             -            -           73,168
                                                       =====================================================================

                                                       Scudder Variable Series II
                                                       --------------------------
                                                        Scudder
                                                       Investment      Scudder
                                                       Grade Bond    Money Market
                                                       Subaccount     Subaccount
                                                       --------------------------
OPERATIONS

Net investment income (loss)                                  902           5,627

Net realized gain (loss) on sale of investments               420               -

Change in unrealized appreciation (depreciation)
of investments                                               (239)              -
                                                       --------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                    1,083           5,627
                                                       --------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        28,647         467,417
Net transfer (to) from affiliate and subaccounts           15,137        (113,554)
Payments for redemptions                                   (4,263)        (96,321)
                                                       --------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                39,521         257,542
                                                       --------------------------

Total increase (decrease) in contract owners' equity       40,604         263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,478         144,344
                                                       --------------------------

End of period                                              65,082         407,513
                                                       ==========================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)


                                                                  ------------------------------------------------------------------


                                                                   Scudder New    Scudder Small   Scudder Small   Scudder Strategic
                                                                     Europe        Cap Growth       Cap Value           Income
                                                                    Subaccount     Subaccount       Subaccount        Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                (39)        19,821            (687)               (69)

Net realized gain (loss) on sale of investments                          (1,407)       (32,119)            897                248

Change in unrealized appreciation (depreciation) of
investments                                                              (1,282)       (43,474)         10,183                 25
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (2,728)       (55,772)         10,393                204
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      10,800         39,205          45,871              6,159
Net transfer (to) from affiliate and subaccounts                          4,252         (1,696)         29,421              2,441
Payments for redemptions                                                   (344)       (14,122)         (4,126)              (519)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             14,708         23,387          71,166              8,081
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                     11,980        (32,385)         81,559              8,285

CONTRACT OWNERS' EQUITY

Beginning of period                                                       3,742        184,920          32,322              3,214
                                                                  ------------------------------------------------------------------

End of period                                                            15,722        152,535         113,881             11,499
                                                                  ==================================================================

                                                                        Scudder Variable Series II
                                                                  ------------------------------------------------------------------

                                                                    Scudder
                                                                   Technology  Scudder Total       SVS Dreman       SVS Dremane High
                                                                     Growth        Return      Financial Services    Return Equity
                                                                   Subaccount    Subaccount        Subaccount          Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (2,251)       31,911                  (97)              (907)

Net realized gain (loss) on sale of investments                        (1,442)      (11,356)                 749                228

Change in unrealized appreciation (depreciation) of
investments                                                           (60,716)      (65,762)              (1,843)               928
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                       (64,409)      (45,207)              (1,191)               249
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                    70,793        55,750               29,969            167,852
Net transfer (to) from affiliate and subaccounts                      117,727        24,024                6,846             54,385
Payments for redemptions                                               (4,359)      (71,022)              (1,177)            (5,557)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                          184,161         8,752               35,638            216,680
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                  119,752       (36,455)              34,447            216,929

CONTRACT OWNERS' EQUITY

Beginning of period                                                    97,837       603,435               17,183             63,520
                                                                  ------------------------------------------------------------------

End of period                                                         217,589       566,980               51,630            280,449
                                                                  ==================================================================


                                                                  --------------------------------------------------------


                                                                      SVS Dynamic     SVS Focus Value     SVS Focused
                                                                         Growth           + Growth      Large Cap Growth
                                                                     Subaccount (c)      Subaccount        Subaccount
                                                                  --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                   (29)            2,443               (160)

Net realized gain (loss) on sale of investments                               (158)           (1,975)              (458)

Change in unrealized appreciation (depreciation) of
investments                                                                  1,128            (7,822)            (1,113)
                                                                  --------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                                941            (7,354)            (1,731)
                                                                  --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         15,136            16,182             25,144
Net transfer (to) from affiliate and subaccounts                             3,698             3,645              7,756
Payments for redemptions                                                      (109)           (4,088)              (470)
                                                                  --------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                                18,725            15,739             32,430
                                                                  --------------------------------------------------------

Total increase (decrease) in contract owners' equity                        19,666             8,385             30,699

CONTRACT OWNERS' EQUITY

Beginning of period                                                              -            43,425              7,199
                                                                  --------------------------------------------------------

End of period                                                               19,666            51,810             37,898
                                                                  ========================================================


                                                                  -------------------------------


                                                                  SVS Growth and    SVS Growth
                                                                      Income       Opportunities
                                                                    Subaccount      Subaccount
                                                                  -------------------------------
OPERATIONS

Net investment income (loss)                                               (565)            (981)

Net realized gain (loss) on sale of investments                            (344)            (932)

Change in unrealized appreciation (depreciation) of
investments                                                              (5,511)         (16,177)
                                                                  -------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (6,420)         (18,090)
                                                                  -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      63,069           52,213
Net transfer (to) from affiliate and subaccounts                         16,830           14,805
Payments for redemptions                                                 (1,914)          (1,711)
                                                                  -------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             77,985           65,307
                                                                  -------------------------------

Total increase (decrease) in contract owners' equity                     71,565           47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                                      34,203           46,795
                                                                  -------------------------------

End of period                                                           105,768           94,012
                                                                  ===============================

See accompanying notes to financial statements.
(c)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                              Scudder Variable Series II
                                                             ------------------------------------------------------------------
                                                                               SVS Mid Cap     SVS Strategic      SVS Venture
                                                              SVS Index 500       Growth           Equity            Value
                                                                Subaccount    Subaccount (d)   Subaccount (d)    Subaccount (d)
                                                             ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (482)             38               (3)             (108)

Net realized gain (loss) on sale of investments                      (3,794)            (38)            (225)             (308)

Change in unrealized appreciation (depreciation) of
investments                                                          (3,696)          1,469              601             2,396
                                                             ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity
           resulting from operations                                 (7,972)          1,469              373             1,980
                                                             ------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  90,220          28,315           26,789            61,824
Net transfer (to) from affiliate and subaccounts                     22,650          11,033            8,370            24,054
Payments for redemptions                                             (2,430)           (152)             (90)             (400)
                                                             ------------------------------------------------------------------
    Net increase (decrease) from contract owners'
           equity transactions                                      110,440          39,196           35,069            85,478
                                                             ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                102,468          40,665           35,442            87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                                  42,884               -                -                 -
                                                             ------------------------------------------------------------------

End of period                                                       145,352          40,665           35,442            87,458
                                                             ==================================================================

See accompanying notes to financial statements.
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2000
(in thousands)

                                                                                               The Alger American Fund
                                                                                   -------------------------------------------------

                                                                  Total KILICO     Alger American  Alger American   Alger American
                                                                Variable Annuity      Balanced         Growth      Leveraged AllCap
                                                                Separate Account     Subaccount      Subaccount        Subaccount
                                                                ----------------   -------------------------------------------------
OPERATIONS

Net investment income (loss)                                    $        295,349              168           2,127               965

Net realized gain (loss) on sale of investments                           73,014              (42)         (1,010)             (213)

Change in unrealized appreciation (depreciation) of
investments                                                             (914,152)            (933)         (5,258)          (11,937)
                                                                ----------------   -------------------------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (545,789)            (807)         (4,141)          (11,185)
                                                                ----------------   -------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      862,463            9,106           5,450            33,347
Net transfer (to) from affiliate and subaccounts                         335,849            5,320           9,119            18,646
Payments for redemptions                                                (426,615)            (157)           (855)             (817)
                                                                ----------------   -------------------------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                       771,697           14,269          13,714            51,176
                                                                ----------------   -------------------------------------------------

Total increase (decrease) in contract owners' equity                     225,908           13,462           9,573            39,991

CONTRACT OWNERS' EQUITY

Beginning of period                                                    3,816,019              216          10,911               644
                                                                ----------------   -------------------------------------------------

End of period                                                   $      4,041,927           13,678          20,484            40,635
                                                                ================   =================================================

                                                                                                  American Century Variable
                                                                                                         Portfolios, Inc.
                                                                                                  -------------------------

                                                                                Alger American    American Century   American
                                                                Alger American       Small          VP Income &     Century VP
                                                                 MidCap Growth  Capitalization        Growth          Value
                                                                   Subaccount     Subaccount        Subaccount      Subaccount
                                                                ------------------------------   ------------------------------
OPERATIONS

Net investment income (loss)                                                 -           1,924           (48)               22

Net realized gain (loss) on sale of investments                              -          (2,473)           88               (61)

Change in unrealized appreciation (depreciation) of
investments                                                                  -          (2,117)         (595)              287
                                                                -------------------------------  ------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                      -          (2,666)         (555)              248
                                                                -------------------------------  ------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                          4           1,912           599               277
Net transfer (to) from affiliate and subaccounts                             -           3,761         2,367             2,044
Payments for redemptions                                                     -            (365)         (244)             (169)
                                                                -------------------------------  ------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                           4           5,308         2,722             2,152
                                                                -------------------------------  ------------------------------

Total increase (decrease) in contract owners' equity                         4           2,642         2,167             2,400

CONTRACT OWNERS' EQUITY

Beginning of period                                                          -           2,143         2,724               580
                                                                -------------------------------  ------------------------------

End of period                                                                4           4,785         4,891             2,980
                                                                ===============================  ==============================

                                                                                                                The Dreyfus
                                                                                                                 Socially
                                                                                                                Responsible
                                                                          Credit Suisse Trust                Growth Fund, Inc.
                                                                ------------------------------------------   ------------------

                                                                Credit Suisse            Credit Suisse       Dreyfus Socially
                                                                Trust Emerging         Trust Global Post-      Responsible
                                                                   Markets              Venture Capital        Growth Fund
                                                                  Subaccount              Subaccount           Subaccount
                                                                ------------------------------------------   ------------------
OPERATIONS

Net investment income (loss)                                               240                      1,023                  (61)

Net realized gain (loss) on sale of investments                            161                        237                   89

Change in unrealized appreciation (depreciation) of
investments                                                             (4,074)                    (3,631)              (1,502)
                                                                ------------------------------------------   ------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (3,673)                    (2,371)              (1,474)
                                                                ------------------------------------------   ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      7,692                      7,114                6,369
Net transfer (to) from affiliate and subaccounts                         3,151                      2,297                3,456
Payments for redemptions                                                  (238)                      (125)                (272)
                                                                ------------------------------------------   ------------------

       Net increase (decrease) from contract owners'
               equity transactions                                      10,605                      9,286                9,553
                                                                ------------------------------------------   ------------------

Total increase (decrease) in contract owners' equity                     6,932                      6,915                8,079

CONTRACT OWNERS' EQUITY

Beginning of period                                                      3,045                      2,013                2,867
                                                                ------------------------------------------   ------------------

End of period                                                            9,977                      8,928               10,946
                                                                ==========================================   ==================



See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                     Dreyfus
                                                                    Investment        Fidelity Variable Insurance Products
                                                                    Portfolios                       Fund
                                                               --------------------  --------------------------------------

                                                                 Dreyfus I.P. Mid     Fidelity VIP Equity   Fidelity VIP
                                                                     Cap Stock               Income            Growth
                                                                    Subaccount             Subaccount         Subaccount
                                                                -------------------  --------------------------------------
OPERATIONS

Net investment income (loss)                                         144                      2,853             8,680

Net realized gain (loss) on sale of investments                       33                        693             3,666

Change in unrealized appreciation (depreciation) of
investments                                                         (187)                    (1,195)          (25,747)
                                                                -------------------  --------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (10)                     2,351           (13,401)
                                                                -------------------  --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,911                      4,482            12,794
Net transfer (to) from affiliate and subaccounts                   4,460                     (5,358)            8,768
Payments for redemptions                                             (87)                    (3,341)           (6,919)
                                                                -------------------  --------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    13,284                     (4,217)           14,643
                                                                -------------------  --------------------------------------

Total increase (decrease) in contract owners' equity              13,274                     (1,866)            1,242

CONTRACT OWNERS' EQUITY

Beginning of period                                                  123                     45,229            91,302
                                                                -------------------  --------------------------------------

End of period                                                     13,397                     43,363            92,544
                                                                ===================  ======================================

                                                                    Fidelity Variable Insurance Products Funds II
                                                               -------------------------------------- -----------------

                                                               Fidelity VIP II    Fidelity VIP II      Fidelity VIP II
                                                                Asset Manager        Contrafund            Index 500
                                                                  Subaccount         Subaccount           Subaccount
                                                               --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                          790              9,142                   436

Net realized gain (loss) on sale of investments                      (130)             1,979                 6,654

Change in unrealized appreciation (depreciation) of
investments                                                        (1,092)           (17,749)              (25,473)
                                                               --------------------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (432)            (6,628)              (18,383)
                                                               --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 1,304              9,085                21,874
Net transfer (to) from affiliate and subaccounts                     (430)             1,010                (5,501)
Payments for redemptions                                           (1,019)            (5,215)              (12,523)
                                                               --------------------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                       (145)             4,880                 3,850
                                                               --------------------------------------------------------

Total increase (decrease) in contract owners' equity                 (577)            (1,748)              (14,533)

CONTRACT OWNERS' EQUITY

Beginning of period                                                 8,393             78,396               170,279
                                                               --------------------------------------------------------

End of period                                                       7,816             76,648               155,746
                                                               ========================================================

                                                                      Franklin
                                                                      Templeton
                                                                  Variable Insruance
                                                                    Products Trust                   Janus Aspen Series
                                                                --------------------------------------------------------------------

                                                                      Templeton        Janus Aspen                      Janus Aspen
                                                                      Developing        Aggressive      Janus Aspen       Capital
                                                                  Markets Securities      Growth          Balanced     Appreciation
                                                                      Subaccount        Subaccount       Subaccount      Subaccount
                                                                --------------------  ----------------------------------------------
OPERATIONS

Net investment income (loss)                                               -              19,887           16,775            11

Net realized gain (loss) on sale of investments                          (25)              9,804            2,057          (296)

Change in unrealized appreciation (depreciation) of
investments                                                               (5)           (105,037)         (25,020)         (679)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                        (30)            (75,346)          (6,188)         (964)
                                                                --------------------  ----------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      161              28,406           22,994         3,902
Net transfer (to) from affiliate and subaccounts                         (97)             46,904           20,123          (843)
Payments for redemptions                                                  (1)            (11,296)          (9,984)         (271)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                            63              64,014           33,133         2,788
                                                                --------------------  ----------------------------------------------

Total increase (decrease) in contract owners' equity                      33             (11,332)          26,945         1,824

CONTRACT OWNERS' EQUITY

Beginning of period                                                        -             158,393          144,093           743
                                                                --------------------  ----------------------------------------------

End of period                                                             33             147,061          171,038         2,567
                                                                ====================  ==============================================

                                                               ---------------

                                                                 Janus Aspen
                                                                    Growth
                                                                  Subaccount
                                                               ---------------
OPERATIONS

Net investment income (loss)                                       21,501

Net realized gain (loss) on sale of investments                     9,844

Change in unrealized appreciation (depreciation) of
investments                                                       (86,494)
                                                               ----------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                 (55,149)
                                                               ---------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                57,316
Net transfer (to) from affiliate and subaccounts                   59,436
Payments for redemptions                                          (16,605)
                                                               ---------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    100,147
                                                               ---------------

Total increase (decrease) in contract owners' equity               44,998

CONTRACT OWNERS' EQUITY

Beginning of period                                               240,499
                                                               ---------------

End of period                                                     285,497
                                                               ===============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                             J.P. Morgan       Pilgrim Emerging
                                                               Janus Aspen Series          Series Trust II    Markets Fund, Inc.
                                                        -------------------------------   -----------------   ------------------
                                                        Janus Aspen
                                                         Growth and      Janus Aspen      J.P. Morgan Small    Pilgrim Emerging
                                                           Income      Worldwide Growth        Company           Markets Fund
                                                         Subaccount       Subaccount          Subaccount           Subaccount
                                                        -------------------------------   -----------------   ------------------
OPERATIONS

Net investment income (loss)                                  1,121             24,916                   12                 (149)

Net realized gain (loss) on sale of investments               2,189              9,421                  (91)               2,067

Change in unrealized appreciation (depreciation) of
investments                                                 (21,513)           (98,483)                (275)              (7,924)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                 (18,203)           (64,146)                (354)              (6,006)
                                                        -------------------------------   ------------------  -------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          26,953             38,769                  639                1,373
Net transfer (to) from affiliate and subaccounts             29,812             25,761                1,182                  871
Payments for redemptions                                     (4,361)           (22,250)                (149)              (1,083)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) from contract owners'
           equity transactions                               52,404             42,280                1,672                1,161
                                                        -------------------------------   ------------------  -------------------

Total increase (decrease) in contract owners' equity         34,201            (21,866)               1,318               (4,845)

CONTRACT OWNERS' EQUITY

Beginning of period                                          67,155            329,016                  370               12,549
                                                        -------------------------------   ------------------  -------------------

End of period                                               101,356            307,150                1,688                7,704
                                                        ===============================   ==================  ===================

                                                        Pilgrim Natural
                                                        Resources Trust  PIMCO Variable Insurance Trust
                                                        ---------------  ------------------------------

                                                        Pilgrim Natural  PIMCO Foreign     PIMCO Low
                                                        Resources Trust      Bond        Duration Bond
                                                           Subaccount      Subaccount      Subaccount
                                                        ---------------- ------------------------------
OPERATIONS

Net investment income (loss)                                         (18)           28              10

Net realized gain (loss) on sale of investments                       78            (1)              -

Change in unrealized appreciation (depreciation) of
investments                                                          742             -               4
                                                        ---------------- ------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                          802            27              14
                                                        ----------------   ----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  500           152             188
Net transfer (to) from affiliate and subaccounts                     276            71             117
Payments for redemptions                                            (401)          (18)             (2)
                                                        ----------------   ----------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                       375           205             303
                                                        ----------------   ----------------------------

Total increase (decrease) in contract owners' equity               1,177           232             317

CONTRACT OWNERS' EQUITY

Beginning of period                                                4,374           249              22
                                                        ----------------   ----------------------------

End of period                                                      5,551           481             339
                                                        ================   ============================

                                                                          Scudder Variable Series I
                                                        ----------------------------------------------------------------

                                                         Scudder 21st                   Scudder Capital   Scudder Global
                                                        Century Growth   Scudder Bond       Growth          Discovery
                                                        Subaccount (a)    Subaccount      Subaccount        Subaccount
                                                        ----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (36)            18             1,955              710

Net realized gain (loss) on sale of investments                    (28)             2               159              529

Change in unrealized appreciation (depreciation) of
investments                                                       (637)            51            (5,217)          (5,494)
                                                        ----------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                       (701)            71            (3,103)          (4,255)
                                                        ----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              3,784            393            10,374           30,214
Net transfer (to) from affiliate and subaccounts                 1,092            713             7,230           15,829
Payments for redemptions                                           (14)           (13)             (982)            (638)
                                                        ----------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   4,862          1,093            16,622           45,405
                                                        ----------------------------------------------------------------

Total increase (decrease) in contract owners' equity             4,161          1,164            13,519           41,150

CONTRACT OWNERS' EQUITY

Beginning of period                                                  -            176            13,725            8,358
                                                        ----------------------------------------------------------------

End of period                                                    4,161          1,340            27,244           49,508
                                                        ================================================================

See accompanying notes to financial statements.
(a) For the period (commencement of operations): June 5, 2000 to December 31,
2000

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                   Scudder Variable Series
                                                        --------------------------------------------   -----------------------------

                                                                                                         Scudder
                                                        Scudder Growth     Scudder     Scudder Money   Aggressive
                                                          and Income    International      Market        Growth    Scudder Blue Chip
                                                          Subaccount      Subaccount     Subaccount    Subaccount      Subaccount
                                                        --------------------------------------------   -----------------------------
OPERATIONS

Net investment income (loss)                                       216          4,151              6         (170)             (556)

Net realized gain (loss) on sale of investments                    (36)        (9,580)             -          202             1,024

Change in unrealized appreciation (depreciation) of
investments                                                     (1,011)        (2,773)             -       (3,577)           (5,911)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                     (831)        (8,202)             6       (3,545)           (5,443)
                                                        ---------------------------------------------  -----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              6,918         26,465            639       19,636            21,928
Net transfer (to) from affiliate and subaccounts                 7,486         14,156           (508)       7,934            14,786
Payments for redemptions                                          (632)        (1,314)           (14)        (449)           (5,071)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                13,772         39,307            117       27,121            31,643
                                                        ---------------------------------------------  -----------------------------

Total increase (decrease) in contract owners' equity            12,941         31,105            123       23,576            26,200

CONTRACT OWNERS' EQUITY

Beginning of period                                             11,140         27,582              -        1,236            36,173
                                                        ---------------------------------------------  -----------------------------

End of period                                                   24,081         58,687            123       24,812            62,373
                                                        =============================================  =============================

                                                                                           Scudder Variable Series II
                                                        -------------------------------------------------------------------

                                                                                              Scudder
                                                            Scudder        Scudder Global   Government
                                                        Contrarian Value      Blue Chip     Securities     Scudder Growth
                                                           Subaccount        Subaccount     Subaccount       Subaccount
                                                        -------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      16,160              (52)       3,627             42,274

Net realized gain (loss) on sale of investments                   (9,434)             186         (948)            27,025

Change in unrealized appreciation (depreciation) of
investments                                                        3,218             (439)       3,103           (177,074)
                                                        -------------------------------------------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                      9,944             (305)       5,782           (107,775)
                                                        -------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,165            4,300        6,590             30,406
Net transfer (to) from affiliate and subaccounts                  (9,409)           2,779         (795)            (5,086)
Payments for redemptions                                         (12,961)            (365)      12,605)           (67,289)
                                                        -------------------------------------------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                 (14,205)           6,714       (6,810)           (41,969)
                                                        -------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              (4,261)           6,409       (1,028)          (149,744)

CONTRACT OWNERS' EQUITY

Beginning of period                                               92,274            3,883       71,709            574,033
                                                        -------------------------------------------------------------------

End of period                                                     88,013           10,292       70,681            424,289
                                                        ===================================================================


                                                        -------------------------------


                                                        Scudder High   Scudder Horizon
                                                           Yield             10+
                                                         Subaccount      Subaccount
                                                        -------------------------------
OPERATIONS

Net investment income (loss)                                  21,732             1,236

Net realized gain (loss) on sale of investments              (16,574)              219

Change in unrealized appreciation (depreciation) of
investments                                                  (22,469)           (2,380)
                                                        -------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                (17,311)             (925)
                                                        -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           11,863             1,188
Net transfer (to) from affiliate and subaccounts              (3,472)             (621)
Payments for redemptions                                     (35,680)           (1,690)
                                                        -------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                             (27,289)           (1,123)
                                                        -------------------------------

Total increase (decrease) in contract owners' equity         (44,600)           (2,048)

CONTRACT OWNERS' EQUITY

Beginning of period                                          217,718            15,404
                                                        -------------------------------

End of period                                                173,118            13,356
                                                        ===============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                      Scudder Variable Series II
                                                        ----------------------------------------------------------------------------

                                                                                         Scudder         Scudder
                                                            Scudder       Scudder     International     Investment    Scudder Money
                                                          Horizon 20+    Horizon 5      Research        Grade Bond        Market
                                                           Subaccount    Subaccount    Subaccount       Subaccount      Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      979           589          19,016            795           5,741

Net realized gain (loss) on sale of investments                   206            22           4,046           (265)              -

Change in unrealized appreciation (depreciation) of
investments                                                    (2,183)         (773)        (55,254)         1,193               -
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                      (998)         (162)        (32,192)         1,723           5,741
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                             1,062           344           8,983          3,180          84,576
Net transfer (to) from affiliate and subaccounts                 (510)         (954)         (9,132)         3,950         (51,485)
Payments for redemptions                                       (1,542)         (979)        (19,913)        (3,255)        (34,855)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   (990)       (1,589)        (20,062)         3,875          (1,764)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity           (1,988)       (1,751)        (52,254)         5,598           3,977

CONTRACT OWNERS' EQUITY

Beginning of period                                            10,311         9,188         159,552         18,880         140,367
                                                        ----------------------------------------------------------------------------

End of period                                                   8,323         7,437         107,298         24,478         144,344
                                                        ============================================================================


                                                        ----------------------------------------------------------------------------

                                                                                                    Scudder     Scudder    Scudder
                                                        Scudder New  Scudder Small  Scudder Small  Strategic  Technology    Total
                                                           Europe      Cap Growth     Cap Value     Income      Growth      Return
                                                        Subaccount     Subaccount     Subaccount  Subaccount  Subaccount  Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (29)        16,017           (165)        10        (966)    44,883

Net realized gain (loss) on sale of investments                  87         11,315         (1,011)       (60)        677     19,360

Change in unrealized appreciation (depreciation) of
investments                                                    (171)       (58,020)         2,108        108     (36,088)   (89,810)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                    (113)       (30,688)           932         58     (36,377)   (25,567)
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           1,737         33,357          5,643      1,125      73,694     30,764
Net transfer (to) from affiliate and subaccounts                975         35,531         (2,248)       797      43,173    (26,068)
Payments for redemptions                                        (83)       (19,336)        (3,609)      (279)     (2,236)   (91,502)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                2,629         49,552           (214)     1,643     114,631    (86,806)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          2,516         18,864            718      1,701      78,254   (112,373)

CONTRACT OWNERS' EQUITY

Beginning of period                                           1,226        166,056         31,604      1,513      19,583    715,808
                                                        ----------------------------------------------------------------------------

End of period                                                 3,742        184,920         32,322      3,214      97,837    603,435
                                                        ============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                Scudder Variable Series II
                                                        ------------------------------------------------------------------------
                                                            SVS Dreman      SVS Dreman High   SVS Focus Value    Scudder Focused
                                                        Financial Services   Return Equity       & Growth       Large Cap Growth
                                                            Subaccount         Subaccount       Subaccount         Subaccount
                                                        ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (38)           1,930               3,703              (28)

Net realized gain (loss) on sale of investments                     (146)            (982)              2,353              (51)

Change in unrealized appreciation (depreciation) of
investments                                                        3,169           11,143              (8,503)          (1,017)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                       2,985           12,091              (2,447)          (1,096)
                                                        ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                5,522           13,294               5,605            5,656
Net transfer (to) from affiliate and subaccounts                   3,448            8,647              (1,192)           2,744
Payments for redemptions                                            (417)          (1,886)             (6,865)            (160)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                                    8,553           20,055              (2,452)           8,240
                                                        ------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              11,538           32,146              (4,899)           7,144

CONTRACT OWNERS' EQUITY

Beginning of period                                                5,645           31,374              48,324               55
                                                        ------------------------------------------------------------------------

End of period                                                     17,183           63,520              43,425            7,199
                                                        ========================================================================

                                                        ------------------------------------------------
                                                        Scudder Growth   Scudder Growth   Scudder Index
                                                          and Income      Opportunities       500
                                                        Subaccount (b)   Subaccount (b)    Subaccount
                                                        ------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (192)            (309)            (357)

Net realized gain (loss) on sale of investments                   (9)               3                6

Change in unrealized appreciation (depreciation) of
investments                                                   (2,780)          (7,216)          (3,555)
                                                        ------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                  (2,981)          (7,522)          (3,906)
                                                        ------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           28,430           43,801           21,147
Net transfer (to) from affiliate and subaccounts               8,947           10,899           19,489
Payments for redemptions                                        (193)            (383)            (639)
                                                        ------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                               37,184           54,317           39,997
                                                        ------------------------------------------------

Total increase (decrease) in contract owners' equity          34,203           46,795           36,091

CONTRACT OWNERS' EQUITY

Beginning of period                                                -                -            6,793
                                                        ------------------------------------------------

End of period                                                 34,203           46,795           42,884
                                                        ================================================

See accompanying notes to financial statements.
(b) For the period (commencement of operations): May 3, 2000 - Scudder Growth Opportunities Subaccount; May 4, 2000 -

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1)  General Information and Significant Accounting Policies

Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred") and Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Pilgrim Emerging Markets Fund, Inc., the Pilgrim Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Funds, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the

Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Horizon 5, Scudder Horizon 10+ and the Scudder Horizon 20+ funds were closed by the investment manager of the Scudder Variable Series II effective May 1, 2001. All monies not reallocated by contract owners by this date were transferred to Scudder Total Return subaccount.

Security valuation

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2001.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Traditionally, the Statement of Operations should consist only of transactions that directly impact the unit value calculation: in other words, transactions that impact contractholders equally. The unit value, which is the value of a share of the division, is generally only impacted by investment income and mortality and expense risk.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

(2)  Financial Highlights

The following table represents certain highlights as follows:

                                                                 At December 31, 2001
                                                       ---------------------------------------------------

                                                                                          Net
                                                       Units      Unit Fair Value       Assets  Investment
                                                                  ---------------
                                                                                                  Income
                                                       (000s)    Lowest      Highest    (000s)   Ratio (a)
                                                       ------    ------      -------    ------   ---------
The Alger American Fund:

Alger American Balanced Subaccount                     8,205     $10.240     $10.240     $84,021    1.99%
Alger American Growth Subaccount                         423      40.912      52.093      21,732   14.04%
Alger American Leveraged AllCap Subaccount             9,057       8.103       8.103      73,387    3.24%
Alger American MidCap Growth Subaccount                  173      28.092      28.342       4,678   33.96%
Alger American Small Capitalization Subaccount           119      16.250      31.513       3,635    0.05%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount           853       6.323       6.395       5,410    0.83%
American Century VP Value Subaccount                   3,071       7.350       7.723      23,380    0.53%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount        1,937       8.326       8.611      16,663      N/A
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                             1,586       8.818       8.818      13,982      N/A

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount    1,620       7.563      27.119      15,699    0.07%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                  7,541      11.199      11.199      84,453    0.27%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                  1,659      22.475      31.143      50,216    5.91%
Fidelity VIP Growth Subaccount                         1,643      33.204      51.078      81,527    6.97%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                 323      22.326      22.736       7,226    5.70%
Fidelity VIP II Contrafund Subaccount                  2,475      19.897      25.714      62,588    3.63%
Fidelity VIP II Index 500 Subaccount                   1,087     127.922      137.84     146,877    1.10%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount         3       8.860       8.860          30      N/A

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                       1,004       6.796       6.796       6,825    0.92%

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount               3,396      21.725      24.518      81,659      N/A
Janus Aspen Balanced Subaccount                        5,930      22.896      27.744     161,184    2.59%
Janus Aspen Capital Appreciation Subaccount              242       8.459       8.459       2,043    1.17%
Janus Aspen Growth Subaccount                         12,249      10.607      23.504     189,564    0.25%
Janus Aspen Growth and Income Subaccount               4,984      14.953      14.953      74,529    1.32%
Janus Aspen Worldwide Growth Subaccount                6,855      28.344      31.533     212,598    0.45%

                                                          For the year ended December 31, 2001
                                                        ----------------------------------------

                                                        Expense Ratio (b)      Total Return (c)
                                                        -----------------      ----------------

                                                        Lowest     Highest     Lowest     Highest
                                                        ------     -------     ------     -------
The Alger American Fund:

Alger American Balanced Subaccount                        1.40%      1.40%      -3.29%      -3.29%
Alger American Growth Subaccount                          1.00%      3.00%     -12.95%      13.13%
Alger American Leveraged AllCap Subaccount                1.40%      1.40%     -17.09%     -17.09%
Alger American MidCap Growth Subaccount                   1.00%      3.00%      -8.01%      -4.13%
Alger American Small Capitalization Subaccount            1.00%      3.00%     -30.78%     -13.54%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount            1.00%      3.00%      -9.82%      -8.37%
American Century VP Value Subaccount                      1.00%      3.00%       7.38%      11.70%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount           1.00%      3.00%     -11.37%     -10.51%
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                                1.40%      1.40%     -29.62%     -29.62%

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount       1.00%      3.00%     -23.91%     -16.84%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                     1.40%      1.40%      -4.60%      -4.60%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                     1.00%      3.00%      -6.46%      -5.90%
Fidelity VIP Growth Subaccount                            1.00%      3.00%     -19.03%     -13.14%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                  1.00%      2.80%      -5.40%      -5.05%
Fidelity VIP II Contrafund Subaccount                     1.00%      3.00%     -13.68%      -5.32%
Fidelity VIP II Index 500 Subaccount                      1.00%      3.00%     -13.75%      -9.67%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount        1.40%      1.40%     -12.68%     -12.68%

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                          1.40%      1.40%     -32.30%     -32.30% (d)

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount                  1.00%      3.00%     -40.63%     -23.00%
Janus Aspen Balanced Subaccount                           1.00%      3.00%      -6.17%      -4.07%
Janus Aspen Capital Appreciation Subaccount               1.40%      1.40%     -23.67%     -23.67%
Janus Aspen Growth Subaccount                             1.00%      3.00%     -26.05%     -21.32%
Janus Aspen Growth and Income Subaccount                  1.40%      1.40%     -14.57%     -14.57%
Janus Aspen Worldwide Growth Subaccount                   1.00%      3.00%     -23.77%     -16.33%

                                                    At December 31, 2001              For the year ended December 31, 2001
                                              --------------------------------  -----------------------------------------------
                                                                         Net
                                              Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                      ---------------                       -----------------  ----------------
                                                                                  Income
                                              (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                              ------  ------  -------   ------   ---------   ------   -------   ------  -------
J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount             803  12.972   13.584   10,764     0.03%      1.00%    3.00%    -9.54%   -3.47%

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount         713   7.247    7.384    5,432    21.69%      1.00%    2.80%   -11.67%  -11.31%

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount       257  12.958   13.232    3,252       N/A      1.00%    2.80%   -17.13%  -16.77%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                     35  11.099   11.099      389     4.37%      1.40%    1.40%     6.77%    6.77%
PIMCO Low Duration Bond Subaccount                24  11.366   11.366      278     6.16%      1.40%    1.40%     6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount         4,197   6.211    6.211   26,068       N/A      1.40%    1.40%   -24.15%  -24.15%
Scudder Bond Subaccount                        1,834   7.034   11.100   13,450     3.25%      1.00%    3.00%     2.42%    5.47%
Scudder Capital Growth Subaccount              4,352  10.201   20.611   45,339     9.97%      1.00%    3.00%   -20.72%  -14.48%
Scudder Global Discovery Subaccount            6,536  11.412   11.412   74,591     1.60%      1.40%    1.40%   -25.64%  -25.64%
Scudder Growth and Income Subaccount           5,114   8.527    8.693   43,629     2.74%      1.40%    1.40%   -13.30%  -12.52%
Scudder Health Sciences Subaccount             4,222  10.551   10.551   44,542       N/A      1.40%    1.40%     5.51%    5.51% (d)
Scudder International Subaccount              10,083   7.892   10.723   82,158    16.43%      1.00%    3.00%   -32.11%  -23.44%
Scudder Money Market Subaccount                    6  10.773   10.773       65     4.26%      1.40%    1.40%     2.41%    2.41%

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount           3,999  10.022   10.022   40,084     0.85%      1.40%    1.40%   -22.84%  -22.84%
Scudder Blue Chip Subaccount                  16,826   1.164    9.680   97,162     0.36%      1.25%    1.40%   -16.97%  -16.86%
Scudder Contrarian Value Subaccount           39,433   1.799   10.913  128,715     1.50%      1.00%    2.80%     0.46%    0.85%
Scudder Global Blue Chip Subaccount            2,280  10.029   10.029   22,866     2.07%      1.40%    1.40%     1.40%    1.40%
Scudder Government Securities Subaccount      41,648   1.218   11.896  160,645     3.48%      1.00%    3.00%     3.52%    6.64%
Scudder Growth Subaccount                     65,583   1.951    8.272  302,393     8.78%      1.00%    3.00%   -23.67%  -14.32%
Scudder High Yield Subaccount                 45,274   0.805    9.271  189,316    11.65%      1.00%    3.00%    -2.72%    1.61%
Scudder International Research Subaccount     39,653   1.547    7.918   72,774    16.11%      1.00%    2.80%   -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount      15,452   1.135   11.369   64,981     3.41%      1.00%    3.00%     2.24%    4.66%
Scudder Money Market Subaccount              128,799   1.008   11.894  407,432     3.31%      1.00%    3.00%     0.94%    3.85%
Scudder New Europe Subaccount                  2,391   6.576    6.576   15,722     1.33%      1.40%    1.40%   -30.83%  -30.83%
Scudder Small Cap Growth Subaccount           49,609   1.267    9.348  152,170    12.86%      1.00%    3.00%   -32.12%  -16.19%
Scudder Small Cap Value Subaccount            33,983   1.285   10.177  113,833       N/A      1.00%    2.80%    16.04%   16.49%
Scudder Strategic Income Subaccount            1,574   1.095   10.483   11,501     0.61%      1.25%    1.40%     3.78%    3.92%
Scudder Technology Growth Subaccount          25,462   0.920    9.079  217,576     0.18%      1.00%    3.00%   -33.63%   -7.58%
Scudder Total Return Subaccount               99,886   1.939   10.615  566,841     6.75%      1.00%    3.00%    -7.39%   -5.62%
SVS Dreman Financial Services Subaccount       4,691  11.006   11.006   51,630     0.97%      1.40%    1.40%    -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount      23,638  11.674   11.865  280,450     0.60%      1.40%    1.40%    -0.34%    0.29%
SVS Dynamic Growth Subaccount                  2,256   8.718    8.718   19,666       N/A      1.40%    1.40%   -12.82%  -12.82% (d)
SVS Focus Value + Growth Subaccount           18,875   1.538    9.839   51,767     6.41%      1.00%    2.80%   -15.56%  -15.21%
SVS Focused Large Cap Growth Subaccount        4,046   9.367    9.367   37,898       N/A      1.40%    1.40%   -18.10%  -18.10%
SVS Growth and Income Subaccount              13,923   7.597    7.597  105,768     0.42%      1.40%    1.40%   -13.50%  -13.50%


                                                 At December 31, 2001              For the year ended December 31, 2001
                                           --------------------------------  -----------------------------------------------
                                                                      Net
                                           Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                   ---------------                       -----------------  ----------------
                                                                               Income
                                           (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                           ------  ------  -------   ------   ---------   ------   -------   ------  -------
SVS Growth Opportunities Subaccount        15,117   6.219    6.219   94,012      N/A       1.40%    1.40%    -24.75%  -24.75%
SVS Index 500 Subaccount                   17,576   8.270    8.270  145,352    0.29%       1.40%    1.40%    -13.27%  -13.27%
SVS Mid Cap Growth Subaccount               4,649   8.748    8.748   40,665      N/A       1.40%    1.40%    -12.52%  -12.52% (d)
SVS Strategic Equity Subaccount             4,707   7.529    7.529   35,442      N/A       1.40%    1.40%    -24.71%  -24.71% (d)
SVS Venture Value Subaccount                9,293   9.412    9.412   87,458      N/A       1.40%    1.40%     -5.88%   -5.88% (d)


  (a.) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

  (b.) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

  (c.) Total return is calculated using the beginning and ending unit value, which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

  (d.) Total Return is calculated for the period of May 1, 2001 to December 31, 2001.

 (3)  Summary of Investments

Investments, at cost, at December 31, 2001, are as follows (in thousands, differences are due to rounding):

                                                                                       Shares
                                                                                        Owned        Cost
                                                                                     -----------------------
The Alger American Fund:
Alger American Balanced Fund .....................................................     6,424    $   85,681
Alger American Growth Fund .......................................................       591        24,527
Alger American Leveraged AllCap Fund .............................................     2,326        90,210
Alger American MidCap Growth Fund ................................................       265         4,567
Alger American Small Capitalization Fund .........................................       220         3,701

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Fund .........................................       838         5,757
American Century VP Value Fund ...................................................     3,142        21,874

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Fund ........................................     1,977        19,683
Credit Suisse Trust Global Post-Venture Capital Fund .............................     1,438        19,307

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund .........................................       589        19,123

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock Fund ..................................................     6,120        82,912

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Fund ................................        2,207   $     50,759
Fidelity VIP Growth Fund .......................................        2,426         91,929

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Fund .............................          498          7,486
Fidelity VIP II Contrafund Fund ................................        3,109         65,866
Fidelity VIP II Index 500 Fund .................................        1,129        151,131

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Fund ...................            6             38

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Fund .....................................          485          6,979

Janus Aspen Series:
Janus Aspen Aggressive Growth Fund .............................        3,715        115,814
Janus Aspen Balanced Fund ......................................        7,142        166,669
Janus Aspen Capital Appreciation Fund ..........................           99          2,992
Janus Aspen Growth Fund ........................................        9,535        256,437
Janus Aspen Growth and Income Fund .............................        5,012         94,283
Janus Aspen Worldwide Growth Fund ..............................        7,449        227,433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Fund .................................          814         10,303

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund ..................................        1,102          6,657

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Fund ...........................          262          3,376

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Fund ........................................           40            379
PIMCO Low Duration Bond Fund ...................................           28            272

Scudder Variable Series I:
Scudder 21/st/ Century Growth Fund .............................        4,184         27,542
Scudder Bond Fund ..............................................        1,949         13,421
Scudder Capital Growth Fund ....................................        2,771         56,916
Scudder Global Discovery Fund ..................................        8,574         93,459
Scudder Growth and Income Fund .................................        4,902         47,649
Scudder Health Sciences Fund ...................................        4,182         42,936
Scudder International Fund .....................................       10,206         85,034
Scudder Money Market Fund ......................................           65             65

Scudder Variable Series II:
Scudder Aggressive Growth Fund .................................        3,922         49,044
Scudder Blue Chip Fund .........................................        8,050        109,830
Scudder Contrarian Value Fund ..................................        9,606        129,213
Scudder Global Blue Chip Fund ..................................        2,369         24,981
Scudder Government Securities Fund .............................       13,029        157,410
Scudder Growth Fund ............................................       14,365        373,073

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Scudder Variable Series II (continued):
Scudder International Research Fund ............................        7,876   $     94,008
Scudder Investment Grade Bond Fund .............................        5,655         64,404
Scudder Money Market Fund ......................................      407,432        407,432
Scudder New Europe Fund ........................................        2,382         17,047
Scudder Small Cap Growth Fund ..................................       11,870        201,818
Scudder Small Cap Value Fund ...................................        8,617        103,320
Scudder Strategic Income Fund ..................................        1,120         11,422
Scudder Technology Growth Fund .................................       23,245        310,182
Scudder Total Return Fund ......................................       25,115        605,064
SVS Dreman Financial Services Fund .............................        4,789         50,688
SVS Dreman High Return Equity Fund .............................       25,944        271,707
SVS Dynamic Growth Fund ........................................        2,235         18,538
SVS Focus Value + Growth Fund ..................................        3,958         59,520
SVS Focused Large Cap Growth Fund ..............................        4,002         40,028
SVS Growth and Income Fund .....................................       11,687        114,059
SVS Growth Opportunities Fund ..................................       11,946        117,405
SVS Index 500 Fund .............................................       17,000        152,219
SVS Mid Cap Growth Fund ........................................        4,605         39,196
SVS Strategic Equity Fund ......................................        4,663         34,841
SVS Venture Value Fund .........................................        9,206         85,062
                                                                                ------------

          Total Investments at Cost ............................                $  5,851,458
                                                                                ============

(4)  Transactions with Affiliates

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the Kemper Advantage III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the Kemper Advantage III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Passport contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Destinations contracts with a daily asset charge for mortality and expense risk and administrative costs, which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Farmers Variable Annuity I contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred Plus contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-half percent (1.50%) per annum. The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year.

KILICO also assesses against each Scudder Passport, Scudder Destinations and Farmers Variable Annuity I contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000, $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred and Zurich Preferred Plus contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 2001, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Zurich Scudder Investments, Inc., an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On December 4, 2001, Deutsche Bank and ZFS announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.


(5)  Contract Owners' Equity

The contract owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of the several annuity options, as specified in the prospectus. Included in the following table of contract owners' equity is approximately $11,670 thousand, $3,896 thousand and $1,050 thousand of annuitized contracts for the Kemper Advantage III, Kemper Passport and Scudder Destinations, respectively.

Contract owners' equity at December 31, 2001 is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                 Contract Owners'
                                                                 Number of Units    Unit Value       Equity
                                                                 ---------------    ----------   ----------------
FARMERS VARIABLE ANNUITY I CONTRACTS

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Subaccount                       3            $8.860         $   30

Janus Aspen Series:
Janus Aspen Capital Appreciation Subaccount                            242             8.459          2,044

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                                                      35          $  11.099            $    388
PIMCO Low Duration Bond Subaccount                                                 24             11.366                 278

Scudder Variable Series I:
Scudder Bond Subaccount                                                            25             11.100                 276
Scudder Growth and Income Subaccount                                              132              8.693               1,149
Scudder International Subaccount                                                   18              7.917                 146
Scudder Money Market Subaccount                                                     6             10.773                  65

Scudder Variable Series II:

Scudder Government Securities Subaccount                                           58             11.508                 673
Scudder High Yield Subaccount                                                       4              9.271                  33
Scudder Small Cap Growth Subaccount                                                19              9.348                 179
SVS Dreman High Return Equity Subaccount                                           90             11.674               1,054
                                                                                                                  ----------

        Total Farmers Variable Annuity I Contract Owners' Equity                                                    $  6,316
                                                                                                                  ----------

KEMPER ADVANTAGE III CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                  418             51.718*             21,602
Alger American MidCap Growth Subaccount                                           150             28.262*              4,242
Alger American Small Capitalization Subaccount                                    113             31.314*              3,540

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                    816              6.340*              5,166
American Century VP Value Subaccount                                            2,835              7.670*             21,722

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                    18              8.338*                152

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                               171             26.966*              4,601

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                           1,573             30.685*             48,166
Fidelity VIP Growth Subaccount                                                  1,582             50.324*             79,474

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Subaccount                                          323             22.419*              7,230
Fidelity VIP II Contrafund Subaccount                                           2,463             25.377*             62,286
Fidelity VIP II Index 500 Subaccount                                            1,083            135.688*            146,729

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                        3,382             24.135*             81,392
Janus Aspen Balanced Subaccount                                                 5,900             27.281*            160,687
Janus Aspen Growth Subaccount                                                   4,776             23.120*            110,200
Janus Aspen Worldwide Growth Subaccount                                         6,828             31.014*            211,344

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              605             13.491*              8,159

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount                                          713              7.315*              5,167

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount                                        257             13.054*              3,337

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
Scudder Variable Series I:
Scudder Bond Subaccount                                                         1,484          $   7.342*         $   10,880
Scudder Capital Growth Subaccount                                                  90             20.493*              1,845
Scudder International Subaccount                                                  858             10.649*              9,131

Scudder Variable Series II:
Scudder Contrarian Value Subaccount                                            20,161              1.805*             36,321
Scudder Government Securities Subaccount                                       24,060              2.068*             49,519
Scudder Growth Subaccount                                                      35,987              5.909*            207,401
Scudder High Yield Subaccount                                                  16,678              5.626*             92,525
Scudder International Research Subaccount                                      26,612              1.559*             41,232
Scudder Investment Grade Bond Subaccount                                        6,516              1.294*              8,409
Scudder Money Market Subaccount                                                25,501              2.672*             67,596
Scudder Small Cap Growth Subaccount                                            36,084              2.142*             76,900
Scudder Small Cap Value Subaccount                                             18,550              1.289*             23,883
Scudder Technology Growth Subaccount                                            1,524              0.926*              1,411
Scudder Total Return Subaccount                                                55,399              7.094*            391,352
SVS Focus Value + Growth Subaccount                                             7,886              1.548*             12,145
                                                                                                                 -----------

        Total Kemper Advantage III Contract Owners' Equity                                                        $2,015,747
                                                                                                                 -----------

SCUDDER DESTINATIONS CONTRACTS

The Alger American Fund:
Alger American Balanced Subaccount                                              8,205             10.240              84,021
Alger American Leveraged AllCap Subaccount                                      9,057              8.103              73,387

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                 1,918              8.602              16,502
Credit Suisse Trust Global Post-Venture Capital Subaccount                      1,586              8.818              13,982

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                             1,444              7.563              10,920

Dreyfus Investment Portfolios
Dreyfus I.P. Mid Cap Stock Subaccount                                           7,541             11.199              84,452

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Subaccount                                                1,004              6.796               6,825

Janus Aspen Series:
Janus Aspen Growth Subaccount                                                   7,453             10.607              79,051
Janus Aspen Growth and Income Subaccount                                        4,984             14.953              74,528

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount                                          4,197              6.211              26,068
Scudder Capital Growth Subaccount                                               4,261             10.201              43,467
Scudder Global Discovery Subaccount                                             6,536             11.412              74,591
Scudder Growth and Income Subaccount                                            4,982              8.527              42,480
Scudder Health Sciences Subaccount                                              4,222             10.551              44,543
Scudder International Subaccount                                                9,022              7.892              71,201

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount                                            3,999             10.022              40,084
Scudder Blue Chip Subaccount                                                    9,110              9.680              88,177
Scudder Contrarian Value Subaccount                                             6,319             10.913              68,955
Scudder Global Blue Chip Subaccount                                             2,280             10.029              22,866
Scudder Government Securities Subaccount                                        7,960             11.896              94,689
Scudder Growth Subaccount                                                       5,824              8.272              48,180

                                                                                                            Contract Owners'
                                                                      Number of Units       Unit Value          Equity
                                                                      ---------------     --------------   -----------------
Scudder Variable Series II (continued):
Scudder High Yield Subaccount                                                   6,665             $8.857             $59,037
Scudder International Research Subaccount                                       1,829              7.918              14,484
Scudder Investment Grade Bond Subaccount                                        4,482             11.369              50,963
Scudder Money Market Subaccount                                                22,020             11.605             251,330
Scudder New Europe Subaccount                                                   2,391              6.576              15,722
Scudder Small Cap Growth Subaccount                                             6,740              9.082              61,213
Scudder Small Cap Value Subaccount                                              7,886             10.177              80,256
Scudder Strategic Income Subaccount                                             1,041             10.483              10,914
Scudder Technology Growth Subaccount                                           23,797              9.079             216,049
Scudder Total Return Subaccount                                                10,298             10.615             109,313
SVS Dreman Financial Services Subaccount                                        4,691             11.006              51,630
SVS Dreman High Return Equity Subaccount                                       23,548             11.865             279,395
SVS Dynamic Growth Subaccount                                                   2,256              8.718              19,666
SVS Focus Value + Growth Subaccount                                             2,736              9.839              26,920
SVS Focused Large Cap Growth Subaccount                                         4,046              9.367              37,898
SVS Growth and Income Subaccount                                               13,923              7.597             105,768
SVS Growth Opportunities Subaccount                                            15,117              6.219              94,013
SVS Index 500 Subaccount                                                       17,576              8.270             145,352
SVS Mid Cap Growth Subaccount                                                   4,649              8.748              40,665
SVS Strategic Equity Subaccount                                                 4,707              7.529              35,442
SVS Venture Value Subaccount                                                    9,293              9.412              87,458
                                                                                                                  ----------

        Total Scudder Destinations Contract Owners' Equity                                                        $2,902,459
                                                                                                                  ----------

SCUDDER PASSPORT CONTRACTS

Scudder Variable Series II:
Scudder Blue Chip Subaccount                                                    7,716              1.164               8,985
Scudder Contrarian Value Subaccount                                            12,953              1.806              23,399
Scudder Government Securities Subaccount                                        9,259              1.661              15,383
Scudder Growth Subaccount                                                      23,754              1.951              46,333
Scudder High Yield Subaccount                                                  21,690              1.740              37,740
Scudder International Research Subaccount                                      11,212              1.556              17,451
Scudder Investment Grade Bond Subaccount                                        4,061              1.293               5,249
Scudder Money Market Subaccount                                                 9,724              1.476              13,486
Scudder Small Cap Growth Subaccount                                             6,477              2.139              13,851
Scudder Small Cap Value Subaccount                                              7,547              1.291               9,742
Scudder Strategic Income Subaccount                                               533              1.095                 584
Scudder Total Return Subaccount                                                34,091              1.939              66,089
SVS Focus Value + Growth Subaccount                                             8,253              1.544              12,745
                                                                                                                    --------

        Total Scudder Passport Contract Owners' Equity                                                              $271,037
                                                                                                                    --------
ZURICH PREFERRED CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    2             40.912                  75
Alger American MidCap Growth Subaccount                                             4             28.092                 103
Alger American Small Capitalization Subaccount                                      1             16.250                  15

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                      8              6.395                  53
American Century VP Value Subaccount                                               85              7.377*                625

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     1              8.611                   5

                                                                                                           Contract Owners'
                                                                      Number of Units      Unit Value           Equity
                                                                      ---------------    ---------------  ------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 1          $  26.410            $     32

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              24             23.778*                564
Fidelity VIP Growth Subaccount                                                     23             35.238*                825

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               4             20.447                  73
Fidelity VIP II Index 500 Subaccount                                                1            128.376                 120

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7             22.258*                147
Janus Aspen Balanced Subaccount                                                    10             23.897                 245
Janus Aspen Growth Subaccount                                                       8             20.408                 155
Janus Aspen Worldwide Growth Subaccount                                            12             30.210                 363

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              128             12.981*              1,664

Scudder Variable Series I:
Scudder Bond Subaccount                                                           121              7.039*                856
Scudder Capital Growth Subaccount                                                   1             18.260                  21
Scudder International Subaccount                                                   74              9.666*                715

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          131              1.262                 166
Scudder Growth Subaccount                                                          15              2.296                  33
Scudder High Yield Subaccount                                                      53              0.923                  49
Scudder Investment Grade Bond Subaccount                                          265              1.188                 314
Scudder Money Market Subaccount                                                70,525              1.049*             74,061
Scudder Small Cap Growth Subaccount                                               107              1.512                 162
Scudder Technology Growth Subaccount                                               78              0.920                  71
Scudder Total Return Subaccount                                                    38              2.388                  92
                                                                                                                    --------

        Total Zurich Preferred Contract Owners' Equity                                                              $ 81,600
                                                                                                                    --------

ZURICH PREFERRED PLUS CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    3             41.218*                126
Alger American MidCap Growth Subaccount                                            19             28.301*                531
Alger American Small Capitalization Subaccount                                      5             16.379*                 82

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                     29              6.389*                184
American Century VP Value Subaccount                                              151              7.356*              1,108

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     0              8.347                   3

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 4             26.394*                103

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              62             22.494*              1,400
Fidelity VIP Growth Subaccount                                                     38             33.231*              1,257

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               8             19.910*                155
Fidelity VIP II Index 500 Subaccount                                                3            128.025*                410

                                                                                                           Contract Owners'
                                                                      Number of Units     Unit Value            Equity
                                                                      ---------------   ----------------  -------------------
Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7           $21.740*           $      159
Janus Aspen Balanced Subaccount                                                    20            22.916*                  450
Janus Aspen Growth Subaccount                                                      12            19.713*                  231
Janus Aspen Worldwide Growth Subaccount                                            15            28.361*                  433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                               70            13.071*                  914

Scudder Variable Series I:
Scudder Bond Subaccount                                                           204             7.099*                1,446
Scudder Capital Growth Subaccount                                                   0            18.414                     0
Scudder International Subaccount                                                  111             9.749*                1,078

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          180             1.219*                  219
Scudder Growth Subaccount                                                           3             2.084                     6
Scudder High Yield Subaccount                                                     184             0.806*                  148
Scudder Investment Grade Bond Subaccount                                          128             1.137*                  146
Scudder Money Market Subaccount                                                 1,029             1.009*                1,039
Scudder Small Cap Growth Subaccount                                               182             1.268*                  230
Scudder Technology Growth Subaccount                                               63             0.926*                   58
Scudder Total Return Subaccount                                                    60             2.232*                  134
                                                                                                                   ----------

        Total Zurich Preferred Plus Contract Owners' Equity                                                        $   12,051
                                                                                                                   ----------

        Total KILICO Variable Annuity Separate Account                                                             $5,289,210
                                                                                                                   ==========

*       Average unit value

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the ''Company'') at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 22, 2002

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                 December 31, December 31,
                                                                                     2001         2000
                                                                                 ------------ ------------
Assets
   Fixed maturity securities available for sale, at fair value (amortized cost:
     December 31, 2001, $3,057,139; December 31, 2000, $3,189,719).............. $ 3,094,560  $ 3,157,169
   Equity securities, at fair value (cost: December 31, 2001 and
     December 31, 2000, $65,473)................................................      67,731       63,879
   Short-term investments.......................................................     159,105       15,900
   Joint venture mortgage loans.................................................     104,303       67,473
   Third-party mortgage loans...................................................      63,897       63,476
   Other real estate-related investments........................................       8,240        9,468
   Policy loans.................................................................     239,787      256,226
   Other invested assets........................................................      20,799       21,792
                                                                                 -----------  -----------
       Total investments........................................................   3,758,422    3,655,383
   Cash.........................................................................      57,374       34,101
   Accrued investment income....................................................     140,762      134,585
   Reinsurance recoverable......................................................     240,536      310,183
   Deferred insurance acquisition costs.........................................     381,506      240,801
   Value of business acquired...................................................      75,806       95,621
   Goodwill.....................................................................     178,418      191,163
   Other intangible assets......................................................       6,261        4,531
   Deferred income taxes........................................................      95,688      120,781
   Federal income tax receivable................................................      13,866        8,803
   Receivable on sales of securities............................................       2,100        8,286
   Other assets and receivables.................................................      30,336       22,766
   Assets held in separate accounts.............................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total assets............................................................. $18,089,828  $16,006,643
                                                                                 ===========  ===========
Liabilities
   Future policy benefits....................................................... $ 3,634,161  $ 3,588,140
   Other policyholder benefits and funds payable................................     436,449      399,585
   Other accounts payable and liabilities.......................................      92,472      109,152
   Liabilities related to separate accounts.....................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total liabilities........................................................  17,271,835   15,276,516
                                                                                 -----------  -----------

Commitments and contingent liabilities

Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares.....................................................................       2,500        2,500
   Additional paid-in capital...................................................     804,347      804,347
   Accumulated other comprehensive income (loss)................................      16,551      (32,718)
   Retained deficit.............................................................      (5,405)     (44,002)
                                                                                 -----------  -----------
       Total stockholder's equity...............................................     817,993      730,127
                                                                                 -----------  -----------
       Total liabilities and stockholder's equity............................... $18,089,828  $16,006,643
                                                                                 ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                        Year Ended December 31,
                                                    ------------------------------
                                                      2001       2000       1999
                                                    ---------  ---------  --------
Revenue
   Net investment income........................... $ 269,419  $ 257,470  $264,640
   Realized investment gains (losses)..............    20,660     (8,277)   (9,549)
   Premium income..................................       486      8,394    21,990
   Separate account fees and charges...............    70,993     68,293    74,715
   Other income....................................    36,739     35,030    11,623
                                                    ---------  ---------  --------
       Total revenue...............................   398,297    360,910   363,419
                                                    ---------  ---------  --------
Benefits and Expenses
   Interest credited to policyholders..............   159,127    152,289   162,243
   Claims incurred and other policyholder benefits.    21,933     13,718    18,185
   Taxes, licenses and fees........................    10,714     17,861    30,234
   Commissions.....................................   179,585    114,162    67,555
   Operating expenses..............................    66,026     61,671    45,989
   Deferral of insurance acquisition costs.........  (166,202)  (104,608)  (69,814)
   Amortization of insurance acquisition costs.....    18,052     23,231     5,524
   Amortization of value of business acquired......    15,606     19,926    12,955
   Amortization of goodwill........................    12,744     12,744    12,744
   Amortization of other intangible assets.........       961        368        --
                                                    ---------  ---------  --------
       Total benefits and expenses.................   318,546    311,362   285,615
                                                    ---------  ---------  --------
   Income before income tax expense................    79,751     49,548    77,804
   Income tax expense..............................    28,154      1,247    32,864
                                                    ---------  ---------  --------
       Net income.................................. $  51,597  $  48,301  $ 44,940
                                                    =========  =========  ========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                (in thousands)

                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                                 2001      2000      1999
                                                                               --------  --------  ---------
Net income.................................................................... $ 51,597  $ 48,301  $  44,940
                                                                             --------  --------  ---------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized holding gains (losses) on investments...........................   54,155    61,487   (180,267)
   Adjustment to value of business acquired...................................   (5,914)   (3,400)    12,811
   Adjustment to deferred insurance acquisition costs.........................   (1,050)     (230)     5,726
                                                                            --------  --------  ---------
       Total unrealized holding gains (losses) on investments arising
         during period........................................................   47,191    57,857   (161,730)
                                                                               --------  --------  ---------
Less reclassification adjustments for items included in net income:
   Adjustment for (gains) losses included in realized investment gains
     (losses).................................................................   (9,203)  (24,583)    16,651
   Adjustment for amortization of premium on fixed maturity securities
     included in net investment income........................................   (5,732)   (4,538)   (10,533)
   Adjustment for (gains) losses included in amortization of value of
     business acquired........................................................   (1,705)      214       (454)
   Adjustment for losses included in amortization of insurance acquisition
     costs....................................................................    6,395        13      1,892
                                                                               --------  --------  ---------
          Total reclassification adjustments for items included in net
            income............................................................  (10,245)  (28,894)     7,556
                                                                               --------  --------  ---------
Other comprehensive income (loss), before related income tax expense
  (benefit)...................................................................   57,436    86,751   (169,286)
Related income tax expense (benefit)..........................................    8,167    (1,350)   (15,492)
                                                                               --------  --------  ---------
          Other comprehensive income (loss), net of tax.......................   49,269    88,101   (153,794)
                                                                               --------  --------  ---------
          Comprehensive income (loss)......................................... $100,866  $136,402  $(108,854)
                                                                               ========  ========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                     2001      2000       1999
                                                                   --------  ---------  ---------
Capital stock, beginning and end of period........................ $  2,500  $   2,500  $   2,500
                                                                   --------  ---------  ---------
Additional paid-in capital, beginning and end of period...........  804,347    804,347    804,347
                                                                   --------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of period  (32,718)  (120,819)    32,975
Other comprehensive income (loss), net of tax.....................   49,269     88,101   (153,794)
                                                                   --------  ---------  ---------
   End of period..................................................   16,551    (32,718)  (120,819)
                                                                   --------  ---------  ---------
Retained earnings (deficit), beginning of period..................  (44,002)   (56,023)    14,037
Net income........................................................   51,597     48,301     44,940
Dividends to parent...............................................  (13,000)   (36,280)  (115,000)
                                                                   --------  ---------  ---------
   End of period..................................................   (5,405)   (44,002)   (56,023)
                                                                   --------  ---------  ---------
       Total stockholder's equity................................. $817,993  $ 730,127  $ 630,005
                                                                   ========  =========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                              Year Ended December 31,
                                                                        -----------------------------------
                                                                           2001        2000        1999
                                                                        -----------  ---------  -----------
Cash flows from operating activities
   Net income.......................................................... $    51,597  $  48,301  $    44,940
   Reconciliation of net income to net cash from operating activities:
       Realized investment (gains) losses..............................     (20,660)     8,277        9,549
       Net change in trading account securities........................          --         --      (51,239)
       Interest credited and other charges.............................     169,084    142,344      158,557
       Deferred insurance acquisition costs, net.......................    (148,150)   (81,377)     (64,290)
       Amortization of value of business acquired......................      15,606     19,926       12,955
       Amortization of goodwill........................................      12,744     12,744       12,744
       Amortization of discount and premium on investments.............       5,731      4,538       11,157
       Amortization of other intangible assets.........................         961        368           --
       Deferred income taxes...........................................      16,927    (25,930)     (42,952)
       Net change in current federal income taxes......................      (5,063)   (18,593)     (10,594)
       Benefits and premium taxes due related to separate account
         business-owned life insurance.................................      (6,392)   (61,476)     149,477
       Other, net......................................................       5,120     42,377      (11,901)
                                                                        -----------  ---------  -----------
          Net cash flow from operating activities......................      97,505     91,499      218,403
                                                                        -----------  ---------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity......................     281,664    170,465      335,735
       Fixed maturity securities sold prior to maturity................   1,331,168    589,933    1,269,290
       Equity securities...............................................          --      1,271       11,379
       Mortgage loans, policy loans and other invested assets..........      60,495     73,177       75,389
   Cost of investments purchased or loans originated:
       Fixed maturity securities.......................................  (1,481,699)  (569,652)  (1,455,496)
       Equity securities...............................................          --     (1,264)      (8,703)
       Mortgage loans, policy loans and other invested assets..........     (41,395)   (47,109)     (43,665)
       Investment in subsidiaries......................................      (2,690)    (4,899)          --
   Short-term investments, net.........................................    (143,205)    26,491       15,943
   Net change in receivable and payable for securities transactions....       6,186     (4,786)          --
   Net change in other assets..........................................       2,248     (5,141)      (2,725)
                                                                        -----------  ---------  -----------
          Net cash from investing activities...........................      12,772    228,486      197,147
                                                                        -----------  ---------  -----------
Cash flows from financing activities
   Policyholder account balances:
       Deposits........................................................     680,106    608,363      383,874
       Withdrawals.....................................................    (733,521)  (881,888)    (694,848)
   Dividends to parent.................................................     (13,000)   (36,280)    (115,000)
   Cash overdrafts.....................................................     (20,589)    11,906        8,953
                                                                        -----------  ---------  -----------
          Net cash from financing activities...........................     (87,004)  (297,899)    (417,021)
                                                                        -----------  ---------  -----------
          Net increase (decrease) in cash..............................      23,273     22,086       (1,471)
Cash, beginning of period..............................................      34,101     12,015       13,486
                                                                        -----------  ---------  -----------
Cash, end of period.................................................... $    57,374  $  34,101  $    12,015
                                                                        ===========  =========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries (''the Company'') issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Kemper Life Insurance Company of New York ("ZKLICONY"), a newly formed, wholly-owned subsidiary, received its license from the state of New York early in 2001 and began writing business in May of 2001. The Company is a wholly-owned subsidiary of Kemper Corporation (''Kemper''), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (''ZGH'' or ''Zurich''), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (''ZFS''), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2000 and 1999 consolidated financial statements in order for them to conform to the 2001 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, have been prepared in conformity with accounting principles generally accepted in the United States of America.

  Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

  Goodwill and other intangibles

   The Company reviews goodwill and other intangibles (''intangible assets'') to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2001, the Company believes that no such adjustment is necessary.

   During 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 141 (''SFAS 141''), Business Combinations and Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets in July 2001. SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. SFAS 142 primarily addresses the accounting that must be applied to goodwill and other intangible assets subsequent to their acquisition. The Company intends to adopt SFAS 141 and SFAS 142 in the first quarter of 2002, however they are not expected to have a material impact on the Company's 2002 financial results.

   The difference between ZFS's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES twenty-year period. Other intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

  Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2006 are as follows:

                                                      Projected
                                                      Accretion
                               Beginning                 Of     Ending
       Year Ended December 31,  Balance  Amortization Interest  Balance
       ----------------------- --------- ------------ --------- --------
       (in thousands)
            1999 (actual)..... $126,066    $(20,891)   $7,936   $113,111
            2000 (actual).....  113,111     (26,805)    6,879     93,185
            2001 (actual).....   93,185     (21,394)    5,788     77,579
            2002..............   77,579     (17,308)    4,548     64,819
            2003..............   64,819     (15,003)    3,812     53,628
            2004..............   53,628     (13,464)    3,142     43,306
            2005..............   43,306     (11,686)    2,527     34,147
            2006..............   34,147     (10,191)    1,971     25,927

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $1.8 million as of December 31, 2001 and increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income decreased by approximately $1.2 million as of December 31, 2001 due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively.

  Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

  Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

  Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value)
  . the greatest anniversary value before the exercise (annuitization) date, or . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established for policies that have withdrawn a substantial portion of their contract values, exposing a proportionately large GRIB benefit in relation to the account value. These policies were deemed to have elected annuitization and a reserve has been established to cover the present value of future benefits. No additional liabilities for future policy benefits related to guaranteed living benefits have been established. Had such a benefit been established, total liabilities would have been increased by $7.8 million.

   Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2001 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securites deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company uses interest rate swaps to hedge against interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2001, the Company paid $0.9 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2001, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $5.0 million. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

  Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $19.8 million, $43.9 million and $83.8 million directly to the United States Treasury Department during 2001, 2000 and 1999, respectively.

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value and estimated unrealized gains and losses, were as follows:

                                                                            Estimated Unrealized
                                                       Carrying  Amortized  -------------------
                                                        Value      Cost       Gains     Losses
                                                      ---------- ----------  -------   --------
(in thousands)
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   21,354 $   21,286 $   254    $   (186)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     13,488     13,292     196          --
   Debt securities issued by foreign governments.....      4,537      4,508      29          --
   Corporate securities..............................  1,945,006  1,926,160  45,602     (26,756)
   Mortgage and asset-backed securities..............  1,110,175  1,091,893  24,795      (6,513)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,094,560 $3,057,139 $70,876    $(33,455)
                                                      ========== ==========  =======   ========

December 31, 2000
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   11,822 $   11,777 $    69    $    (24)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     24,021     24,207      --        (186)
   Debt securities issued by foreign governments.....     21,812     21,893      90        (171)
   Corporate securities..............................  2,060,679  2,093,916  12,634     (45,871)
   Mortgage and asset-backed securities..............  1,038,835  1,037,926   7,495      (6,586)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,157,169 $3,189,719 $20,288    $(52,838)
                                                      ========== ==========  =======   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2001, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying  Amortized
                                                                                    Value      Cost
                                                                                  ---------- ----------
(in thousands)
One year or less................................................................. $   38,884 $   38,175
Over one year through five years.................................................    836,094    814,386
Over five years through ten years................................................    880,118    874,543
Over ten years...................................................................    229,289    238,142
Securities not due at a single maturity date, primarily mortgage and asset-backed securities(1)..................................................................  1,110,175  1,091,893
                                                                                  ---------- ----------
       Total fixed maturity securities........................................... $3,094,560 $3,057,139
                                                                                  ========== ==========

--------
(1) Weighted average maturity of 4.5 years.

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,331.2 million, $589.9 million and $1,269.3 million during 2001, 2000 and 1999, respectively. Gross gains of $32.9 million, $8.6 million and $7.9 million and gross losses, including write-downs of fixed maturity securities for other-than-temporary declines in value, of $28.6 million, $20.8 million and $17.7 million were realized on sales and maturities in 2001, 2000 and 1999, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $15.5 million, $11.4 million and $0.1 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   At December 31, 2001 the Company held a $92.5 million mortgage loan investment in Delta Wetlands which exceeded 10 percent of the Company's stockholder's equity at December 31, 2001. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2001.

   At December 31, 2001, securities carried at approximately $6.6 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. These impairment losses are included as part of the write-downs for other-than-temporary declines in value discussed above.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $176.4 million real estate portfolio at December 31, 2001 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2001 and 2000, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2001         2000
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 7.3        $ 62.6
        Impaired loans with reserves--gross...     11.3          23.7
                                                  -----        ------
               Total gross impaired loans.....     18.6          86.3
        Reserves related to impaired loans....     (2.7)        (18.5)
        Write-downs related to impaired loans.     (3.5)         (3.5)
                                                  -----        ------
               Net impaired loans.............    $12.4        $ 64.3
                                                  =====        ======

   The Company had an average balance of $65.3 million and $90.2 million in impaired loans for 2001 and 2000, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2001 and 2000, loans on nonaccrual status, before reserves and write-downs, amounted to $13.0 million and $86.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit.

    Taken together, these facts support, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which these loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The sources of net investment income were as follows:

                                                      2001     2000     1999
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $214,505 $223,964 $231,176
  Dividends on equity securities...................    4,598    4,573    4,618
  Income from short-term investments...............    2,332    3,433    3,568
  Income from mortgage loans.......................   30,771    6,091    6,296
  Income from policy loans.........................   19,394   20,088   20,131
  Income from other real estate-related investments       27       99      155
  Income from other loans and investments..........      646    2,455    2,033
                                                    -------- -------- --------
         Total investment income...................  272,273  260,703  267,977
  Investment expense...............................    2,854    3,233    3,337
                                                    -------- -------- --------
         Net investment income..................... $269,419 $257,470 $264,640
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2001, 2000 and 1999, were as follows:

                                                              2001     2000     1999
                                                             ------- --------  -------
(in thousands)
Real estate-related......................................... $16,081 $  1,711  $ 4,201
Fixed maturity securities...................................   4,284  (12,185)  (9,755)
Trading account securities--gross gains.....................      --       --      491
Trading account securities--gross losses....................      --       --   (7,794)
Equity securities...........................................     262      245    1,039
Other.......................................................      33    1,952    2,269
                                                             ------- --------  -------
       Realized investment gains (losses) before income
         tax expense (benefit)..............................  20,660   (8,277)  (9,549)
Income tax expense (benefit)................................   7,231   (2,897)  (3,342)
                                                             ------- --------  -------
       Net realized investment gains (losses)............... $13,429 $ (5,380) $(6,207)
                                                             ======= ========  =======

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                               December 31, December 31, December 31,
                                                                   2001         2000         1999
                                                               ------------ ------------ ------------
(in thousands)
Fixed maturity securities.....................................   $69,970      $89,421     $(182,456)
Equity and other securities...................................      (879)       1,187        (3,929)
Adjustment to deferred insurance acquisition costs............    (7,446)        (243)        3,834
Adjustment to value of business acquired......................    (4,209)      (3,614)       13,265
                                                                 -------      -------     ---------
   Unrealized gain (loss) before income tax expense (benefit).    57,436       86,751      (169,286)
Income tax expense (benefit)..................................     8,167       (1,350)      (15,492)
                                                                 -------      -------     ---------
       Net unrealized gain (loss) on investments..............   $49,269      $88,101     $(153,794)
                                                                 =======      =======     =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Unconsolidated Investees

   At December 31, 2001 and 2000 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2001 and 2000, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.0 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $27 thousand, $99 thousand and $155 thousand in 2001, 2000 and 1999, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 22.0 percent of the investment-grade fixed maturity securities at December 31, 2001 were mortgage-backed securities, up from 18.9 percent at December 31, 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.3 percent and 15.1 percent of the investment-grade fixed maturity securities at December 31, 2001 and 2000, respectively, consisted of corporate asset-backed securities. The majority of investments in asset-backed securities were backed by commercial mortgage-backed securities (36.5%), home equity loans (22.9%), collateralized loan and bond obligations (12.1%), manufactured housing loans (11.7%), and other commercial assets (5.5%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: California (52.9%), Washington (9.8%), Colorado (8.1%) and Illinois (6.7%). The property type distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: land (51.9%), hotels (32.4%) and office (7.8%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   At December 31, 2001 loans to a master limited partnership (the ''MLP'') between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $92.5 million, or 52.4 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2001. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and the general reserve allowance related to these loans was released. At December 31, 2001, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2001, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates (''Nesbitt''), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
6.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2001, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. In the fourth quarter of 2001, a valuation reserve of $600 thousand was recorded for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2001, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois. At December 31, 2001, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $7.4 million at December 31, 2001 and consisted of various unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. All zoned properties were sold by March of 2001. We are currently pursuing an out of court settlement against the city of Honolulu for the downzoning of certain unzoned properties. If a settlement is not reached, trial will begin this year. We are holding the unzoned properties for future zoning and sales. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, it is anticipated that it could be several additional years until the Company completely disposes of all investments in Hawaii. At December 31, 2001, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2001, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2001.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2001, 2000 and 1999:

                                    2001     2000      1999
                                   ------- --------  --------
                 (in thousands)
                 Current.......... $11,228 $ 28,274  $ 75,816
                 Deferred.........  16,926  (27,027)  (42,952)
                                   ------- --------  --------
                        Total..... $28,154 $  1,247  $ 32,864
                                   ======= ========  ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2001, 2000 and 1999:

                                                 2001     2000      1999
                                                -------  -------  --------
     (in thousands)
     Unrealized gains and losses on investments $12,246  $    --  $(21,477)
     Value of business acquired................  (1,473)  (1,265)    4,643
     Deferred insurance acquisition costs......  (2,606)     (85)    1,342
                                                -------  -------  --------
            Total.............................. $ 8,167  $(1,350) $(15,492)
                                                =======  =======  ========

   The actual income tax expense for 2001, 2000 and 1999 differed from the ''expected'' tax expense for those years as displayed below. ''Expected'' tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2001, 2000, and 1999 to income before income tax expense.

                                                         2001      2000     1999
                                                        -------  --------  -------
(in thousands)
Computed expected tax expense.......................... $27,913  $ 17,342  $27,232
Difference between ''expected'' and actual tax expense:
   State taxes.........................................  (2,302)      737    1,608
   Amortization of goodwill and other intangibles......   4,797     4,589    4,460
   Dividend received deduction.........................      --    (1,191)      --
   Foreign tax credit..................................     (15)     (214)    (306)
   Change in valuation allowance.......................      --   (15,201)      --
   Recapture of affiliated reinsurance.................      --    (4,599)      --
   Prior year tax settlements..........................  (2,577)       --       --
   Other, net..........................................     338      (216)    (130)
                                                        -------  --------  -------
       Total actual tax expense........................ $28,154  $  1,247  $32,864
                                                        =======  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned ''Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31, December 31,
                                                                  2001         2000         1999
                                                              ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs (''DAC Tax'')........   $135,307     $131,591     $121,723
   Unrealized losses on investments..........................         --       12,045       43,758
   Life policy reserves......................................     90,870       67,260       43,931
   Unearned revenue..........................................     55,574       58,200       59,349
   Real estate-related.......................................         --        6,515        7,103
   Other investment-related..................................     12,646        5,330          928
   Other.....................................................      3,349        4,329        3,133
                                                                --------     --------     --------
       Total deferred federal tax assets.....................    297,746      285,270      279,925
   Valuation allowance.......................................         --      (12,045)     (58,959)
                                                                --------     --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    297,746      273,225      220,966
                                                                --------     --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     24,608       33,467       55,884
   Deferred insurance acquisition costs......................    135,317       84,280       41,706
   Depreciation and amortization.............................     21,165       21,799       19,957
   Other investment-related..................................      7,239        7,973        7,670
   Unrealized gains on investments...........................     12,246           --           --
   Other.....................................................      1,483        4,925        2,247
                                                                --------     --------     --------
       Total deferred federal tax liabilities................    202,058      152,444      127,464
                                                                --------     --------     --------
Net deferred federal tax assets..............................   $ 95,688     $120,781     $ 93,502
                                                                ========     ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract (''BOLI''). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service (''IRS''). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2001 and 2000, joint venture mortgage loans totaled $104.3 million and $67.5 million, respectively, and during 2001, 2000 and 1999, the Company earned interest income on these joint venture loans of $25.4 million, $0.8 million and $0.6 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), will permit FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2001, 2000 and 1999 amounted to $27.4 million, $23.3 million and $18.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.5 million, $0.6 million and $1.0 million in 2001, 2000 and 1999, respectively, related to the management of the Company's real estate portfolio.

   The Company also has allocated expenses related to investment management services provided by Zurich Scudder Investments, Inc. (''ZSI''), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.7 million, $1.6 million and $1.8 million during 2001, 2000 and 1999, respectively. On December 4, 2001, Deutsche Bank and ZFS announced that they had signed a definitive agreement under which Deutsche Bank will acquire 100 percent of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   FKLA has a formal management and services agreement with Fidelity Life Association, A Mutual Legal Reserve Company ("FLA"), which charges FLA based upon certain predetermined charges and factors. The Company shares directors, management, operations and employees with FLA. FLA is a mutual company, owned by its policyholders, and is not a member of the Zurich Holding Company System.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively ''PMG''). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York (''ZKLICONY''). ZKLICONY received its insurance license from the state of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds to various Farmers insurance companies, all of which are affiliated companies.

   The Company held a $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2001.

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned ''Summary of Significant Accounting Policies--Derivative instruments'' above.)

(8) Reinsurance

   As of December 31, 2001 and 2000, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $230.1 million and $262.1 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.1 million and $2.0 million as of December 31, 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is party to a funds withheld reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch (''ZICBB''). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets.

   Effective December 31, 2001, the Company entered into a quota share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (''GICs''). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2001      2000      1999
                                         --------  --------  --------
         Face amount in force........... $ 85,564  $ 85,358  $ 82,021
                                         ========  ========  ========
         Net amount at risk ceded....... $(76,283) $(78,169) $(75,979)
                                         ========  ========  ========
         Cost of insurance charges ceded $  168.1  $  173.8  $  166.4
                                         ========  ========  ========
         Funds withheld account......... $  236.1  $  228.8  $  263.4
                                         ========  ========  ========

   The Company's FWA supports reserve credits on reinsurance ceded on the BOLI product. In 1998, to properly match revenue and expenses, the Company placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as ''trading'' under Statement of Financial Accounting

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Standards No. 115 (''SFAS 115'') at December 31, 1998 and through November 30, 1999. SFAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. The Company recorded realized capital losses of $7.3 million related to the changes in fair value of this portfolio during 1999.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as ''trading''. As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million at both December 31, 2001 and 2000.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.5 percent for 2001 and 2000, respectively. The assumed health care trend rate used was based on projected experience for 2001,
7.5 percent for 2002, gradually declining to 6.4 percent by the year 2006 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $142 thousand and $78 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a ''potentially responsible party'' under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2001, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $2.8 million and $18.6 million in 2001 and 2000, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2001 and 2000.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                                          December 31, 2001     December 31, 2000
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,094,560 $3,094,560 $3,157,169 $3,157,169
   Cash and short-term investments.....................    216,479    216,479     50,001     50,001
   Mortgage loans and other real estate-related assets.    176,440    176,440    140,417    140,417
   Policy loans........................................    239,787    239,787    256,226    256,226
   Equity securities...................................     67,731     67,731     63,879     63,879
   Other invested assets...............................     20,799     20,799     21,792     20,109
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,376,604  3,324,417  3,273,573  3,206,501
   Funds withheld account..............................    236,134    236,134    228,822    228,822

(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. In 2002, the Company cannot pay dividends. The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2001      2000     1999
                                         --------  -------- --------
           (in thousands)
           Net income (loss)............ $(71,854) $ 19,975 $ 59,116
                                         ========  ======== ========
           Statutory capital and surplus $332,598  $397,423 $394,966
                                         ========  ======== ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles (''Codification'') guidance. The NAIC Accounting Practices and Procedures Manual - version effective January 1, 2001 - is the National Association of Insurance Commissioners' primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                 Quarter Ended
                                             ----------------------------------------------------
                                             March 31 June 30   September 30 December 31   Year
                                             -------- --------  ------------ ----------- --------
(in thousands)
2001 Operating Summary
   Revenue.................................. $91,072  $ 98,360    $85,013     $123,852   $398,297
                                             =======  ========    =======     ========   ========
   Net operating income (loss), excluding
     realized gains......................... $ 8,183  $ (1,364)   $(6,443)    $ 37,792   $ 38,168
   Net realized investment gains............   1,375     5,257      1,206        5,591     13,429
                                             -------  --------    -------     --------   --------
       Net income (loss).................... $ 9,558  $  3,893    $(5,237)    $ 43,383   $ 51,597
                                             =======  ========    =======     ========   ========
2000 Operating Summary
   Revenue.................................. $87,648  $103,446    $94,249     $ 75,567   $360,910
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $12,031  $  9,953    $ 8,710     $ 22,987   $ 53,681
   Net realized investment gains (losses)...  (1,378)     (105)       948       (4,845)    (5,380)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,653  $  9,848    $ 9,658     $ 18,142   $ 48,301
                                             =======  ========    =======     ========   ========
1999 Operating Summary
   Revenue.................................. $95,646  $ 86,164    $78,301     $103,308   $363,419
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $11,222  $ 14,385    $11,568     $ 13,972   $ 51,147
   Net realized investment gains (losses)...    (627)   (1,286)    (5,098)         804     (6,207)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,595  $ 13,099    $ 6,470     $ 14,776   $ 44,940
                                             =======  ========    =======     ========   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15) Operating Segments and Related Information

   The Company, FKLA, Zurich Life Insurance Company of America, (''ZLICA''), and FLA, operate under the trade name Zurich Life ("ZL"), formerly known as Zurich Kemper Life. For purposes of this operating segment disclosure, ZL will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   ZL is segregated by Strategic Business Unit (''SBU''). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of ZL, because it is at the SBU level that ZL can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of ZL's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States of America.

   ZL is segregated into the Life Brokerage, Financial Institutions (''Financial''), Retirement Solutions Group (''RSG'') and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as ZL is licensed in the District of Columbia and all states. During 2001, 2000 and 1999, ZL did not derive net revenue from one customer that exceeded 10 percent of the total revenue of ZL.

   The principal products and markets of ZL's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and business-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Summarized financial information for ZL's SBU's is as follows:

As of and for the period ending December 31, 2001:

                                                                    Income Statement
                                             --------------------------------------------------------------
                                                Life
                                              Brokerage    Financial      RSG        Direct       Total
                                              ----------  -----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income...................  $  100,201   $   226,974  $   96,113  $      129  $   423,417
   Realized investment gains...............       6,393        15,148       5,878           8       27,427
   Premium income..........................      84,993         3,090          38      20,166      108,287
   Fees and other income...................      69,794        42,854      62,826      40,200      215,674
                                              ----------  -----------  ----------  ----------  -----------
       Total revenue.......................     261,381       288,066     164,855      60,503      774,805
                                              ==========  ===========  ==========  ==========  ===========
Benefits and Expenses
   Policyholder benefits...................     121,224       166,390      60,636       7,082      355,332
   Intangible asset amortization...........      44,924        11,668      18,547          --       75,139
   Net deferral of insurance acquisition
     costs.................................     (37,375)     (130,547)    (17,098)    (36,213)    (221,233)
   Commissions and taxes, licenses and
     fees..................................        (787)      145,935      48,251       3,979      197,378
   Operating expenses......................      56,900        34,940      29,594      83,048      204,482
                                              ----------  -----------  ----------  ----------  -----------
       Total benefits and expenses.........     184,886       228,386     139,930      57,896      611,098
                                              ----------  -----------  ----------  ----------  -----------
Income before income tax expense............     76,495        59,680      24,925       2,607      163,707
Income tax expense..........................     26,468        20,355      10,145         496       57,464
                                              ----------  -----------  ----------  ----------  -----------
       Net income..........................  $   50,027   $    39,325  $   14,780  $    2,111  $   106,243
                                              ==========  ===========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits..................  $1,916,097   $ 2,887,014  $1,468,261  $  135,034  $ 6,406,406
                                              ==========  ===========  ==========  ==========  ===========
   Liabilities related to separate
     accounts..............................  $   25,549   $10,955,660  $2,127,544  $       --  $13,108,753
                                              ==========  ===========  ==========  ==========  ===========

                                                                                               Liabilities
                                                                                     Future    Related to
                                                                       Net Income    Policy     Separate
                                                            Revenue      (Loss)     Benefits    Accounts
                                                          -----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $   774,805  $  106,243  $6,406,406  $13,108,753
                                                          -----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................        277,589      46,645   2,397,798           --
   Revenue, net income and selected liabilities of
     ZLICA............................................         57,752      17,492     374,447           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................         41,167      (9,491)         --           --
                                                          -----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $   398,297  $   51,597  $3,634,161  $13,108,753
                                                          ===========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 2000:

                                                                    Income Statement
                                              ------------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  124,518  $  198,322  $   93,299  $    2,458  $   418,597
   Realized investment losses...............      (4,480)     (4,130)     (3,356)        (88)     (12,054)
   Premium income...........................      96,744         464          --      12,946      110,154
   Fees and other income....................      61,976      38,869      60,210      43,916      204,971
                                              ----------  ----------  ----------  ----------  -----------
       Total revenue........................     278,758     233,525     150,153      59,232      721,668
                                              ----------  ----------  ----------  ----------  -----------
Benefits and Expenses
   Policyholder benefits....................     118,556     131,552      63,318       1,650      315,076
   Intangible asset amortization............      55,186      12,782      20,860          --       88,828
   Net deferral of insurance acquisition
     costs..................................     (35,392)    (67,048)    (11,416)    (43,259)    (157,115)
   Commissions and taxes, licenses and
     fees...................................       8,260      84,232      44,431      11,264      148,187
   Operating expenses.......................      48,166      32,182      29,463      94,635      204,446
                                              ----------  ----------  ----------  ----------  -----------
       Total benefits and expenses..........     194,776     193,700     146,656      64,290      599,422
                                              ----------  ----------  ----------  ----------  -----------
Income (loss) before income tax expense
  (benefit)..................................     83,982      39,825       3,497      (5,058)     122,246
Income tax expense (benefit).................     32,873       7,982      (3,914)     (1,762)      35,179
                                              ----------  ----------  ----------  ----------  -----------
       Net income (loss)....................  $   51,109  $   31,843  $    7,411  $   (3,296) $    87,067
                                              ==========  ==========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits...................  $1,954,307  $2,956,326  $1,365,963  $   75,065  $ 6,351,661
                                              ==========  ==========  ==========  ==========  ===========
   Liabilities related to separate accounts.  $   23,410  $8,646,454  $2,509,775  $       --  $11,179,639
                                              ==========  ==========  ==========  ==========  ===========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  721,668  $   87,067  $6,351,661  $11,179,639
                                                          ----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       268,198      43,922   2,427,185           --
   Revenue, net income and selected liabilities of
     ZLICA............................................        48,650       7,212     336,336           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        43,910     (12,368)         --           --
                                                          ----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $  360,910  $   48,301  $3,588,140  $11,179,639
                                                          ==========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 1999:

                                                                    Income Statement
                                              -----------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  137,106  $  175,590  $  101,202  $    1,297  $  415,195
   Realized investment gains (losses).......         976      (6,980)        (98)         --      (6,102)
   Premium income...........................     145,533         410          --       8,038     153,981
   Fees and other income....................      70,477      48,873      35,742      44,528     199,620
                                              ----------  ----------  ----------  ----------  ----------
       Total revenue........................     354,092     217,893     136,846      53,863     762,694
                                              ==========  ==========  ==========  ==========  ==========
Benefits and Expenses
   Policyholder benefits....................     200,161     112,869      68,801       3,529     385,360
   Intangible asset amortization............      54,957      12,053      13,989          --      80,999
   Net deferral of insurance acquisition
     costs..................................     (37,433)    (43,664)    (20,624)    (41,412)   (143,133)
   Commissions and taxes, licenses and
     fees...................................      21,881      66,702      26,700      17,411     132,694
   Operating expenses.......................      56,179      25,101      23,611      71,194     176,085
                                              ----------  ----------  ----------  ----------  ----------
       Total benefits and expenses..........     295,745     173,061     112,477      50,722     632,005
                                              ----------  ----------  ----------  ----------  ----------
Income before income tax expense.............     58,347      44,832      24,369       3,141     130,689
Income tax expense...........................     25,707      19,235      10,966       1,114      57,022
                                              ----------  ----------  ----------  ----------  ----------
       Net income...........................  $   32,640  $   25,597  $   13,403  $    2,027  $   73,667
                                              ==========  ==========  ==========  ==========  ==========
Balance Sheet
   Future policy benefits...................  $2,099,940  $2,620,132  $1,577,944  $   34,957  $6,332,973
                                              ==========  ==========  ==========  ==========  ==========
   Liabilities related to separate accounts.  $   20,552  $6,916,807  $2,840,709  $       --  $9,778,068
                                              ==========  ==========  ==========  ==========  ==========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  762,694  $   73,667  $6,332,973  $9,778,068
                                                          ----------  ----------  ----------  ----------
Less:
   Revenue, net income and selected liabilities of FKLA      305,334      24,801   2,299,783          --
   Revenue, net income and selected liabilities of
     ZLICA............................................        49,460       8,528     314,357          --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        44,481      (4,602)         --          --
                                                          ----------  ----------  ----------  ----------
       Totals per the Company's consolidated financial
         statements...............................        $  363,419  $   44,940  $3,718,833  $9,778,068
                                                          ==========  ==========  ==========  ==========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Subsequent Event

   In the first quarter of 2002, the Company amended its BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA will be transferred to a trust account which will act as security for the reinsurance agreement.

(17) Effects of New Accounting Pronouncements

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations. SFAS 141 supercedes Accounting Principles Board Opinion No. 16 ("APB 16"). SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. It also requires that unrecognized negative goodwill must be written off immediately as an extraordinary gain and provides more specific guidance on how to determine the accounting acquirer, recognizing intangible assets apart from goodwill, as well as additional financial statement disclosures. The Company intends to adopt SFAS 141 in the first quarter of 2002. However, the implementation of SFAS 141 is not expected to have a material impact on the Company's 2002 financial results.

   Also in July 2001, the FASB issued Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets will no longer be amortized, but will be tested for impairment at the reporting unit level. Goodwill and indefinite-lived intangible assets will be tested for impairment at least annually and the amortization period for finite-lived intangible assets will no longer be limited to forty years. SFAS 142 also requires additional financial statement disclosure about goodwill and intangible assets. The Company intends to adopt SFAS 142 in the first quarter of 2002. The Company is currently evaluating the impact of implementing SFAS 142, however it is not expected to have a material impact on the Company's 2002 financial results.

   In June 2001, the FASB issued Statement of Financial Accounting Standard 143 ("SFAS 143"), Accounting for Asset Retirement Obligations. SFAS 143 amends FASB Statement of Financial Accounting Standard 19 and is effective for financial statements issued for fiscal years beginning after June 15, 2002, although earlier application is encouraged. SFAS 143 clarifies and revises existing guidance on financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. The Company intends to adopt SFAS 143 in 2002. The Company is currently evaluating the impact of implementing SFAS 143, however, it is not expected to have a material impact on the Company's 2002 financial results.

   In October 2001, the FASB issued Statement of Financial Accounting Standard 144 ("SFAS 144"), Accounting for Impairment or Disposal of Long-lived Assets. This Standard will generally be effective on a prospective basis, beginning January 1, 2002. SFAS 144 clarifies and revises existing guidance on accounting for impairment of plant, property, and equipment, amortized intangibles, and other long-lived assets not specifically addressed in other accounting literature. Significant changes include (1) establishing criteria beyond those previously specified in existing literature for determining when a long-lived is held for sale, and (2) requiring that the depreciable life of a long-lived asset to be abandoned is revised. These provisions could be expected to have the general effect of reducing or delaying recognition of future impairment losses on assets to be disposed, offset by higher depreciation during the remaining holding period. However, the Company does not expect the adoption of this Standard to have a significant impact on the Company's 2002 financial results. SFAS 144 also broadens the presentation of discontinued operations to include a component of an entity (rather than only a segment of a business).

APPENDIX A

TABLES OF ADJUSTED ACCUMULATION UNIT VALUES (REFLECTING CURRENT CHARGES)
The accumulation unit values are for the life of the Separate Account based on current recurring deductions and charges applicable to the Contracts. The Contracts were initially offered June 23, 2000. Values may vary had assets actually been allocated to the Separate Account under the Contracts.

ADJUSTED ACCUMULATION UNIT VALUES (Without any optional benefits)

                        Alger American Growth Subaccount

                                                                     Unit
  Date                                                              Values
  ----                                                              ------
01/06/89.........................................................  6.560797
12/31/89.........................................................  6.560797
12/31/90.........................................................  8.272435
12/31/91......................................................... 11.470093
12/31/92......................................................... 12.730481
12/31/93......................................................... 15.398146
12/31/94......................................................... 15.428498
12/31/95......................................................... 20.780548
12/31/96......................................................... 23.261594
12/31/97......................................................... 28.889962
12/31/98......................................................... 42.250215
12/31/99......................................................... 55.809720
12/31/00......................................................... 46.977687
12/31/01......................................................... 40.912306

                     Alger American MidCap Growth Subaccount

                                                                     Unit
  Date                                                              Values
  ----                                                              ------
04/30/93.........................................................  7.031208
12/31/93.........................................................  9.669240
12/31/94.........................................................  9.402954
12/31/95......................................................... 13.415203
12/31/96......................................................... 14.824614
12/31/97......................................................... 16.838745
12/31/98......................................................... 21.670086
12/31/99......................................................... 28.219022
12/31/00......................................................... 30.430907
12/31/01......................................................... 28.092038

                 Alger American Small Capitalization Subaccount

                                                                     Unit
  Date                                                              Values
  ----                                                              ------
09/20/88.........................................................  4.409954
12/31/88.........................................................  4.247444
12/31/89.........................................................  6.900023
12/31/90.........................................................  7.408685
12/31/91......................................................... 11.528130
12/31/92......................................................... 11.786453
12/31/93......................................................... 13.186845
12/31/94......................................................... 12.454441
12/31/95......................................................... 17.746101
12/31/96......................................................... 18.257949
12/31/97......................................................... 20.086826
12/31/98......................................................... 22.919875
12/31/99......................................................... 32.465519
12/31/00......................................................... 23.344482
12/31/01......................................................... 16.250270

                 American Century VP Income & Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
10/30/97.......................................................  5.094206
12/31/97.......................................................  5.480019
12/31/98.......................................................  6.866480
12/31/99.......................................................  8.003817
12/31/00.......................................................  7.066093
12/31/01.......................................................  6.395409

                      American Century VP Value Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
05/01/96.......................................................  4.041348
12/31/96.......................................................  4.500270
12/31/97.......................................................  5.604036
12/31/98.......................................................  5.801182
12/31/99.......................................................  5.680866
12/31/00.......................................................  6.628908
12/31/01.......................................................  7.386026

                 Credit Suisse Trust-Emerging Markets Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
12/31/97.......................................................  9.751160
12/31/98.......................................................  7.964464
12/31/99....................................................... 14.269718
12/31/00.......................................................  9.646865
12/31/01.......................................................  8.610977

               Dreyfus Socially Responsible Growth Fund Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
10/07/93....................................................... 11.081435
12/31/93....................................................... 11.860091
12/31/94....................................................... 11.884787
12/31/95....................................................... 15.786565
12/31/96....................................................... 18.891804
12/31/97....................................................... 23.954381
12/31/98....................................................... 30.600271
12/31/99....................................................... 39.306894
12/31/00....................................................... 34.539267
12/31/01....................................................... 26.409562

                      Fidelity VIP Equity-Income Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
10/09/86.......................................................  5.057414
12/31/86.......................................................  5.053233
12/31/87.......................................................  4.934210
12/31/88.......................................................  5.980148
12/31/89.......................................................  6.930987
12/31/90.......................................................  5.798372
12/31/91.......................................................  7.527282
12/31/92.......................................................  8.689561
12/31/93....................................................... 10.152410
12/31/94....................................................... 10.735963
12/31/95....................................................... 14.325106
12/31/96....................................................... 16.167515
12/31/97....................................................... 20.456359
12/31/98....................................................... 22.553049
12/31/99....................................................... 23.684564
12/31/00....................................................... 25.362705

12/31/01                                                          23.806388

                         Fidelity VIP Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
10/09/86.......................................................  5.973630
12/31/86.......................................................  5.974649
12/31/87.......................................................  6.116984
12/31/88.......................................................  6.982919
12/31/89.......................................................  9.070461
12/31/90.......................................................  7.906698
12/31/91....................................................... 11.363469
12/31/92....................................................... 12.268780
12/31/93....................................................... 14.464492
12/31/94....................................................... 14.283640
12/31/95....................................................... 19.097158
12/31/96....................................................... 21.632870
12/31/97....................................................... 26.382866
12/31/98....................................................... 36.347519
12/31/99....................................................... 49.338761
12/31/00....................................................... 43.380072
12/31/01....................................................... 35.279470

                      Fidelity VIP II Contrafund Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
01/03/95.......................................................  8.015394
12/31/95....................................................... 11.062863
12/31/96....................................................... 13.243570
12/31/97....................................................... 16.237918
12/31/98....................................................... 20.845518
12/31/99....................................................... 25.581843
12/31/00....................................................... 23.593346
12/31/01....................................................... 20.447270

                     Fidelity VIP II Index 500 SC Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
08/27/92....................................................... 44.588171
12/31/92....................................................... 47.197618
12/31/93....................................................... 51.155402
12/31/94....................................................... 51.051473
12/31/95....................................................... 69.176336
12/31/96....................................................... 83.832253
12/31/97.......................................................109.979631
12/31/98.......................................................139.369127
12/31/99.......................................................165.893307
12/31/00.......................................................148.248563
12/31/01.......................................................128.376475

                    Janus Aspen Aggressive Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
09/14/93.......................................................  9.266992
12/31/93....................................................... 10.939575
12/31/94....................................................... 12.563174
12/31/95....................................................... 15.810894
12/31/96....................................................... 16.849043
12/31/97....................................................... 18.740626
12/31/98....................................................... 24.840268
12/31/99....................................................... 55.278973
12/31/00....................................................... 37.223932

12/31/01                                                          22.258325

                         Janus Aspen Balanced Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
09/14/93.......................................................  8.748892
12/31/93.......................................................  9.342900
12/31/94.......................................................  9.302892
12/31/95....................................................... 11.460246
12/31/96....................................................... 13.144184
12/31/97....................................................... 15.844589
12/31/98....................................................... 21.007231
12/31/99....................................................... 26.295711
12/31/00....................................................... 25.381313
12/31/01....................................................... 23.896884

                          Janus Aspen Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
09/14/93.......................................................  8.969556
12/31/93.......................................................  9.248127
12/31/94.......................................................  9.383172
12/31/95....................................................... 12.057345
12/31/96....................................................... 14.098743
12/31/97....................................................... 17.084781
12/31/98....................................................... 22.882635
12/31/99....................................................... 32.533742
12/31/00....................................................... 27.456671
12/31/01....................................................... 20.408319

                     Janus Aspen Worldwide Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
09/14/93.......................................................  9.974708
12/31/93....................................................... 11.833588
12/31/94....................................................... 11.862620
12/31/95....................................................... 14.915690
12/31/96....................................................... 18.998262
12/31/97....................................................... 22.910558
12/31/98....................................................... 29.162063
12/31/99....................................................... 47.352076
12/31/00....................................................... 39.439333
12/31/01....................................................... 30.210355

                      J.P. Morgan Small Company Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
12/31/94.......................................................  6.429666
12/31/95.......................................................  8.438573
12/31/96....................................................... 10.149536
12/31/97....................................................... 12.279783
12/31/98....................................................... 11.459715
12/31/99....................................................... 16.342728
12/31/00....................................................... 14.314573
12/31/01....................................................... 12.996161

                             Scudder Bond Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
07/16/85.......................................................  2.533563
12/31/85.......................................................  2.708548
12/31/86.......................................................  3.001768

12/31/87.......................................................  3.000134
12/31/88.......................................................  3.123854
12/31/89.......................................................  3.443262
12/31/90.......................................................  3.673524
12/31/91.......................................................  4.265061
12/31/92.......................................................  4.506269
12/31/93.......................................................  5.000201
12/31/94.......................................................  4.702032
12/31/95.......................................................  5.486704
12/31/96.......................................................  5.570602
12/31/97.......................................................  6.001878
12/31/98.......................................................  6.316997
12/31/99.......................................................  6.179913
12/31/00.......................................................  6.748082
12/31/01.......................................................  7.047280

                        Scudder Capital Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
07/16/85.......................................................  2.980329
12/31/85.......................................................  3.270542
12/31/86.......................................................  3.948476
12/31/87.......................................................  3.823080
12/31/88.......................................................  4.607176
12/31/89.......................................................  5.582999
12/31/90.......................................................  5.099956
12/31/91.......................................................  7.026349
12/31/92.......................................................  7.381355
12/31/93.......................................................  8.807938
12/31/94.......................................................  7.856434
12/31/95.......................................................  9.977505
12/31/96....................................................... 11.831960
12/31/97....................................................... 15.857279
12/31/98....................................................... 19.293433
12/31/99....................................................... 25.764651
12/31/00....................................................... 22.927385
12/31/01....................................................... 18.259705

                        Scudder International Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
05/01/87.......................................................  4.319089
12/31/87.......................................................  3.826997
12/31/88.......................................................  4.410190
12/31/89.......................................................  5.998486
12/31/90.......................................................  5.469279
12/31/91.......................................................  6.017927
12/31/92.......................................................  5.758523
12/31/93.......................................................  7.832673
12/31/94.......................................................  7.668837
12/31/95.......................................................  8.413190
12/31/96.......................................................  9.533268
12/31/97....................................................... 10.266562
12/31/98....................................................... 12.011138
12/31/99....................................................... 18.325805
12/31/00....................................................... 14.171877
12/31/01.......................................................  9.677206

                    Scudder Government Securities Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
09/03/87.......................................................  0.537276
12/31/87.......................................................  0.538914

12/31/88.......................................................  0.548496
12/31/89.......................................................  0.619317
12/31/90.......................................................  0.671332
12/31/91.......................................................  0.763566
12/31/92.......................................................  0.798416
12/31/93.......................................................  0.839452
12/31/94.......................................................  0.806342
12/31/95.......................................................  0.946652
12/31/96.......................................................  0.959292
12/31/97.......................................................  1.032147
12/31/98.......................................................  1.090983
12/31/99.......................................................  1.084873
12/31/00.......................................................  1.188598
12/31/01.......................................................  1.261701

                            Scudder Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
12/09/83.......................................................  0.398055
12/31/83.......................................................  0.409590
12/31/84.......................................................  0.448065
12/31/85.......................................................  0.553378
12/31/86.......................................................  0.596828
12/31/87.......................................................  0.599251
12/31/88.......................................................  0.594018
12/31/89.......................................................  0.751909
12/31/90.......................................................  0.746754
12/31/91.......................................................  1.175150
12/31/92.......................................................  1.201651
12/31/93.......................................................  1.359770
12/31/94.......................................................  1.288688
12/31/95.......................................................  1.698136
12/31/96.......................................................  2.030942
12/31/97.......................................................  2.433077
12/31/98.......................................................  2.765282
12/31/99.......................................................  3.744306
12/31/00.......................................................  2.993351
12/31/01.......................................................  2.295636

                          Scudder High Yield Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
04/06/82.......................................................  0.164990
12/31/82.......................................................  0.203961
12/31/83.......................................................  0.231005
12/31/84.......................................................  0.256732
12/31/85.......................................................  0.308356
12/31/86.......................................................  0.358291
12/31/87.......................................................  0.374589
12/31/88.......................................................  0.428338
12/31/89.......................................................  0.417569
12/31/90.......................................................  0.348689
12/31/91.......................................................  0.522328
12/31/92.......................................................  0.607144
12/31/93.......................................................  0.719173
12/31/94.......................................................  0.694304
12/31/95.......................................................  0.805619
12/31/96.......................................................  0.906202
12/31/97.......................................................  0.998783
12/31/98.......................................................  1.000780
12/31/99.......................................................  1.009714
12/31/00.......................................................  0.910739
12/31/01.......................................................  0.923060

                    Scudder Investment Grade Bond Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
05/01/96.......................................................  0.919654
12/31/96.......................................................  0.944554
12/31/97.......................................................  1.017024
12/31/98.......................................................  1.084101
12/31/99.......................................................  1.048677
12/31/00.......................................................  1.138315
12/31/01.......................................................  1.188432

                         Scudder Money Market Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
04/06/82.......................................................  0.397045
12/31/82.......................................................  0.427269
12/31/83.......................................................  0.460442
12/31/84.......................................................  0.502660
12/31/85.......................................................  0.528230
12/31/86.......................................................  0.564956
12/31/87.......................................................  0.594555
12/31/88.......................................................  0.630830
12/31/89.......................................................  0.679587
12/31/90.......................................................  0.725584
12/31/91.......................................................  0.758746
12/31/92.......................................................  0.774991
12/31/93.......................................................  0.787311
12/31/94.......................................................  0.808596
12/31/95.......................................................  0.843696
12/31/96.......................................................  0.874898
12/31/97.......................................................  0.909443
12/31/98.......................................................  0.944546
12/31/99.......................................................  0.978071
12/31/00.......................................................  1.024685
12/31/01.......................................................  1.050134

                         Scudder Small Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
05/02/94.......................................................  0.708718
12/31/94.......................................................  0.730450
12/31/95.......................................................  0.937585
12/31/96.......................................................  1.185435
12/31/97.......................................................  1.570576
12/31/98.......................................................  1.835643
12/31/99.......................................................  2.439146
12/31/00.......................................................  2.150971
12/31/01.......................................................  1.512338

                      Scudder Technology Growth Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
05/03/99.......................................................  1.010606
12/31/99.......................................................  1.779780
12/31/00.......................................................  1.378579
12/31/01.......................................................  0.920443

                         Scudder Total Return Subaccount

                                                                   Unit
   Date                                                           Values
   ----                                                           ------
04/06/82.......................................................  0.334709
12/31/82.......................................................  0.413033

12/31/83.......................................................  0.479638
12/31/84.......................................................  0.450422
12/31/85.......................................................  0.571187
12/31/86.......................................................  0.649043
12/31/87.......................................................  0.644913
12/31/88.......................................................  0.713106
12/31/89.......................................................  0.872666
12/31/90.......................................................  0.904962
12/31/91.......................................................  1.231509
12/31/92.......................................................  1.236512
12/31/93.......................................................  1.368808
12/31/94.......................................................  1.223433
12/31/95.......................................................  1.526396
12/31/96.......................................................  1.753683
12/31/97.......................................................  2.077090
12/31/98.......................................................  2.361631
12/31/99.......................................................  2.677733
12/31/00.......................................................  2.575232
12/31/01.......................................................  2.388375

TAX-DEFERRED ACCUMULATION

                                  NON-QUALIFIED                CONVENTIONAL
                                     ANNUITY                   SAVINGS PLAN
                             After-tax contributions
                            and tax-deferred earnings
                                                                After-tax
                                           Taxable Lump       contributions
                        No Withdrawals    Sum Withdrawal   and taxable earnings
                        --------------    --------------   --------------------
10 Years ..............    $107,946          $ 86,448            $ 81,693
20 Years ..............     233,048           165,137             133,476
30 Years ..............     503,133           335,021             218,082

This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Certificates. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus. The chart does not reflect the following charges and expenses under Zurich Preferred: 1.00% mortality and expense risk; 0.25% administration charges; any optional benefit charge; ; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts.

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)
                   (With MIAA and no optional benefit riders)


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                      -13.50%
    Life of Subaccount (from 05/03/99)................              $34,278           -14.31%         -5.63%        -6.18%
    Life of Portfolio (from 01/06/89).................              246,564           516.41          15.03          N/A
    Ten Years.........................................              135,677           239.19          12.99          N/A
    Five Years........................................               68,522            71.31          11.37          N/A
    Three Years.......................................               38,060            -4.85          -1.64          N/A
    One Year..........................................               34,599           -13.50         -13.50        -13.95
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                -8.30
    Life of Subaccount (from 07/03/00)................               34,269           -14.33          -9.82        -10.35
    Life of Portfolio (from 04/30/93).................              157,884           294.71          17.14          N/A
    Five Years........................................               73,840            84.60          13.04          N/A
    Three Years.......................................               51,000            27.50           8.43          N/A
    One Year..........................................               36,680            -8.30          -8.30         -8.78
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount        -30.91
    Life of Subaccount (from 05/03/99)................               26,891           -32.77         -13.84        -14.48
    Life of Portfolio (from 09/20/88).................              144,461           261.15          10.15          N/A
    Ten Years.........................................               53,414            33.54           2.93          N/A
    Five Years........................................               34,578           -13.55          -2.87          N/A
    Three Years.......................................               27,828           -30.43         -11.39          N/A
    One Year..........................................               27,635           -30.91         -30.91        -31.30
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount        -10.09
    Life of Subaccount (from 05/03/99)................               34,313           -14.22          -5.59         -6.14
    Life of Portfolio (from 10/30/97).................               49,270            23.18           5.12          N/A
    Three Years.......................................               36,605            -8.49          -2.91          N/A
       One Year.......................................               35,963           -10.09         -10.09        -10.56
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                   10.74
    Life of Subaccount (from 05/03/99)................               45,188            12.97           4.68          4.22
    Life of Portfolio (from 05/01/96).................               71,831            79.58          10.87          N/A
    Five Years........................................               63,934            59.83           9.83          N/A
    Three Years.......................................               50,090            25.23           7.79          N/A
One Year..............................................               44,297            10.74          10.74         10.20
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Emerging Markets Subaccount       -11.34
    Life of Subaccount (from 05/01/98)................               28,759           -28.10          -8.60         -9.24
    Life of Portfolio (from 12/31/97).................               34,413           -13.97          -3.69          N/A
    Three Years.......................................               42,507             6.27           2.05          1.53
    One Year..........................................               35,464           -11.34         -11.34        -11.80
--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund          -24.09
Subaccount
    Life of Subaccount (from 05/03/99)................               31,375           -21.56          -8.71         -9.29
    Life of Portfolio (from 10/07/93).................               93,495           133.74          10.86          N/A
    Five Years........................................               54,423            36.06           6.35          N/A
    Three Years.......................................               33,907           -15.23          -5.36          N/A
    One Year..........................................               30,366           -24.09         -24.09        -24.49
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Subaccount                  -6.75
    Life of Subaccount (from 05/01/96)................               61,754            54.38           7.96          7.61
    Life of Portfolio (from 10/09/86).................              184,928           362.32          10.57          N/A
    Ten Years.........................................              120,276           200.69          11.64          N/A
    Five Years........................................               57,340            43.35           7.47          6.94
    Three Years.......................................               41,504             3.76           1.24          0.73
    One Year..........................................               37,300            -6.75          -6.75         -7.23
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 83 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                        -19.24%
    Life of Subaccount (from 05/01/96)................              $66,306            65.77%          9.32%         8.99%
    Life of Portfolio (from 10/09/86).................              232,874           482.18          12.26          N/A
    Ten Years.........................................              118,045           195.11          11.43          N/A
    Five Years........................................               63,521            58.80           9.69          9.15
    Three Years.......................................               38,149            -4.63          -1.57         -2.07
    One Year..........................................               32,303           -19.24         -19.24        -19.68
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Subaccount                -13.92
    Life of Subaccount (from 05/01/96)................               67,629            69.07           9.70          9.38
    Life of Portfolio (from 01/03/95).................              100,477           151.19          14.07          N/A
    Five Years........................................               60,131            50.33           8.49          7.96
Three Years...........................................               38,558            -3.61          -1.22         -1.71
    One Year..........................................               34,432           -13.92         -13.92        -14.37
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 SC Subaccount               -13.99
    Life of Subaccount (from 05/01/96)................               68,366            70.91           9.91          9.59
    Life of Portfolio (from 08/27/92).................              113,090           182.72          11.76          N/A
    Five Years........................................               59,638            49.10           8.32          7.78
    Three Years.......................................               36,199            -9.50          -3.27         -3.76
    One Year..........................................               34,403           -13.99         -13.99        -14.44
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount              -40.69
    Life of Subaccount (from 09/13/95)................               58,050            45.12           6.09          5.72
    Life of Portfolio (from 09/14/93).................               94,228           135.57          10.87          N/A
    Five Years........................................               51,398            28.50           5.14          4.61
    Three Years.......................................               35,197           -12.01          -4.17         -4.67
    One Year..........................................               23,724           -40.69         -40.69        -41.04
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                        -6.46
    Life of Subaccount (from 09/13/95)................               86,578           116.45          13.03         12.77
    Life of Portfolio (from 09/14/93).................              107,409           168.52          12.64          N/A
    Five Years........................................               70,847            77.12          12.11         11.57
    Three Years.......................................               44,739            11.85           3.80          3.29
    One Year..........................................               37,415            -6.46          -6.46         -6.94
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                         -26.21
    Life of Subaccount (from 09/13/95)................               68,549            71.37           8.92          8.60
    Life of Portfolio (from 09/14/93).................               89,164           122.91          10.14          N/A
    Five Years........................................               56,357            40.89           7.10          6.57
    Three Years.......................................               35,042           -12.40          -4.32         -4.80
    One Year..........................................               29,515           -26.21         -26.21        -26.62
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount (5)           -23.95
    Life of Subaccount (from 09/13/95)................               83,097           107.74          12.30         12.02
    Life of Portfolio (from 09/14/93).................              119,300           198.25          14.07          N/A
    Five Years........................................               61,929            54.82           9.14          8.60
    Three Years.......................................               40,725             1.81           0.60          0.09
    One Year..........................................               30,420           -23.95         -23.95        -24.36
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                   -9.82
    Life of Subaccount (from 05/03/99)................               44,630            11.57           4.19          3.73
    Life of Portfolio (from 12/31/94).................               79,286            98.22          10.26          N/A
    Five Years........................................               49,829            24.57           4.49          N/A
    Three Years.......................................               44,596            11.49           3.69          N/A
    One Year..........................................               36,072            -9.82          -9.82        -10.29
--------------------------------------------------------------------------------------------------------------------------------
Scudder Bond Subaccount                                 3.78
    Life of Subaccount (from 05/03/99)................               44,071            10.18           3.70          3.23
    Life of Portfolio (from 07/16/85).................              107,633           169.08           6.19          N/A
    Ten Years.........................................               62,688            56.72           4.60          N/A
    Five Years........................................               49,240            23.10           4.24          N/A
    Three Years.......................................               43,874             9.69           3.13          N/A
    One Year..........................................               41,513             3.78           3.78          3.27
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 83 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                     -20.92%
    Life of Subaccount (from 05/01/98)................              $38,937            -2.66%         -0.73%        -1.24%
    Life of Portfolio (from 07/16/85).................              241,440           503.60          11.53          N/A
    Ten Years.........................................               98,754           146.88           9.46          N/A
    Five Years........................................               60,098            50.25           8.48          N/A
    Three Years.......................................               37,195            -7.01          -2.39         -2.89
    One Year..........................................               31,632           -20.92         -20.92        -21.34
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                  -32.23
    Life of Subaccount (from 05/01/98)................               31,364           -21.59          -6.41         -7.01
    Life of Portfolio (from 05/01/87).................               86,384           115.96           5.38          N/A
    Ten Years.........................................               60,991            52.48           4.31          N/A
    Five Years........................................               39,468            -1.33          -0.27          N/A
    Three Years.......................................               31,645           -20.89          -7.51         -7.99
    One Year..........................................               27,109           -32.23         -32.23        -32.60
--------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount                5.49
    Life of Subaccount (from 11/06/89)................               79,800            99.50           5.84          5.58
    Life of Portfolio (from 09/03/87).................               90,768           126.92           5.88          N/A
    Ten Years.........................................               62,690            56.72           4.60          4.08
    Five Years........................................               51,200            28.00           5.06          4.54
    Three Years.......................................               45,487            13.72           4.38          3.86
    One Year..........................................               42,197             5.49           5.49          4.97
--------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                             -23.86
    Life of Subaccount (from 12/13/83)................              226,707           466.77          10.08          9.98
    Life of Portfolio (from 12/13/83).................              226,707           466.77          10.08          9.98
    Ten Years.........................................               74,147            85.37           6.37          5.84
    Five Years........................................               43,964             9.91           1.91          1.39
    Three Years.......................................               32,608           -18.48          -6.58         -7.06
    One Year..........................................               30,456           -23.86         -23.86        -24.27
--------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount (6)                       0.71
    Life of Subaccount (from 04/14/82)................              219,444           448.61           9.01          8.91
    Life of Portfolio (from 04/14/82).................              219,444           448.61           9.01          8.91
    Ten Years.........................................               67,066            67.66           5.30          4.78
    Five Years........................................               39,611            -0.97          -0.20         -0.70
    Three Years.......................................               36,249            -9.38          -3.23         -3.72
    One Year..........................................               40,285             0.71           0.71          0.21
--------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount                3.75
    Life of Subaccount (from 05/01/96)................               50,416            26.04           4.17          3.75
    Life of Portfolio (from 05/01/96).................               50,416            26.04           4.17          3.75
    Five Years........................................               48,971            22.43           4.13          3.61
    Three Years.......................................               43,110             7.78           2.53          2.02
    One Year..........................................               41,500             3.75           3.75          3.24
--------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                     1.84
    Life of Subaccount (from 04/06/82)................              101,430           153.58           4.82          4.61
    Life of Portfolio (from 04/06/82).................              101,430           153.58           4.82          4.61
    Ten Years.........................................               52,453            31.13           2.75          2.24
    Five Years........................................               46,701            16.75           3.15          2.63
    Three Years.......................................               43,716             9.29           3.01          2.49
    One Year..........................................               40,736             1.84           1.84          1.33
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                   -30.22
    Life of Subaccount (from 05/02/94)................               83,646           109.11          10.09          9.83
    Life of Portfolio (from 05/02/94).................               83,646           109.11          10.09          9.83
    Five Years........................................               49,635            24.09           4.41          3.88
    Three Years.......................................               32,353           -19.12          -6.83         -7.31
    One Year..........................................               27,910           -30.22         -30.22        -30.62
--------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                  -33.75
    Life of Subaccount (from 05/03/99)................               35,844           -10.39          -4.03         -4.57
    Life of Portfolio (from 05/03/99).................               35,844           -10.39          -4.03         -4.57
    One Year..........................................               26,499           -33.75         -33.75        -34.13
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 83 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
 Scudder Total Return Subaccount (6).................. -7.86%
    Life of Subaccount (from 04/14/82)................             $281,084           602.71%         10.39%        10.31%
    Life of Portfolio (from 04/14/82).................              281,084           602.71          10.39         10.31
    Ten Years.........................................               73,627            84.07           6.29          5.77
    Five Years........................................               53,021            32.55           5.80          5.28
    Three Years.......................................               39,759            -0.60          -0.20         -0.70
    One Year..........................................               36,854            -7.86          -7.86         -8.34
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 83 for additional information.

PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures reflect the current charge for the MIAA program, but not the Guaranteed Minimum Death Benefit rider charge or the Earnings Based Death Benefit rider charge. If such charges were reflected, Nonstandardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected. The Standardized Average Annual Total Return figures reflect the maximum charge for the MIAA program, but not the Guaranteed Minimum Death Benefit rider charge or the Earnings Based Death Benefit rider charge. If such charges were reflected, Standardized Average Annual Total Return would be lower.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)
                           (With MIAA, GMDB and EBDB)


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                      -13.85%
    Life of Subaccount (from 05/03/99)................              $33,912           -15.22%         -6.01%        -6.56%
    Life of Portfolio (from 01/06/89).................              244,810           512.03          14.96          N/A
    Ten Years.........................................              134,381           235.95          12.88          N/A
    Five Years........................................               67,853            69.63          11.15          N/A
    Three Years.......................................               37,653            -5.87          -2.00          N/A
    One Year..........................................               34,461           -13.85         -13.85        -14.30
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                -8.64
    Life of Subaccount (from 07/03/00)................               34,063           -14.84         -10.18        -10.71
    Life of Portfolio (from 04/30/93).................              156,704           291.76          17.04          N/A
    Five Years........................................               73,171            82.93          12.84          N/A
    Three Years.......................................               50,593            26.48           8.15          N/A
    One Year..........................................               36,542            -8.64          -8.64         -9.12
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount        -31.26
    Life of Subaccount (from 05/03/99)................               26,525           -33.69         -14.28        -14.93
    Life of Portfolio (from 09/20/88).................              142,668           256.67          10.04          N/A
    Ten Years.........................................               52,120            30.30           2.68          N/A
    Five Years........................................               33,910           -15.23          -3.25          N/A
    Three Years.......................................               27,422           -31.45         -11.83          N/A
    One Year..........................................               27,497           -31.26         -31.26        -31.64
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount        -10.44
    Life of Subaccount (from 05/03/99)................               33,946           -15.13          -5.97         -6.53
    Life of Portfolio (from 10/30/97).................               48,401            21.00           4.67          N/A
    Three Years.......................................               36,198            -9.50          -3.27          N/A
       One Year.......................................               35,825           -10.44         -10.44        -10.90
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                   10.40
    Life of Subaccount (from 05/03/99)................               44,821            12.05           4.36          3.89
    Life of Portfolio (from 05/01/96).................               71,056            77.64          10.66          N/A
    Five Years........................................               63,265            58.16           9.60          N/A
    Three Years.......................................               49,684            24.21           7.49          N/A
One Year..............................................               44,159            10.40          10.40          9.86
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Emerging Markets Subaccount       -11.68
    Life of Subaccount (from 05/01/98)................               33,982           -15.05          -4.34         -4.91
    Life of Portfolio (from 12/31/97).................               33,864           -15.34          -4.07          N/A
    Three Years.......................................               42,100             5.25           1.72          1.21
    One Year..........................................               35,326           -11.68         -11.68        -12.15
--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund          -24.43
Subaccount
    Life of Subaccount (from 05/03/99)................               31,008           -22.48          -9.11         -9.70
    Life of Portfolio (from 10/07/93).................               92,374           130.94          10.69          N/A
    Five Years........................................               53,754            34.39           6.09          N/A
    Three Years.......................................               33,501           -16.25          -5.74          N/A
    One Year..........................................               30,228           -24.43         -24.43        -24.84
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Subaccount                  -7.10
    Life of Subaccount (from 05/01/96)................               60,979            52.45           7.72          7.36
    Life of Portfolio (from 10/09/86).................              182,879           357.20          10.49          N/A
    Ten Years.........................................              118,980           197.45          11.52          N/A
    Five Years........................................               56,671            41.68           7.22          6.69
    Three Years.......................................               41,098             2.74           0.91          0.40
    One Year..........................................               37,162            -7.10          -7.10         -7.57
--------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 88 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                        -19.59%
    Life of Subaccount (from 05/01/96)................              $65,531            63.83%          9.09%         8.76%
    Life of Portfolio (from 10/09/86).................              230,825           477.06          12.19          N/A
    Ten Years.........................................              116,750           191.87          11.31          N/A
    Five Years........................................               62,852            57.13           9.46          8.92
    Three Years.......................................               37,742            -5.64          -1.92         -2.42
    One Year..........................................               32,165           -19.59         -19.59        -20.02
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Subaccount                -14.27
    Life of Subaccount (from 05/01/96)................               66,854            67.13           9.48          9.15
    Life of Portfolio (from 01/03/95).................               99,523           148.81          13.91          N/A
    Five Years........................................               59,462            48.65           8.25          7.72
    Three Years.......................................               38,151            -4.62          -1.57         -2.06
    One Year..........................................               34,294           -14.27         -14.27        -14.71
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 SC Subaccount               -14.34
    Life of Subaccount (from 05/01/96)................               67,590            68.98           9.69          9.36
    Life of Portfolio (from 08/27/92).................              111,820           179.55          11.62          N/A
    Five Years........................................               58,969            47.42           8.07          7.54
    Three Years.......................................               35,793           -10.52          -3.64         -4.13
    One Year..........................................               34,265           -14.34         -14.34        -14.78
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount              -41.03
    Life of Subaccount (from 09/13/95)................               57,189            42.97           5.83          5.46
    Life of Portfolio (from 09/14/93).................               93,099           132.75          10.71          N/A
    Five Years........................................               50,729            26.82           4.87          4.34
    Three Years.......................................               34,790           -13.03          -4.55         -5.04
    One Year..........................................               23,586           -41.03         -41.03        -41.38
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                        -6.81
    Life of Subaccount (from 09/13/95)................               86,599           116.50          13.03         12.77
    Life of Portfolio (from 09/14/93).................              106,280           165.70          12.49          N/A
    Five Years........................................               70,178            75.44          11.90         11.35
    Three Years.......................................               44,333            10.83           3.49          2.97
    One Year..........................................               37,277            -6.81          -6.81         -7.28
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Janus Aspen Growth Subaccount                         -26.56
    Life of Subaccount (from 09/13/95)................               67,688            69.22           8.70          8.38
    Life of Portfolio (from 09/14/93).................               88,034           120.09           9.97          N/A
    Five Years........................................               55,688            39.22           6.84          6.31
    Three Years.......................................               34,635           -13.41          -4.69         -5.17
    One Year..........................................               29,377           -26.56         -26.56        -26.96
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Janus Aspen Worldwide Growth Subaccount (5)           -24.29
    Life of Subaccount (from 09/13/95)................               82,236           105.59          12.11         11.84
    Life of Portfolio (from 09/14/93).................              118,171           195.43          13.94          N/A
    Five Years........................................               61,260            53.15           8.90          8.36
    Three Years.......................................               40,318             0.79           0.26         -0.24
    One Year..........................................               30,282           -24.29         -24.29        -24.70
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                  -10.16
    Life of Subaccount (from 05/03/99)................               44,263            10.66           3.87          3.40
    Life of Portfolio (from 12/31/94).................               78,331            95.83          10.07          N/A
    Five Years........................................               49,160            22.90           4.21          N/A
    Three Years.......................................               44,189            10.47           3.38          N/A
    One Year..........................................               35,934           -10.16         -10.16        -10.63
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Scudder Bond Subaccount                                 3.44
    Life of Subaccount (from 05/03/99)................               43,705             9.26           3.38          2.90
    Life of Portfolio (from 07/16/85).................               93,892           134.73           5.32          N/A
    Ten Years.........................................               61,394            53.49           4.38          N/A
    Five Years........................................               48,571            21.43           3.96          N/A
    Three Years.......................................               43,468             8.67           2.81          N/A
    One Year..........................................               41,375             3.44           3.44          2.92
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 88 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                     -21.27%
    Life of Subaccount (from 05/01/98)................              $38,433            -3.92%         -1.08%        -1.60%
    Life of Portfolio (from 07/16/85).................              239,229           498.07          11.47          N/A
    Ten Years.........................................               97,459           143.65           9.31          N/A
    Five Years........................................               59,429            48.57           8.24          N/A
    Three Years.......................................               36,788            -8.03          -2.75         -3.24
    One Year..........................................               31,494           -21.27         -21.27        -21.69
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                  -32.57
    Life of Subaccount (from 05/01/98)................               30,861           -22.85          -6.82         -7.43
    Life of Portfolio (from 05/01/87).................               84,408           111.02           5.22          N/A
    Ten Years.........................................               59,697            49.24           4.09          N/A
    Five Years........................................               38,800            -3.00          -0.61          N/A
    Three Years.......................................               31,238           -21.91          -7.91         -8.38
    One Year..........................................               26,971           -32.57         -32.57        -32.95
--------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount                5.14
    Life of Subaccount (from 11/06/89)................               78,089            95.22           5.66          5.38
    Life of Portfolio (from 09/03/87).................               88,753           121.88           5.72          N/A
    Ten Years.........................................               61,351            53.38           4.37          3.85
    Five Years........................................               50,512            26.28           4.78          4.26
    Three Years.......................................               45,072            12.68           4.06          3.54
    One Year..........................................               42,058             5.14           5.14          4.63
--------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                             -24.19
    Life of Subaccount (from 12/13/83)................              224,261           460.65          10.01          9.92
    Life of Portfolio (from 12/13/83).................              224,261           460.65          10.01          9.92
    Ten Years.........................................               72,885            82.21           6.18          5.66
    Five Years........................................               43,317             8.29           1.61          1.09
    Three Years.......................................               32,218           -19.46          -6.96         -7.44
    One Year..........................................               30,323           -24.19         -24.19        -24.60
--------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount (6)                       0.37
    Life of Subaccount (from 04/14/82)................              216,673           441.68           8.94          8.84
    Life of Portfolio (from 04/14/82).................              216,673           441.68           8.94          8.84
    Ten Years.........................................               65,754            64.38           5.10          4.58
    Five Years........................................               38,944            -2.64          -0.53         -1.03
    Three Years.......................................               35,846           -10.39          -3.59         -4.08
    One Year..........................................               40,146             0.37           0.37         -0.14
--------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount                3.40
    Life of Subaccount (from 05/01/96)................               49,622            24.05           3.87          3.45
    Life of Portfolio (from 05/01/96).................               49,622            24.05           3.87          3.45
    Five Years........................................               48,286            20.71           3.84          3.32
    Three Years.......................................               42,697             6.74           2.20          1.69
    One Year..........................................               41,361             3.40           3.40          2.89
--------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                     1.49
    Life of Subaccount (from 04/06/82)................               98,718           146.80           4.68          4.46
    Life of Portfolio (from 04/06/82).................               98,718           146.80           4.68          4.46
    Ten Years.........................................               51,143            27.86           2.49          1.98
    Five Years........................................               46,028            15.07           2.85          2.34
    Three Years.......................................               43,310             8.28           2.69          2.18
    One Year..........................................               40,597             1.49           1.49          0.99
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Scudder Small Cap Growth Subaccount                   -30.56
    Life of Subaccount (from 05/02/94)................               82,615           106.54           9.92          9.65
    Life of Portfolio (from 05/02/94).................               82,615           106.54           9.92          9.65
    Five Years........................................               48,985            22.46           4.14          3.61
    Three Years.......................................               31,963           -20.09          -7.20         -7.69
    One Year..........................................               27,778           -30.56         -30.56        -30.95
--------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                  -34.10
    Life of Subaccount (from 05/03/99)................               35,478           -11.31          -4.40         -4.94
    Life of Portfolio (from 05/03/99).................               35,478           -11.31          -4.40         -4.94
    One Year..........................................               26,361           -34.10         -34.10        -34.48
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 88 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
 Scudder Total Return Subaccount (6)                   -8.21%
    Life of Subaccount (from 04/14/82)................             $278,284           595.71%         10.33%        10.25%
    Life of Portfolio (from 04/14/82).................              278,284           595.71          10.33         10.25
    Ten Years.........................................               72,318            80.79           6.10          5.58
    Five Years........................................               52,348            30.87           5.53          5.01
    Three Years.......................................               39,355            -1.61          -0.54         -1.04
    One Year..........................................               36,717            -8.21          -8.21         -8.68
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 88 for additional information.

PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states and prorated portion of the Records Maintenance Charge. The Nonstandardized Total Return figures also reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider charge and the Earnings Based Death Benefit rider charge.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including a prorated portion of the Records Maintenance Charge, the maximum charge for the MIAA program, the Guaranteed Minimum Death Benefit rider charge and the Earnings Based Death Benefit rider charge. Premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

 APPENDIX B

STATE PREMIUM TAX CHART

                                                          Rate of Tax
                                               Qualified        Non-Qualified
               State                             Plans              Plans
          -------------                     -------------      ----------
          California........................         .50%*          2.35%*
          Maine.............................        2.00%           2.00%
          Nevada............................        3.50%           3.50%*
          South Dakota......................         --             1.25%
          West Virginia.....................        1.00%           1.00%
          Wyoming...........................         --             1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX C

                         CONDENSED FINANCIAL INFORMATION

     The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".

     In each table, Condensed Financial Information is not shown for certain Subaccounts available under the Contract because those Subaccounts did not have investments under Contracts reflecting that possible combination of benefits and separate account charges indicated in that table as of the dates covered by that table.

          Table    Total Optional      Guaranteed      Earnings Based    Ten-Year Guaranteed     Seven-Year Guaranteed
                   Benefit Charge     Minimum Death     Death Benefit     Retirement Income        Retirement Income
                                     Benefit Charge        Charge           Benefit Charge          Benefit Charge
        C-1              0.45%               Y                 N                   Y                       N
        C-2              0.65%               Y                 Y                   Y                       N


Table C-1                                                         Year End December 31 2001
                                                   Beginning of Year*                 End of Year
Subaccount                                            Unit Value           Number of Units      Unit Value
                                                                                (000s)

American Century VP Value Subaccount                    6.473                     0               7.378
Fidelity VIP Equity-Income Subaccount                  21.717                     0              23.779
Fidelity VIP Growth Subaccount                         30.186                     0              35.239
J.P. Morgan Small Company Subaccount                   10.738                     0              12.981
Scudder Bond Subaccount                                 7.100                     0               7.039
Scudder International Subaccount                        9.610                     0               9.666

Table C-2

Subaccount

American Century VP Value Subaccount                    6.472                     1               7.374
Fidelity VIP Equity-Income Subaccount                  21.717                     0              23.767
Fidelity VIP Growth Subaccount                         30.186                     0              35.221
J.P. Morgan Small Company Subaccount                   10.738                     1              12.975
Scudder Bond Subaccount                                 7.099                     3               7.036
Scudder International Subaccount                        9.610                     2               9.661
Scudder Money Market Subaccount                         1.048                     6               1.048

*Commencement of Offering on October 1, 2001